As filed with the Securities and Exchange Commission on December 19, 2013.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 19	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 22	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Vice President, Chief Legal Officer & Secretary	Suite 3100
1 Corporate Way	Chicago, Illinois 60602-4207
Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

PROSPECTUS
April 2 8 , 201 4
CURIAN VARIABLE SERIES TRUST

This Prospectus provides you with the basic information you should know before investing in the Curian Variable Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  This Prospectus currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

Curian Guidance – Interest Rate Opportunities Fund
Curian Guidance – Multi-Strategy Income Fund
Curian Guidance – Equity Income Fund
Curian Guidance – Conservative Fund
Curian Guidance – Moderate Fund
Curian Guidance – Growth Fund
Curian Guidance – Moderate Growth Fund
Curian Guidance – Maximum Growth Fund
Curian Guidance – Tactical Moderate Growth Fund
Curian Guidance – Tactical Maximum Growth Fund
Curian Guidance – Institutional Alt 65 Fund
Curian Guidance – Institutional Alt 100 Conservative Fund
Curian Guidance – Institutional Alt 100 Moderate Fund
Curian Guidance – Institutional Alt 100 Growth Fund
Curian Guidance – International Opportunities Conservative Fund
Curian Guidance – International Opportunities Moderate Fund
Curian Guidance – International Opportunities Growth Fund
Curian Guidance – Equity 100 Fund
Curian Guidance – Fixed Income 100 Fund
Curian Guidance – Real Assets Fund
Curian Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund
Curian Dynamic Risk Advantage – Diversified Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund
Curian/Aberdeen Latin America Fund
Curian/American Funds® Global Growth Fund Curian/American Funds® Growth Fund
Curian/AQR Risk Parity Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund
Curian/Baring International Fixed Income Fund
Curian/BlackRock Global Long Short Credit Fund
Curian/CenterSquare International REIT Fund (formerly, Curian/Urdang International REIT Fund)
Curian/DFA U.S. Micro Cap Fund
Curian/DoubleLine® Total Return Fund
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund
Curian Focused International Equity Fund
Curian Focused U.S. Equity Fund
Curian/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Natural Resources Fund
Curian/Lazard International Strategic Equity Fund
Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund
Curian/PineBridge Merger Arbitrage Fund
Curian/Schroder Emerging Europe Fund
Curian/T. Rowe Price Capital Appreciation Fund
Curian/The Boston Company Equity Income Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund   (formerly, Curian/UBS Global Long Short Income Opportunities Fund)
Curian/Van Eck International Gold Fund

The Curian/American Funds Global Growth Fund and the Curian/American Funds Growth Fund both utilize a master-feeder structure.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”) dated April 2 8 , 201 4 , which is incorporated by reference into (which means it legally is a part of) this Prospectus.

T he Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

(This page left intentionally blank.)

	Curian/T. Rowe Price Capital Appreciation Fund	199
	Curian/The Boston Company Equity Income Fund	203
	Curian/UBS Global Long Short Fixed Income Opportunities Fund	206
	Curian/Van Eck International Gold Fund	210

II.	Additional Information About Each Fund Investment Objectives, Principal Investment Strategies, Principal Risks, Additional Information and Portfolio Management	216

	Curian Guidance – Interest Rate Opportunities Fund	216
	Curian Guidance – Multi-Strategy Income Fund	221
	Curian Guidance – Equity Income Fund	226
	Curian Guidance – Conservative Fund	230
	Curian Guidance – Moderate Fund	235
	Curian Guidance – Growth Fund	240
	Curian Guidance – Moderate Growth Fund	245
	Curian Guidance – Maximum Growth Fund	250
	Curian Guidance – Tactical Moderate Growth Fund	254
	Curian Guidance – Tactical Maximum Growth Fund	259
	Curian Guidance – Institutional Alt 65 Fund	264
	Curian Guidance – Institutional Alt 100 Conservative Fund	269
	Curian Guidance – Institutional Alt 100 Moderate Fund	274
	Curian Guidance – Institutional Alt 100 Growth Fund	279
	Curian Guidance – International Opportunities Conservative Fund	284
	Curian Guidance – International Opportunities Moderate Fund	288
	Curian Guidance – International Opportunities Growth Fund	292
	Curian Guidance – Equity 100 Fund	296
	Curian Guidance – Fixed Income 100 Fund	301
	Curian Guidance – Real Assets Fund	306
	Curian Tactical Advantage 35 Fund	311
	Curian Tactical Advantage 60 Fund	314
	Curian Tactical Advantage 75 Fund	317
	Curian Dynamic Risk Advantage – Diversified Fund	320
	Curian Dynamic Risk Advantage – Growth Fund	323
	Curian Dynamic Risk Advantage – Income Fund	326
	Curian/Aberdeen Latin America Fund	329
	Curian/American Funds Global Growth Fund	332
	Curian/American Funds Growth Fund	335
	Curian/AQR Risk Parity Fund	339
	Curian/Ashmore Emerging Market Small Cap Equity Fund	343
	Curian/Baring International Fixed Income Fund	346
	Curian/BlackRock Global Long Short Credit Fund	348
	Curian/CenterSquare International REIT Fund	352
	Curian/DFA U.S. Micro Cap Fund	355
	Curian/DoubleLine Total Return Fund	358
	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	360
	Curian/Epoch Global Shareholder Yield Fund	363
	Curian/FAMCO Flex Core Covered Call Fund	365
	Curian Focused International Equity Fund	368
	Curian Focused U.S. Equity Fund	370
	Curian/Franklin Templeton Frontier Markets Fund	372
	Curian/Franklin Templeton Natural Resources Fund	375
	Curian/Lazard International Strategic Equity Fund	378
	Curian Long Short Credit Fund	380
	Curian/Neuberger Berman Currency Fund	383
	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	386
	Curian/Nicholas Convertible Arbitrage Fund	389
	Curian/PIMCO Credit Income Fund	391

	Curian/PineBridge Merger Arbitrage Fund	394
	Curian/Schroder Emerging Europe Fund	397
	Curian/T. Rowe Price Capital Appreciation Fund	399
	Curian/The Boston Company Equity Income Fund	401
	Curian/UBS Global Long Short Fixed Income Opportunities Fund	403
	Curian/Van Eck International Gold Fund	406

III.	Master/Feeder Structure	409

IV.	More About the Funds	410

V.	Glossary of Risks	416

VI.	Management of the Trust	433

Management Of The Trust; Investment Adviser; Advisory Fee; Sub-Advisory Arrangements; Administrative Fee; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	441

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Privacy Policy Statement

Summary Overview Of Each Fund

Curian Guidance – Interest Rate Opportunities Fund

Investment Objective.  The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) .

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Multi-Strategy Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Equity Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Equity Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities of issuers in the U.S. and foreign countries, including emerging markets that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Equity Income Fund
MSCI All Country World Index (Net)*
S&P 500 Index
*Effective January 1, 2014, the Fund’s primary benchmark was changed because the MSCI All Country World Index better aligns with the Fund’s investment strategy as it favors global exposure over U.S. centric exposure.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets;

government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31[ TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [ TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Conservative Fund
Barclays Capital U.S. Aggregate Bond Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Moderate Fund

Investment Objective.  The primary investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets .  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the

Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDEMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDEMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Moderate Fund
Dow Jones Moderate Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance - Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDEMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDEMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDEMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .   Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  The Fund is not limited to any particular asset class or strategy.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .   Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Moderate Growth Fund
Dow Jones Moderate Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .   Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund a, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Maximum Growth Fund
Dow Jones Moderately Aggressive Index*
S&P 500 Index
*Effective January 1, 2014, the Fund’s primary benchmark was changed because the Dow Jones Moderately Aggressive Index more closely aligns with the Fund’s global outlook and focuses on targeting a global allocation.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Tactical Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .   Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Tactical Moderate Growth Fund
Dow Jones Moderate Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Tactical Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Tactical Maximum Growth Fund
Dow Jones Moderately Aggressive Index*
S&P 500 Index
*Effective January 1, 2014, the Fund’s primary benchmark was changed because the Dow Jones Moderately Aggressive Index more closely aligns with the Fund’s global outlook and focuses on targeting a global allocation.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Institutional Alt 65 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in investment categories .

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –   Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Institutional Alt 65 Fund
Credit Suisse Hedge Fund Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Institutional Alt 100 Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Conservative Fund (the “Fund”) is to seek long-term growth of capital consistent with capital preservation, through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Institutional Alt 100 Moderate Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Moderate Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Guidance – Institutional Alt 100 Moderate Fund
Credit Suisse Hedge Fund Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Institutional Alt 100 Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the

Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – International Opportunities Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities of issuers in the U.S. and foreign countries, including emerging markets , as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – International Opportunities Moderate Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Moderate Fund (the “Fund”) is to seek total return through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity or international fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets , as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – International Opportunities Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Growth Fund (the “Fund”) is to seek long-term growth of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity oriented securities of issuers in the U.S. and foreign countries, including emerging markets or in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Equity 100 Fund

Investment Objective.  The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.    During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets .  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian Guidance – Equity 100 Fund
MSCI All Country World Index (Net)

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young, CFA	September 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul, CFA	September 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.

Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Fixed Income 100 Fund

Investment Objective.  The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed income orientation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets .  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust, JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each

Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian Guidance – Fixed Income 100 Fund
Barclays Capital U.S. Aggregate Bond Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young, CFA	September 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul, CFA	September 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.

Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Guidance – Real Assets Fund

Investment Objective.  The investment objective of the Curian Guidance – Real Assets Fund (the “Fund”) is to seek long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.   Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio . [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities of issuers in the U.S. and foreign countries, including emerging and currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust , JNL Series Trust , JNL Variable Fund LLC, or JNL Investors Series Trust .  Not all Funds of the Curian Variable Series Trust , JNL Series Trust JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The investment categories of the Underlying Funds are as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	April 2013	Senior Vice President and Chief Investment Officer, Curian Capital
James W. Gilmore	April 2013	Vice President and Portfolio Manager, Curian Capital
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Tactical Advantage 35 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Tactical Advantage 35 Fund
Dow Jones Moderately Conservative Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	March 2012	Managing Director, Mellon Capital
Richard A. Brown	March 2012	Director, Mellon Capital
Thomas J. Durante	March 2012	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Tactical Advantage 60 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [      ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk – A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Tactical Advantage 60 Fund
Dow Jones Moderate Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	March 2012	Managing Director, Mellon Capital
Richard A. Brown	March 2012	Director, Mellon Capital
Thomas J. Durante	March 2012	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Tactical Advantage 75 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [     ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, he Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Tactical Advantage 75 Fund
Dow Jones Moderately Aggressive Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Karen Q. Wong	March 2012	Managing Director, Mellon Capital
Richard A. Brown	March 2012	Director, Mellon Capital
Thomas J. Durante	March 2012	Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Dynamic Risk Advantage – Diversified Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [      ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure among some or all of the following asset classes: (i) global equity securities, core fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), commodities , and alternative assets and strategies (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bond s , and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-

term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Dynamic Risk Advantage – Diversified Fund
Dow Jones Moderately Conservative Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	March 2012	Managing Director, Mellon Capital
James Stavena	March 2012	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Dynamic Risk Advantage – Growth Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Growth Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure among some or all of the following asset classes: (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk –Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Dynamic Risk Advantage – Growth Fund
Dow Jones Moderate Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	March 2012	Managing Director, Mellon Capital
James Stavena	March 2012	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Dynamic Risk Advantage – Income Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

3
Curian Capital   has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one-year period, as indicated above .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [       ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures among some or all of the following asset classes: (i) domestic and international dividend-paying equities, core fixed income securities , preferred stocks, real estate investment trusts (REITs), emerging markets debt, high-yield bonds , and alternative assets and strategies (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian Dynamic Risk Advantage – Income Fund
Dow Jones Moderately Conservative Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Mellon Capital Management Corporation (“Mellon Capital”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	March 2012	Senior Vice President and Chief Investment Officer, Curian Capital
Clint Pekrul	March 2012	Assistant Vice President and Portfolio Manager, Curian Capital
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital
Vassilis Dagioglu	March 2012	Managing Director, Mellon Capital
James Stavena	March 2012	Managing Director, Mellon Capital

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Aberdeen Latin America Fund

Investment Objective.  The investment objective of the Curian/Aberdeen Latin America Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Credit risk – The  Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diverse funds.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Aberdeen Asset Managers Limited (“Aberdeen”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark Gordon-James	April 2013	Senior Investment Manager, Aberdeen
Joann e Irvine	April 2013	Head of Emerging Markets (ex-Asia), Aberdeen
Devan Kaloo	April 2013	Head of Global Emerging Market Equities, Aberdeen
Fiona Manning	April 2013	Senior Investment Manager, Aberdeen
Nick Robinson	April 2013	Director, Head of Brazilian Equities, Aberdeen

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/American Funds® Global Growth Fund

Investment Objective.  The investment objective of the Curian/American Funds® Global Growth Fund (the “Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	The fee table and example reflect the expenses of both the Fund and the Master Fund.

2	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[ TO BE UPDATED BY AMENDMENT]
1 year	3 years

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).   For the period from September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.   The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

[ TO BE UPDATED BY AMENDMENT]
Period	Master Fund
1/1/201 3 -12/31/201 3

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.  The Master Fund expects to be invested in numerous countries.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Master Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Fund Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended 6): %; Worst Quarter (ended /):

Master Fund Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDMENT]
	1 year	5 years	10 years
Curian American Funds Global Growth Fund
MSCI All Country World Index (Net)

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Currently, Curian Capital provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Isabelle de Wismes	September 2013	Senior Vice President, Capital World InvestorsSM (“CWI”) 1
Martin Jacobs	September 2013	Senior Vice President, CWI 1
Jonathan Knowles	September 2013	Senior Vice President, CWI 1
Steven T. Watson	September 2013	Senior Vice President, CWI 1

1  CWI is a division of Capital Research and Management Company.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/American Funds® Growth Fund

Investment Objective.  The Curian/American Funds® Growth Fund (the “Fund” or “Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses2
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement3
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	The fee table and example reflect the expenses of both the Fund and the Master Fund.

2	“Other Expenses” include an Administrative Fee of 0. 10 % which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

3
Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).   During the most recent fiscal year , the Fund’s portfolio turnover rate was [   ] % of the average value of its portfolio.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

[TO BE UPDATED BY AMENDMENT]
Period	Master Fund
1/1/201 3 -12/31/201 3

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

In the periods shown in the chart, the Fund’s highest quarterly return was [       ]% ([quarter] of [year]) and lowest quarterly return was [     ]% ([quarter] of [year)].

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian American Funds Growth Fund
S&P 500 Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Currently, Curian Capital provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See  the Additional Information About Each Fund for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Donnalisa Parks Barnum	March 2012	Senior Vice President, Capital World InvestorsSM (“CWI”) 1
Gregg E. Ireland	March 2012	Senior Vice President, CWI 1
Gregory D. Johnson	March 2012	Senior Vice President, CWI 1
Michael T. Kerr	March 2012	Senior Vice President, CWI 1
Ronald B. Morrow	March 2012	Senior Vice President, CWI 1

1  CWI is a division of Capital Research and Management Company.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/AQR Risk Parity Fund

Investment Objective. The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement2
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2
Curian has entered into a contractual agreement with the Fund under which it will waive 0.20% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [   ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund pursues its investment objective by allocating assets among major asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income securities and inflation-linked government bonds) will generally have greater dollar exposure for the Fund than higher risk asset classes (such as global developed and emerging market equities).  In other words, the Sub-Adviser typically will allocate less capital to higher risk asset classes as compared to lower risk asset classes.  A “neutral” asset allocation targets a balanced risk allocation among each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures and swaps, bond futures and swaps, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in Curian/AQR Risk Parity Fund Ltd. (“Subsidiary”),

which invests primarily in futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviations of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into repurchase and reverse repurchase agreements.  Under a repurchase agreement, the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.  Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies

(“RICs”).  The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”).  The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Curian Capital and has the same money managers as the Fund.  The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary.  The Subsidiary has entered into a separate investment advisory agreement with Curian Capital for the management of the Subsidiary portfolio pursuant to which Curian Capital has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  (In the descriptions below of risks related to investments in commodities -- except that describing federal income tax risks -- references to the “Fund” include the Subsidiary as well.)

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments.  A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into futures, forward or swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Investment momentum style risk – Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
AQR Capital Management, LLC (“AQR”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John M. Liew, Ph.D.	September 2013	Founding Principal, AQR
Brian K. Hurst	September 2013	Principal, AQR
Michael Mendelson	September 2013	Principal, AQR
Yao Hua Ooi	September 2013	Principal, AQR

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Ashmore Emerging Market Small Cap Equity Fund

Investment Objective.  The investment objective of the Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements

(including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore Equity Investment Management (US) LLC , the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Investments in IPOs risk – Initial Public Offerings (“IPOs”) issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

•
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance .

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Ashmore Equity Investment Management (US) LLC (“Ashmore”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John DiTieri	April 2013	Portfolio Manager, Ashmore
Alejandro Garza	April 2013	Portfolio Manager, Ashmore
Cindy Chi	April 2013	Portfolio Manager, Ashmore
Felicia Morrow	April 2013	Chief Executive Officer, Chief Investment Officer, and Lead Portfolio Manager, Ashmore
Peter Trofimenko	April 2013	Portfolio Manager, Ashmore

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Baring International Fixed Income Fund

Investment Objective.  The investment objective of the Curian/Baring International Fixed Income Fund (the “Fund”) is to seek a total return in excess of that achieved by the Fund’s benchmark.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by Baring International Investment Limited, the Fund’s sub-adviser (the “Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.) (the “Index”), the Fund’s benchmark index.  The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2013 , the average duration of the Index was [    ] years). [TO BE UPDATED BY AMENDMENT]

The Fund may hold fixed income securities that pay either fixed or floating interest rates.  A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, the Sub-Adviser in its discretion may, but will not necessarily, employ hedging techniques that utilize forward currency contracts for cross hedging purposes. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments.

The Sub-Adviser generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

•
European states participating in the Euro Currency — 0% to Index weighting +30% (i.e., if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bond s , and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Baring International Investment Limited (“Baring”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Richard Balfour, CFA	September 2013	Investment Manager, Baring
Angelina Chueh	April 2013	Investment Manager, Baring

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/BlackRock Global Long Short Credit Fund

Investment Objective.  The investment objective of the Curian/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1
“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund’s short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are ___ %. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.

Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock Financial Management, Inc. and BlackRock International Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

Generally, the Fund’s average maturity is expected to be less than 6 years.

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.  The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock.  The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to fixed income securities by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; exchange-traded funds and closed-end registered investment companies, which may be managed by a Sub-Adviser or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return.  The Fund also may make short sales “against the box” without limitation.  In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Air transportation industry risk – The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.  Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition.  However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

•
Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

•
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•
Repurchase agreements and purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.

•
Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans.  Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

•
Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.  No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

•
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured products risk – Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty risk.  The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  Certain structured products may be thinly-traded or have a limited trading market.  In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes.  Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Advisers:
BlackRock Financial Management, Inc. (“BFM”)
BlackRock International Limited (“BIL”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael Phelps	April 2013	Managing Director, BlackRock, Inc. 1
Joshua Tarnow	April 2013	Managing Director, BlackRock, Inc. 1

1  BFM and BIL are wholly-owned subsidiaries of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/CenterSquare International REIT Fund
(formerly Curian/Urdang International REIT Fund)

Investment Objective.   The investment objective of the Curian/CenterSquare International REIT Fund (the “Fund”) is to seek to maximize total return consisting of capital appreciation and current income.

Expenses.   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses 1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.   The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the Fund’s portfolio, Urdang Securities Management, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a proprietary approach to quantify investment opportunities from both a real estate and stock perspective. Generally, the Sub-Adviser combines top-down real estate research, bottom-up stock analysis, and its proprietary relative value securities valuation process. In conducting its bottom-up research, the Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value process, the Sub-Adviser seeks to establish the validity of the price of a security relative to its peers based on factors unrelated to traditional real estate metrics, such as the impact on value of leverage, growth rate, market capitalization and property type.
Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Focus risk –   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Stock risk –   Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

•
Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Performance.   Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Urdang Securities Management, Inc. (“Urdang”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dean Frankel, CFA	April 2013	Senior Portfolio Manager, Urdang
Alan Supple	April 2013	Portfolio Manager, Urdang
Roberto Versace	April 2013	Portfolio Manager, Urdang

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/DFA U.S. Micro Cap Fund

Investment Objective.  The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.    During the most recent fiscal year , the Fund’s portfolio turnover rate was [      ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines.  Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2013 , the market capitalization of a micro-cap company was $ [   ] million or below. [TO BE UPDATED BY AMENDMENT]

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian/DFA U.S. Micro Cap Fund
Russell Microcap Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Dimensional Fund Advisors LP (“DFA”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi	September 2012	Senior Portfolio Manager and Vice President, DFA
Jed S. Fogdall	September 2012	Senior Portfolio Manager and Vice President, DFA
Henry F. Gray	September 2012	Head of Global Equity Trading and Vice President, DFA

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/DoubleLine® Total Return Fund

Investment Objective.  The investment objective of the Curian/DoubleLine® Total Return Fund (the “Fund”) is to seek to maximize total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement2
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2
Curian has entered into a contractual agreement with the Fund under which it will waive 0.12% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds. Bonds includes debt securities and other fixed income instruments issued by governmental or private-sector entities. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal circumstances, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Asset-based securities risk – Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as, other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

·
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

·
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

·
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

·
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

·
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

·
Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

·
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

·
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

·
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.   Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer, DoubleLine
Philip A. Barach	September 2013	President, DoubleLine

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

Investment Objectives.  The investment objective of the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1
“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund’s short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are ___ %. [TO BE UPDATED BY AMENDMENT] The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market and less developed countries.

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, Eaton Vance Management, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

·
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

·
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

·
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

·
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Eaton Vance Management (“Eaton Vance”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John R. Baur	April 2013	Vice President, Eaton Vance
Michael A. Cirami	April 2013	Vice President, Eaton Vance
Eric A. Stein	April 2013	Vice President, Eaton Vance

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Epoch Global Shareholder Yield Fund

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income.  Capital appreciation is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDEMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDEMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [   ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDEMENT]

Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

·
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
·
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDEMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDEMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/Epoch Global Shareholder Yield Fund
MSCI World Index (Net)

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Epoch Investment Partners, Inc. (“Epoch”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Eric Sappenfield	March 2012	Managing Director and Senior Analyst, Epoch
Michael Welhoelter	March 2012	Managing Director, Epoch
William Priest	March 2012	Chief Executive Officer and Co-Chief Investment Officer, Epoch

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/FAMCO Flex Core Covered Call Fund

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the

Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
·
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/FAMCO Flex Core Covered Call Fund
CBOE S&P 500 BuyWrite Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Fiduciary Asset Management LLC (“FAMCO”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Wiley D. Angell	March 2012	Chief Executive Officer and Chief Investment Officer, FAMCO
Charles D. Walbrandt	March 2012	Chairman and Portfolio Manager, FAMCO
Sean C. Hughes	April 2013	Vice President and Portfolio Manager, FAMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Focused International Equity Fund

Investment Objective.  The investment objective of the Curian Focused International Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement2
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2
Curian has entered into a contractual agreement with the Fund under which it will waive 0.02% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, the Fund’s sub-adviser (the “Sub-Adviser”), uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in any size companies, it will generally invest in large, established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will reduce position size in the portfolio as deemed necessary to adhere to portfolio construction guidelines regarding maximum individual holding size, industry/sector weight, as well as other relevant factors.  When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size.  The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are:  that a company’s competitive advantage is deteriorating or no longer expanding; that there are more attractive names in an essentially similar industry; that a company’s leadership is not performing as expected; that a company’s culture is challenged;

that valuation is deemed excessive; and/or that there is material geopolitical or currency risk.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

·
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.   Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
WCM Investment Management (“WCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	President, Co-CEO and Portfolio Manager, WCM
Peter J. Hunkel	September 2013	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	September 2013	Portfolio Manager and Business Analyst ,WCM
Kurt R. Winrich, CFA	September 2013	Chairman, Co-CEO and Portfolio Manager, WCM

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Focused U.S. Equity Fund

Investment Objective.  The investment objective of the Curian Focused U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in common stock of companies located in the United States.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement2
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2
Curian has entered into a contractual agreement with the Fund under which it will waive 0.11% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.  The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.  The Fund’s sub-adviser, The London Company of Virginia, LLC (the “Sub-Adviser”), invests for the long-term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund’s Sub-Adviser emphasizes investments in profitable, financially stable, core companies that are run by shareholder-oriented management, and trade at valuations the Sub-Adviser believes are reasonable.  The Sub-Adviser seeks companies with high return on capital, consistent free cash flow generation, predictability and stability.

The Sub-Adviser utilizes a bottom-up approach in the security selection process by screening its investable universe against an internally developed quantitative model, scoring companies along several dimensions, including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Adviser seeks companies that are trading at 30-40% discount to intrinsic value and looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Adviser seeks to identify the sources of a company's competitive advantage as well as management’s ability to increase shareholder value.  Securities are ultimately added to the Fund’s portfolio when the Sub-Adviser determines that the risk/reward profile of the security has made it attractive to warrant purchase.

The Sub-Adviser generally sells a security when it becomes overvalued and has reached the Sub-Adviser’s price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.   Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The London Company of Virginia, LLC (“The London Company”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Stephen M. Goddard, CFA	September 2013	Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager, The London Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Franklin Templeton Frontier Markets Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.    During the most recent fiscal year , the Fund’s portfolio turnover rate was [   ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:

·
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

·	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

·	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

·	Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

·	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts and participatory notes. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may use participatory notes, which are equity access products structured as debt obligations that are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to local investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

·
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

·
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

·
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

·
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

·
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

·
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

·
Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

·
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

·
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31     [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian/Franklin Templeton Frontier Markets Fund
MSCI Frontier Markets Index (Net)

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Templeton Asset Management Ltd. (“TAML”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Mark Mobius, Ph.D.	September 2012	Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management, TAML

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Franklin Templeton Natural Resources Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 [TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest more than 50% of its total assets in foreign securities including emerging market securities.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
·
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

·
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/Franklin Templeton Natural Resources Fund
S&P North American Natural Resources Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Frederick G. Fromm, CFA	March 2012	Lead Portfolio Manager and Vice President, Franklin
Matthew Adams, CFA	March 2012	Portfolio Manager, Franklin
Steve Land, CFA	March 2012	Portfolio Manager, Franklin

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Lazard International Strategic Equity Fund

Investment Objective.  The investment objective of the Curian/Lazard International Strategic Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”)year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Country/regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

·
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and

other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

·
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

·
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Lazard Asset Management LLC (“Lazard”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark Little	April 2013	Portfolio Manager/Analyst, Lazard
Michael A. Bennett	April 2013	Portfolio Manager/Analyst, Lazard
Robin O. Jones	April 2013	Portfolio Manager/Analyst, Lazard
John R. Reinsberg	April 2013	Deputy Chairman, Lazard

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian Long Short Credit Fund

Investment Objective.  The investment objective of the Curian Long Short Credit Fund (the “Fund”) is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by PPM America, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as “high yield” or “junk” securities) or, if unrated, deemed equivalent by the Sub-Adviser.

The Fund may invest, without limitation in derivative or other synthetic instruments that have economic characteristics similar to the investments mentioned above.

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser’s assessment of the Fund’s foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund’s exposure relative to the U.S. dollar through the use of currency futures and forwards and other derivatives.

The Fund may invest in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, for investment purposes.  The Fund also may invest in currency futures and forward currency exchange contracts, which are derivatives, in order to hedge against currency exposure or for investment purposes.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.  In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.

The Fund may engage in short sales for hedging purposes or to enhance total return.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund seeks to maximize total return through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies.  The Sub-Adviser determines the Fund’s allocations to investment grade bonds, high yield bonds and bank loans based on the Sub-Adviser’s outlook for risk-adjusted returns from those types of securities.  Within those sectors, the Sub-Adviser then selects individual securities based on its analysis of the various issuers.  The Sub-Adviser also seeks to minimize interest rate risk, taking into consideration the maturity and duration of the portfolio as a whole or with respect to a particular security.

In anticipation of or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

·
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·	Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

·
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

·
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

·	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

·	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.

·
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

·
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

·
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

·
Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.

·
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
PPM America, Inc. (“PPM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	April 2013	Senior Managing Director, PPM
Michael T. Kennedy	April 2013	Senior Managing Director, PPM

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Neuberger Berman Currency Fund

Investment Objective.  The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.    During the most recent fiscal year , the Fund’s portfolio turnover rate was [   ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

·
Counterparty and settlement risk –Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

·
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

·
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

·
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

·
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

·	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
·
Regulation of derivatives risk – It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
·
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian/Neuberger Berman Currency Fund
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Neuberger Berman Fixed Income LLC (“Neuberger Berman”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Ugo Lancioni	September 2012	Managing Director, Neuberger Berman
Thomas Sontag	September 2012	Managing Director, Neuberger Berman
Richard Grau	September 2012	Senior Vice President, Neuberger Berman

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund

Investment Objective.   The investment objective of the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) is to seek total return.

Expenses.   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses 1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not completed a fiscal year.

Principal Investment Strategies.   The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in Curian/Neuberger Berman Balanced Commodity Fund Ltd. (“Subsidiary”).

The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its fiscal year.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund and the Subsidiary may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s and the Subsidiary’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets (including its interest in the Subsidiary).

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Fixed Income LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the
Fund may invest a significant amount of its assets in money market mutual funds.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  (In the descriptions below of risks related to investments in commodities -- except that describing federal income tax risks -- references to the “Fund” include the Subsidiary as well.)

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.
•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments.  A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into futures, forward or swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

·	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
·
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

·
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited .

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

·
Managed portfolio risk   –   As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance .

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

·	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
·
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

·
Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

·
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

·
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

·
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

·
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.   Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Neuberger Berman Fixed Income LLC (“Neuberger Berman”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Wai Lee	April 2014	Managing Director, Neuberger Berman
Hakan Kaya	April 2014	Vice President, Neuberger Berman
Thomas Sontag	April 2014	Managing Director, Neuberger Berman
Richard Grau	April 2014	Senior Vice President, Neuberger Berman

Messrs. Lee and Kaya are primarily responsible for the day-to-day management of the Fund’s investments in commodity-linked derivative instruments and the investments made by the Subsidiary. Messrs. Sontag and Grau are primarily responsible for the day-to-day management of the Fund’s fixed income securities.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Nicholas Convertible Arbitrage Fund

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO  BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1
“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are ___ %. [TO  BE UPDATED BY AMENDMENT] The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO  BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [   ] % of the average value of its portfolio. [TO  BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

·
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

·
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31   [TO  BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO  BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/Nicholas Convertible Arbitrage Fund
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Nicholas Investment Partners, L.P. (“Nicholas”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John Wylie	March 2012	Partner and Portfolio Manager, Nicholas
Catherine Nicholas	March 2012	Managing Partner and Chief Investment Officer, Nicholas

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/PIMCO Credit Income Fund

Investment Objective.  The investment objective of the Curian/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [  ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

·
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

·
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

·	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

·
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

·
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

·
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

·
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/PIMCO Credit Income Fund
Barclays Capital U.S. Credit Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Mark Kiesel	March 2012	Managing Director, PIMCO

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/PineBridge Merger Arbitrage Fund

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1
“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are ___ %.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.  Additionally, there may be periods of time where there are limited M&A investment opportunities and the Fund may invest large positions in cash or cash equivalents.

PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.  The Sub-Adviser may also engage in selling short the securities of the target company as part of its M&A arbitrage strategy.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

·
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

·
Credit risk – A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

·
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

·
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

·
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

·
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

·
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

·	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
·
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

·
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

·
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

·
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

·
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

·
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

·
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

·	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
·
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

·
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/PineBridge Merger Arbitrage Fund
BofA Merrill Lynch U.S. Dollar Libor 3 Month Constant Maturity Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
PineBridge Investments LLC (“PineBridge”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Meg Sullivan, CFA	March 2012	Vice President, PineBridge
Jason Weiss	June 2012	Vice President, PineBridge

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Schroder Emerging Europe Fund

Investment Objective.  The investment objective of the Curian/Schroder Emerging Europe Fund (the “Fund”) is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Schroder Investment Management North America Inc. (“SIMNA Inc.”)

Sub-Sub-Adviser:
Schroder Investment Management North America Limited (“SIMNA Ltd.”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Allan Conway	April 2013	Head of Emerging Market Equities, SIMNA Ltd.
Tom Wilson	April 2013	Head of EMEA (Europe, Middle East and Africa), SIMNA Ltd.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/T. Rowe Price Capital Appreciation Fund

Investment Objective.  The investment objective of the Curian/T. Rowe Price Capital Appreciation Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses
Less Waiver/Reimbursement2
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.
2
Curian has entered into a contractual agreement with the Fund under which it will waive 0.13% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 16, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Sub-Adviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but  the Sub-Advisers believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. The Fund may also invest in options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•	Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.   Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.

Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/The Boston Company Equity Income Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).
2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk – Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013   [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (February 6, 2012)
Curian/The Boston Company Equity Income Fund
S&P 500 Value Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The Boston Company Asset Management LLC (“The Boston Company”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Senior Portfolio Manager, The Boston Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.

Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/UBS Global Long Short Fixed Income Opportunities Fund

Investment Objective.  The investment objective of the Curian/UBS Global Long Short Fixed Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on April 29, 2013 through the Fund’s fiscal year end on December 31, 2013, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities or “junk bonds”).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.  UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), expects that the duration of the Fund’s portfolio will be between approximately +6 and -6 years depending on the level and expected future direction of interest rates.  Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments.  For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%.  Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Leverage Risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Brian Fehrenbach	April, 2013	Managing Director and Co-Head of U.S. Multi-Sector Fixed Income Multi-Sector Strategies, UBS Global AM
Scott E. Dolan	April, 2013	Managing Director and Co-Head of U.S. Multi-Sector Fixed Income Multi-Sector Strategies, UBS Global AM
Hongbing Hsu	April, 2013	Executive Director and Portfolio Manager on the Derivative Strategy Team, UBS Global AM
Branimir Petranovic	April, 2013	Director and Portfolio Manager on the Derivative Strategy Team, UBS Global AM

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Curian/Van Eck International Gold Fund

Investment Objectives.  The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

[TO BE UPDATED BY AMENDMENT]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses1
Acquired Fund Fees and Expenses2
Total Annual Fund Operating Expenses

1	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”).
2
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED BY AMENDMENT]
1 year	3 years	5 years	10 years

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.    During the most recent fiscal year , the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio. [TO BE UPDATED BY AMENDMENT]

Principal Investment Strategies. Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

The Fund will seek to gain exposure to commodity futures, gold bullion and other metals primarily by investing in Curian/Van Eck International Gold Fund Ltd. (“Subsidiary”), which invests primarily in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold, including ETFs, and also may invest in silver, platinum and palladium bullion and futures.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. The Fund may invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals as described above and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by the Adviser and Van Eck Associates Corporation, the Fund’s sub-adviser, and has the same money managers as the Fund. The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary portfolio pursuant to which the Adviser has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  (In the descriptions below of risks related to investments in commodities -- except that describing federal income tax risks -- references to the “Fund” include the Subsidiary as well.)

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries

(“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the

Fund’s investment objective or negatively affect the Fund’s investment performance.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Regulation of derivatives risk – It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

Performance.   The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31 [TO BE UPDATED BY AMENDMENT]

Best Quarter (ended [           ]):   [    ]%; Worst Quarter (ended [             ]):   [    ]%

Average Annual Total Returns as of December 31, 2013 [TO BE UPDATED BY AMENDMENT]

	1 year	Life of Fund (September 10, 2012)
Curian/Van Eck International Gold Fund
FTSE Gold Mines Index

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
Van Eck Associates Corporation (“Van Eck”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph M. Foster	September 2012	Portfolio Manager, Van Eck
Imaru Casanova	September 2012	Investment Team Member, Van Eck
Charl P. de M. Malan	September 2012	Investment Team Member, Van Eck

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund

Curian Guidance – Interest Rate Opportunities Fund

Investment Objective.  The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund

JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund

JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in fixed income securities.  Investments may include Underlying Funds that invest in both domestic and international fixed income securities with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	TIPS and inflation- linked bonds risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Options risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – Multi-Strategy Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in fixed income securities.  Investments may include Underlying Funds that invest in both domestic and international bonds of large established companies, as well as bonds of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	TIPS and inflation-linked bonds risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Bank loan risk
•	Investment strategy risk

•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Options risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – Equity Income Fund

Investment Objective.  The investment objective of the Curian Guidance – Equity Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest in primarily in equity-oriented securities of issuers in the U.S. and foreign countries, including emerging markets, that pay a dividend.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the potential for a rising stream of income through the selection of companies with a multiple-year history of increasing their dividend payouts through its investment in Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  Investments may include Underlying Funds that invest both in domestic and international stocks of large established companies with a track record of increasing dividend payments as well as stocks of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk

•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Conservative Fund

Investment Objectives.  The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust

JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest primarily in fixed income securities and other income generating securities or strategies.  Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information (“SAI”).

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Moderate Fund

Investment Objectives.  The investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend paying equity securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest in fixed income securities and other income generating securities or strategies, as well as dividend paying equity securities.  Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Investments in Underlying Funds that invest in fixed income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust

JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Industry concentration risk

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a board array of stock, bond, and other asset classes and strategies.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust

JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital through its investment in Underlying Funds that invest in equity-oriented securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and real estate investment trusts.  Fixed income allocations may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate company risk
•	Short sales risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Leverage risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge

Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Maximum Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust

JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Industry concentration risk
•	Investment strategy risk

•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital and President, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Tactical Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or Exchange-Traded Funds (“ ETFs ”) or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income

JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund

JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and non-traditional investments.  Fixed income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds with investments in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies that may include derivatives, options, and short selling of securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Index investing risk
•	License termination risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Tactical Maximum Growth Fund

Investment Objectives.  The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund tactically allocates its assets to Underlying Funds that invest among various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International

JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and non-traditional investments.  Fixed income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Swaps risk
•	Small-capitalization investing risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk

•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Institutional Alt 65 Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is long-term growth of capital and income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund

JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund

JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Institutional Alt 100 Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Conservative Fund (the “Fund”) is to seek long-term growth of capital consistent with capital preservation through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Fund may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – Institutional Alt 100 Moderate Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Moderate Fund (the “Fund”) is long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International

JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk

•	Leverage risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Fund may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this Prospectus for the Curian Variable Series Trust and the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s   Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Institutional Alt 100 Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Institutional Alt 100 Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities.  These investments may include Funds that invest in both domestic and international stocks of large established companies, as well as those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Short sales risk
•	Sovereign debt risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Leverage risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Fund may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – International Opportunities Conservative Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in international bonds as well as equity securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in fixed income and equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks and bonds of large established companies, as well as stocks and bonds of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk

•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – International Opportunities Moderate Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Moderate Fund (the “Fund”) is to seek total return of capital through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in international equity and fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity and fixed income securities.  Investments may include Underlying Funds that invest in both domestic and international stocks and bonds of large established companies, as well as stocks and bonds of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk

•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – International Opportunities Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – International Opportunities Growth Fund (the “Fund”) is to seek total return of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in international equity oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in equity securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Bonds risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Sovereign debt risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk

•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Guidance – Equity 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund will invest in Underlying Funds such that 80% of the assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets .  The Fund tactically allocates its assets to Underlying Funds that invest primarily among various equity classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund

JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund

JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with what each Sub-Adviser of the Underlying Funds believes to be above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and non-traditional investments.  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Small-capitalization investing risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Commodity risk
•	Industry concentration risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Fixed Income 100 Fund

Investment Objectives.  The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed income orientation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund will invest in Underlying Funds such that 80% of the assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets .  The Fund tactically allocates its assets to Underlying Funds that invest primarily among various fixed income classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying , and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund

JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund

JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of income and total return, through tactically adjusted allocations of its assets to Underlying Funds that invest among various fixed income classes, as well as non-traditional investments.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and non-traditional investments.  Fixed income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Swaps risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Industry concentration risk
•	Interest rate risk
•	Investment strategy risk
•	Leverage risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Guidance – Real Assets Fund

Investment Objective.  The investment objective of the Curian Guidance – Real Assets Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.   The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.   The Fund allocates its assets to Underlying Funds that invest primarily in equity oriented securities of issuers in the U.S. and foreign countries, including emerging markets .  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Investment Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Investment Categories

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine ® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income

JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P ® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line ® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P Mid 3 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International REIT Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund
JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund

JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Mellon Capital Global Alpha Fund
JNL Series Trust
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve long-term growth of capital through its investment in Underlying Funds that invest primarily in fixed income securities.  Investments may include Underlying Funds that invest in both domestic and international bonds of large established companies, as well as bonds of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Precious metal related securities risk
•	Real estate investment risk
•	Sovereign debt risk
•	TIPS and inflation-linked bonds risk
•	Underlying Funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment strategy risk
•	Large-capitalization investing risk

•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the Prospectus.  Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he lead public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Tactical Advantage 35 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	35%	20%	50%
Fixed income*	65%	50%	80%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk

•	Foreign regulatory risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 15 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 18 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 31 years of investment experience, and 14 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Tactical Advantage 60 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	45%	75%
Fixed income*	40%	25%	55%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk

•	Foreign regulatory risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 15 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 18 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 31 years of investment experience, and 14 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Tactical Advantage 75 Fund

Investment Objective.  The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”).

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.  The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	75%	50%	100%
Fixed Income*	25%	0%	50%
*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Exchange-traded funds investing risk

•	Foreign regulatory risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Industry concentration risk
•	Interest rate risk
•	Large-capitalization investing risk
•	Leverage risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Investment Adviser, the Sub-Adviser and Portfolio Management.  The allocations for the Fund are made by the Adviser, Curian Capital, LLC (“Curian Capital”).  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director.  Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds.  Ms. Wong holds a M.B.A from San Francisco State University and has 15 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 18 years of investment experience.  Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 31 years of investment experience, and 14 years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.   Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Dynamic Risk Advantage – Diversified Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure among some or all of the following asset classes (i) global equity, core fixed income, currency, high-yield bonds, emerging markets debt, real estate investment trusts (“REITs”), commodities , and alternative assets and strategies (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes, except for the currency component.  The currency component is tactically managed by the Sub-Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk

•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Real estate investment risk
•	Sovereign debt risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, and rebalance rules.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  The Fund’s currency exposure within the Diversified Component is based on Mellon Capital’s proprietary model and Mellon Capital will determine the underlying currency exposure and tactical decisions within the currency allocation.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 15 years of investment experience and has been with Mellon Capital for 14 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 22 years of investment experience and has been with Mellon Capital for 15 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Dynamic Risk Advantage – Growth Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Growth Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents.

Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures among some or all of the following asset classes (i) global equity, commodities, and S&P 500 Volatility Index (“VIX”) futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).

Each component of the Diversified Component is represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes or individual commodities.  The global equity component is passively managed, while the commodity and S&P VIX futures components are tactically managed by the Adviser.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -15% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk

•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 15 years of investment experience and has been with Mellon Capital for 14 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 22 years of investment experience and has been with Mellon Capital for 15 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Dynamic Risk Advantage – Income Fund

Investment Objective.  The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act.  Such list of ETFs will be provided by Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”).

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures among some or all of the following asset classes (i) domestic and international dividend-paying equities, core fixed income securities , preferred stocks, real estate investment trusts (REITs), emerging markets debt, high-yield bonds , and alternative assets and strategies (“Diversified Component”) and (ii) Cash Equivalent Component short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  The Sub-Adviser will implement the Fund’s strategy and investment objective through the use of the Investment Model.  The Sub-Adviser is responsible for managing the investment of portfolio assets and directing transactions in the Fund’s Underlying ETFs, securities, and derivative instruments according to the allocations indicated by the Investment Model.

Each component of the Diversified Component is passively managed and represented by exposure (indirectly through ETFs, ETNs, and/or derivative contracts) to indexes that represent broad asset classes.

The asset allocation to the Diversified Component and Cash Equivalent Component is determined by the returns from the underlying securities and derivative contracts in the Fund, relative to a target drawdown threshold.  In general, if returns are negative (i.e., values approach the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 100%) to the Cash Equivalent Component based on the trading algorithm.  Likewise, if returns are positive (i.e., values rise from the target drawdown threshold), the Fund will systematically allocate a greater percentage (up to 90%) to the Diversified Component based on the trading algorithm.

The target drawdown threshold is designed to manage maximum drawdown, but does not represent a guarantee against loss.  In general, increases to the Cash Equivalent Component allocation in declining markets are designed to mitigate the likelihood of a maximum decline of more than -10% (gross of Fund fees and expenses) over any time period.  In general, increases to the Diversified Component allocation in rising markets are designed to provide potential long-term capital appreciation and income.

The Fund’s trading algorithm is based on market trends.  When returns are generally positive (i.e., markets are trending higher), the Fund will assume a greater level of risk through an increased allocation to the Diversified Component (up to 90%).  Likewise, when returns are generally negative (i.e., markets are trending lower), the Fund will assume less risk in an attempt to preserve the target drawdown threshold through an increased allocation to the Cash Equivalent Component (up to 100%).

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Non-diversification risk
•	Real estate investment risk
•	Soverign debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser, Sub-Adviser, and Portfolio Management.  The Adviser, Curian Capital LLC (“Curian Capital”), provides advice on the Fund’s asset selection, quantitative trading algorithm, rebalance rules, and tactical decisions.  Curian Capital is located at 7601 Technology Way, Denver, Colorado 80237.  Curian Capital is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  Curian Capital is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.   Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Steven B. Young, CFA, Senior Vice President and Chief Investment Officer for Curian Capital, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on over 26 years investment experience, including his current role as Chief Investment Officer with Curian Capital, overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for Curian Capital’s $ [TO BE UPDATED BY AMENDMENT] billion under management (as of December 31, 2013 ).  Mr. Young has been the Chief Investment Officer of Curian Capital since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years.  Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

Clint Pekrul, CFA, Assistant Vice President and Portfolio Manager for Curian Capital, is responsible for the research efforts of Curian Capital’s Asset Management Group.  Mr. Pekrul serves as portfolio manager for the firm’s proprietary quantitative and international equity portfolios, as well as the Dynamic Risk Advantage strategies for Curian’s Custom Style Portfolios.  In addition, Mr. Pekrul is a portfolio manager for strategies in the Curian Variable Series Trust.  Mr. Pekrul joined Curian Capital in 2003.  Prior to joining Curian Capital, Mr. Pekrul worked in the Private Client Group at Merrill Lynch, advising clients on asset allocation and portfolio strategies.  Mr. Pekrul holds the professional designation of Chartered Financial Analyst and is a member of the CFA Institute and the Colorado Society of Financial Analysts.  He holds an undergraduate degree with honors from the University of Oklahoma, graduating in 1998.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian’s proprietary investment strategies. Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

The Sub-Adviser, Mellon Capital Management Corporation (“Mellon Capital”), monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser.  Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, as a sub-adviser.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.  The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 15 years of investment experience and has been with Mellon Capital for years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital.  He has a total of 22 years of investment experience and has been with Mellon Capital for 14 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Aberdeen Latin America Fund

Investment Objective.  The investment objective of the Curian/Aberdeen Latin America Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, or listed in, or have their principal office or area of primary activity in Latin America, and other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Country/Regional risk
•	Credit risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Equity-linked notes risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk

•	Latin America concentration risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Aberdeen Asset Managers Limited (“Aberdeen), located at 10 Queens Terrace, Aberdeen, United Kingdom AB10 1YG . Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC.  Aberdeen provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of December 31, 2013 , Aberdeen had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The Fund is managed by the Sub-Adviser using a team-based approach, with the following team members being primarily responsible for the oversight of the Fund: Messrs. Mark Gordon-James, CFA, Devan Kaloo, Nick Robinson, CFA, and Mses. Joanne Irvine and Fiona Manning, CFA. Information regarding the portfolio managers of the Fund is set forth below.

Devan Kaloo is Head of Global Emerging Markets and is responsible for the London-based Global Emerging Markets Equity team, which manages Latin America and EMEA Equities, and also has oversight of Global Emerging Markets Equity Team input from the Asia team based in Singapore, with whom he works closely. Mr. Kaloo joined Aberdeen in 2000 on the Asian portfolio team before becoming responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks. Previously, Mr. Kaloo worked for Martin Currie on the North American desk before transferring to the global asset allocation team and then Asian portfolios. Mr. Kaloo graduated with a MA (Honors) in Management and International Relations from The University of St Andrews and a postgraduate degree in Investment Analysis from The University of Stirling.

Joanne Irvine is Head of Emerging Markets (ex-Asia), on the Global Emerging Markets Equity team in London. Ms. Irvine joined Aberdeen in 1996 in a group development role and moved to the Global Emerging Markets Equity Team in 1997. Prior to Aberdeen, Ms. Irvine was with Rutherford Manson Dowds (subsequently acquired by Deloitte), specializing in raising private equity and bank funding for private companies. Ms. Irvine has a BA in Accounting from Caledonian University and qualified as a Chartered Accountant with Hardie Caldwell LLP in Glasgow, Scotland.

Fiona Manning is a Senior Investment Manager on the Global Emerging Markets Equity team. Ms. Manning joined Aberdeen in 2005 via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses. Fiona graduated with a BA (Honors) in History with French from Durham University. Ms. Manning is a CFA Charterholder.

Nick Robinson is the Head of Brazilian Equities and a Director of Aberdeen’s operations in São Paulo. Mr. Robinson joined Aberdeen in 2000 and spent eight years on the North American Equities desk, including three years based in Aberdeen's U.S. offices. In 2008 he returned to London to join the Global Emerging Markets

Equity Team. Mr. Robinson relocated to São Paulo in 2009. Mr. Robinson graduated with a MA in Chemistry from Lincoln College, Oxford and is a CFA Charterholder.

Mark Gordon-James is a Senior Investment Manager on the Global Emerging Markets Equity team. Mr. Gordon-James joined Aberdeen in 2004. Prior to Aberdeen, Mr. Gordon-James was with Merrill Lynch Investment Managers with the Emerging Markets Equity Team.  Mr. Gordon-James has a BSc in Geography and Economics from London School of Economics and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/American Funds® Global Growth Fund

Investment Objective.  The investment objective of the Curian/American Funds® Global Growth Fund (the “Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.  The Master Fund expects to be invested in numerous countries.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The investment adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities.  CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors.  Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed income division in the future and engage it to provide day-to-day investment management of fixed income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows CRMC to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014; however, the series reserves the right to delay the implementation.

The Master Fund’s annual management fee for the year ended December 31, 2013 , expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows: [TO BE UPDATED BY AMENDMENT]

Master Fund
Management Fee
Other Expenses
Total Annual Fund Operating Expenses

Expenses.  The Total Annual Operating Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level are included in the chart above. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.15%; 12b-1 Fee: 0.25%; Other Expenses: 0.23%; Total Annual Fund Operating Expenses: 0.63%.

Investment Manager to the Fund

Because the Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC.  Pursuant to its investment advisory and management agreement with the Trust, Curian Capital, LLC (“Curian Capital”), located at 7601 Technology Way, Denver, Colorado 80237, will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

The Fund does not pay Curian Capital for portfolio management services because the Fund’s assets are invested in the Master Fund’s portfolio.  Under the master-feeder structure, however, the Fund may withdraw its entire investment from the Master Fund if the Board determines that it is in the best interests of the Fund and its shareholders to do so.  At the time of such withdrawal, the Board would have to consider what action might be taken, including:  (1) investing all of the assets of the Fund in another pooled investment entity (i.e., another master fund); (2) electing to have Curian Capital manage the Fund either directly or with a sub-adviser; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with Curian Capital pursuant to which Curian Capital will provide the services set forth below so long as the Fund is a “feeder fund” investing into the Master Fund and provides that Curian Capital may provide portfolio management for the Fund if the Fund ceases to operate as a “feeder fund.”

Curian Capital will provide master-feeder operational support services to the Fund under its investment advisory and management agreement with the Trust so long as the Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.

Under the Trust’s investment advisory and management agreement with Curian Capital, if the Fund ceased to operate as part of a master-feeder fund structure, Curian Capital, upon the approval of the Board, may provide the Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser.  For these services, Curian Capital would be entitled to receive a fee of 0.80% of the Fund’s average daily net assets, accrued daily and paid monthly.  Currently, Curian Capital is waiving 0.65% of this advisory fee for the Fund because it is not providing portfolio management services to the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Capital was registered as an investment adviser with the U.S. Securities and Exchange Commission (“SEC”) in 2002.  As of December 31 , 2013, Curian Capital had approximately $ [TO BE UPDATED BY AMENDMENT] billion of assets under management.

Curian Capital has received an exemptive order from the SEC that permits Curian Capital, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval.  Thus, in the event that the Fund is no longer part of a master-feeder structure, the exemptive order permits Curian Capital, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Shareholders will be notified of any affiliated or unaffiliated sub-adviser hirings or changes.  Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund.

Curian Capital currently is waiving a portion of its advisory fee for the Fund because it is not providing portfolio management services to the Fund.  If the Fund were to withdraw its entire investment from the Master Fund, upon Board approval, Curian Capital would provide portfolio management services to the Fund, the current fee waiver would terminate and Curian Capital would receive its full contractual advisory fee for the Fund, effectively maintaining the total advisory fee payable by the Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between Curian Capital and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, CWI and CRGI.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Isabelle de Wismes is a Senior Vice President of CWI and has been an investment professional for 30 years in total; 21 years with CRMC or its affiliates.

•	Martin Jacobs is a Senior Vice President of CWI and has been an investment professional for 26 years, 13 years with CRMC or its affiliates.

•	Jonathan Knowles is a Senior Vice President of CWI and has been an investment professional for 22 years, all with CRMC or its affiliates.

•	Steve T. Watson is a Senior Vice President of CWI and has been an investment professional for 27 years in total; 24 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

Curian/American Funds ® Growth Fund

Investment Objective.  The Curian/American Funds Growth Fund (the “Fund” or “Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth Fund (“Master Fund”).

Principal Investment Strategies.  The Fund invests primarily in the shares of the Master Fund.  The Master Fund invests primarily in common stocks and looks to invest in companies that appear to the Master Fund’s investment adviser to offer superior opportunities for growth of capital.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The prices of, and income generated by, the common stocks and other securities held by the Master Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the Master Fund may involve large price swings and greater potential for loss than other types of investments.  These risks may be heightened in the case of small capitalization stocks.

The Master Fund may invest a portion of its assets in securities of issuers domiciled outside the United States.  The prices of securities of issuers domiciled outside the United States, or with significant operations outside the United States, may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic, or market changes or instability in such country or region.  The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid, and/or more difficult to value than those of U.S. issuers.  Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards.  In addition the value of investments outside the United Stated may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.  These issuers may also be subject to different government and legal systems that make it difficult for the Master Fund to exercise its rights as a shareholder of the company.  Further, there may be increased risks of delayed settlement of securities purchased or sold by the Master Fund.  These investments may also be affected by changes in the exchange rate of that country’s currency against the U.S. dollar and/or currencies of other countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment adviser to the Master Fund’s investment techniques otherwise failing to achieve the Master Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk

•	Emerging markets risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The investment adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities.  CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors.  Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed income division in the future and engage it to provide day-to-day investment management of fixed income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows CRMC to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014 ; however, the series reserves the right to delay the implementation.

The Master Fund’s annual management fee for the year ended December 31, 2013 , expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows: [TO BE UPDATED BY AMENDMENT]

Master Fund
Management Fee
Other Expenses
Total Annual Fund Operating Expenses

Expenses.  The Total Annual Operating Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Manager to the Fund

Because the Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC.  Pursuant to its investment advisory and management agreement with the Trust, Curian Capital, LLC (“Curian Capital”), located at 7601 Technology Way, Denver, Colorado 80237, will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

The Fund does not pay Curian Capital for portfolio management services because the Fund’s assets are invested in the Master Fund’s portfolio.  Under the master-feeder structure, however, the Fund may withdraw its entire investment from the Master Fund if the Board determines that it is in the best interests of the Fund and its shareholders to do so.  At the time of such withdrawal, the Board would have to consider what action might be taken, including:  (1) investing all of the assets of the Fund in another pooled investment entity (i.e., another master fund); (2) electing to have Curian Capital manage the Fund either directly or with a sub-adviser; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with Curian Capital pursuant to which Curian Capital will provide the services set forth below so long as the Fund is a “feeder fund” investing into the Master Fund and provides that Curian Capital may provide portfolio management for the Fund if the Fund ceases to operate as a “feeder fund.”

Curian Capital will provide master-feeder operational support services to the Fund under its investment advisory and management agreement with the Trust so long as the Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.

Under the Trust’s investment advisory and management agreement with Curian Capital, if the Fund ceased to operate as part of a master-feeder fund structure, Curian Capital, upon the approval of the Board, may provide the Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser.  For these services, Curian Capital would be entitled to receive a fee of 0.85% of the Fund’s average daily net assets, accrued daily and paid monthly.  Currently, Curian Capital is waiving 0.50% of this advisory fee for the Fund because it is not providing portfolio management services to the Fund.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to shareholders dated December 31, 2013 .

Curian Capital was registered as an investment adviser with the U.S. Securities and Exchange Commission (“SEC”) in 2002.  As of December 31, 2013 , Curian Capital had approximately $ [TO BE UPDATED BY AMENDMENT] billion of assets under management.

Curian Capital has received an exemptive order from the SEC that permits Curian Capital, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval.  Thus, in the event that the Fund is no longer part of a master-feeder structure, the exemptive order permits Curian Capital, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes.  Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund.

Curian Capital currently is waiving a portion of its advisory fee for the Fund because it is not providing portfolio management services to the Fund.  If the Fund were to withdraw its entire investment from the Master Fund, upon Board approval, Curian Capital would provide portfolio management services to the Fund, the current fee waiver would terminate and Curian Capital would receive its full contractual advisory fee for the Fund, effectively maintaining the total advisory fee payable by the Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between Curian Capital and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, CWI and CRGI.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Donnalisa Parks Barnum is a Senior Vice President of CWI and has been an investment professional for 32 years in total; 27 years with CRMC or its affiliates.

•	Gregg E. Ireland is a Senior Vice President of CWI and has been an investment professional for 42 years, all with CRMC or its affiliates.

•	Gregory D. Johnson is a Senior Vice President of CWI and has been an investment professional for 21 years, all with CRMC or its affiliates.

•	Michael T. Kerr is a Senior Vice President of CWI and has been an investment professional for 31 years in total; 29 years with CRMC or its affiliates.

•	Ronald B. Morrow is a Senior Vice President of CWI and has been an investment professional for 46 years in total; 17 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies.  The Fund pursues its investment objective by allocating assets among major asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income and inflation-linked government bonds) will generally have greater dollar exposure for the Fund than higher risk asset classes (such as global developed and emerging market equities).  In other words, the Sub-Adviser typically will allocate less capital to higher risk asset classes as compared to lower risk asset classes.  A “neutral” asset allocation targets a balanced risk allocation among each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures and swaps, bond futures and swaps, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, “Instruments”). The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in the Subsidiary, which invests primarily in futures and swaps (as described more fully below).  These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.  Value strategies favor securities that appear undervalued based on fundamental measures, often the result of distress or being out of favor among investors.  Momentum strategies favor securities with strong short-term performance.

The Sub-Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated.  As a result, when the two strategies are used together by the Sub-Adviser in making investment selections, the investments chosen by the Sub-Adviser tend to be either cheap assets or assets that are coming into favor with investors.  Assets that score well by taking into account both factors will generally have the highest weightings.  The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having achieved the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.  When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations.  The Fund may also take “short” positions in futures, forwards, or swaps.  A “short” position will benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument and increases.

The Fund bears the risk that the proprietary quantitative models used by the Sub-Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of return of a security or fund or index, as measured by the annualized standard deviation of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).  The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into repurchase and reverse repurchase agreements.  Under a repurchase agreement, the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of the value of its total assets in the Curian/AQR Risk Parity Fund Ltd. (“Subsidiary”). The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by Curian Capital and has the same money managers as the Fund. The Fund’s Chief Financial Officer and

Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with Curian Capital for the management of the Subsidiary portfolio pursuant to which Curian Capital has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodities regulatory and tax risk
•	Commodity-linked derivatives risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
•	Investment in other investment companies risk
•	Investment momentum style risk
•	Investment strategy risk
•	Investment value style risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Repurchase agreements, purchase and sale contracts risk
•	Reverse repurchase agreement risk
•	Short sales risk
•	Sovereign debt risk
•	Subsidiary risk
•	Swaps risk
•	Tax risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR focuses on providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.  As of December 31 , 2013, AQR and its affiliates had approximately $ [TO BE UPDATED BY AMENDMENT] billion under management.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. John M. Liew, Ph.D., Brian K. Hurst, Michael Mendelson, and Yao Hua Ooi.  Information regarding the portfolio managers of the Fund is set forth below.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Sub-Adviser. Dr. Liew co-founded the Sub-Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Mr. Hurst joined the Sub-Adviser in 1998 and heads its Global Trading Strategies group, overseeing trading and serving as a portfolio manager for risk parity, managed futures and commodities strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Sub-Adviser. Mr. Mendelson joined the Sub-Adviser in July 2005 and is portfolio manager of its risk parity strategies. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Yao Hua Ooi is a Principal of the Sub-Adviser. Mr. Ooi joined the Sub-Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Ashmore Emerging Market Small Cap Equity Fund

Investment Objective.  The investment objective of the Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange - traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore Equity Investment Management (US) LLC , the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Country/Regional risk
•	Credit risk
•	Currency management strategies risk
•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Equity-linked notes risk
•	Equity securities risk
•	Exchange-traded funds investment risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Illiquid security risk
•	Interest rate risk
•	Investment style risk
•	Investments in IPOs risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Ashmore Equity Investment Management (US) LLC (“Ashmore”), located at 1001 19th Street North, Arlington, Virginia 22209.  Ashmore is an investment advisory firm focused on equity investments in emerging markets for institutional investors and has been in business since 1987.  Prior to June 1, 2011, Ashmore operated under the name Emerging Markets Management, L.L.C.  Ashmore offers its services through separate accounts, private investment funds, and mutual funds registered under the Investment Company Act of 1940, as amended.  Ashmore is a privately-held company with the ultimate parent company being Ashmore Group plc.  Ashmore Group plc is a public company domiciled in England and listed on the London Stock Exchange.  As of December 31, 2013 , Ashmore had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Mses. Felicia Morrow and Cindy Chi, and Messrs. John DiTieri, Alejandro Garza, and Peter Trofimenko.  Information regarding the portfolio managers of the Fund is set forth below.

John DiTieri is the Portfolio Manager responsible for Southeast Asia. Mr. DiTieri also focuses on the telecommunications and tobacco sectors. Mr. DiTieri also has experience at Ashmore as a Portfolio Accountant. Prior to joining Ashmore in 1990, he was an Auditor for Spicer & Oppenheimer. Mr. DiTieri holds a B.A. in Accounting from Adelphi University.

Alejandro Garza is the Portfolio Manager responsible for Mexico, Chile, and the Andean countries. Mr. Garza also focuses on the chemicals, industrial conglomerates and construction industries. Prior to joining Ashmore in 2007, Mr. Garza worked in Corporate Planning for Vitro Corporativo SA in Mexico, Investment Banking for Violy Byorum & Partners, LLC in New York, and a Project Development Manager for SPM Dynacast de Mexico SA de CV in Mexico. Mr. Garza has an Executive MBA, Global Program from Escuela de Graduados en Administracion y Direccion de Empresas (EGADE) and a BSc in Chemical Engineering and Management from Instituto Tecnologico y de Estudios Superiores de Monterrey (ITESM).

Cindy Chi is the Portfolio Manager responsible for China/Hong Kong.  Ms. Chi also focuses on the healthcare, consumer goods and services, and retail industries.  Ms. Chi also has experience with the company as an Analyst responsible for China.  Prior to joining Ashmore in 2004, she was a Consultant with the Boston Consulting Group, Marketing Manager with Nuera Communications Inc., and a Financial Analyst with Forrest Binkley and Brown.  She has a B.S. in Material Science and a B.A. in Chinese Linguistics from Tsinghua University, a Masters in International Relations and Pacific Affairs from the University of California, San Diego, and an M.B.A. from Harvard Business School.

Felicia Morrow is Chief Executive Officer and Chief Investment Officer of Ashmore. Ms. Morrow is responsible for country allocation and overall maintenance of investment standards and chairs Ashmore’s Investment Committee. Ms. Morrow serves on the Board of Directors of Ashmore. Prior to joining Ashmore in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. Ms. Morrow has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Peter Trofimenko is the Portfolio Manager responsible for Central Europe, Russia, and South Africa. Mr. Trofimenko also follows the banking, finance, and pharmaceuticals sectors. Mr. Trofimenko also has experience with Ashmore as an Analyst in the Czech Republic, Hungary, Poland and Slovakia. Prior to joining Ashmore in 1994, he was an Assistant Professor at the Ukrainian Institute of International Relations of Kiev State University, a principal in Vecoba Trust Company, and an editor for Fortune Business Weekly. Mr. Trofimenko has an M.A. and a PhD from Kiev State University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Baring International Fixed Income Fund

Investment Objective.  The investment objective of the Curian/Baring International Fixed Income Fund (the “Fund”) is to seek a total return in excess of that achieved by the Fund’s benchmark.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by Baring International Investment Limited, the Fund’s sub-adviser (the “Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.) (the “Index”), the Fund’s benchmark index.  The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2013 , the average duration of the Index was [ TO BE UPDATED BY AMENDMENT ] years).

The Fund may hold fixed income securities that pay either fixed or floating interest rates. A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, the Sub-Adviser in its discretion may but will not necessarily employ hedging techniques that utilize forward currency contracts or cross hedging. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Sub-Adviser generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

•
European states participating in the Euro Currency — 0% to Index weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency management strategies risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Liquidity risk

•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Baring International Investment Limited (“Barings”), located at 155 Bishopsgate, London EC2M-3XY.  Barings is an indirect wholly-owned subsidiary of MassMutual and has been part of the MassMutual Financial Group since March 2005.  Barings is an autonomous money management firm within the MassMutual family of asset management companies. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management LLC, the “BAM Group”).  As of December 31, 2013 , the BAM Group had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Ms. Angelina Chueh and Mr. Richard Balfour, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Richard Balfour is an Investment Manager and member of the Global Portfolio Construction Group. He joined Barings in July 2012.  Mr. Balfour’s most recent employer was F&C Asset Management where he was a Portfolio Manager on global government bond portfolios. Prior to his time at F&C Asset Management, he was a Fixed Income Portfolio Manager at Credit Suisse for six years, managing UK government bond portfolios.  Mr. Balfour began his career as a Senior Performance Analyst at Henderson Global Investors in January 2000 and has also worked as a Product Analyst at Tokyo-Mitsuibishi International.  Mr. Balfour holds a BSc (Hons) in Physics and Space Science from UCL in London and is a CFA charter holder.

Angelina Chueh is a portfolio manager of the Fund and is responsible for the management of global fixed income portfolios. She is a member of the Global Portfolio Construction Groups. Ms. Chueh joined Baring Asset Management in 2001 from BankBoston, where she was a managing director heading the global capital markets group for the London office. Prior to that, she worked for Commerz International Capital Management in Frankfurt as an investment manager, heading currency management. She has also worked in the U.S. for GE Capital, Merrill Lynch and First National Bank of Boston.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/BlackRock Global Long Short Credit Fund

Investment Objective.  The investment objective of the Curian/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.

Principal Investment Strategies.  The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

The Fund may engage in a wide variety of strategies, and may invest in a broad variety of instruments, whether publicly or privately traded or issued, including, but not limited to, corporate loans, corporate bonds and foreign government bonds and derivative instruments with similar economic characteristics.

The Fund may invest in securities of issuers with any market capitalization.  The Fund has no minimum holding period for investments, and will buy or sell securities whenever BlackRock Financial Management or BlackRock International Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), sees an appropriate opportunity.

Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments.  The Fund’s investments in fixed, variable and floating rate instruments may be of any duration or maturity.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes the Fund may deviate substantially from the allocation described above.

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by BlackRock, which are commonly referred to as “junk bonds.”  Junk bonds are debt securities rated lower than investment grade (below the fourth highest rating category of the major rating agencies) or determined by Fund management to be of similar quality and generally pay more interest than higher rated securities.  The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low-rated issuer.  Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by Fund management to be of similar quality.  Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Generally, the Fund’s average maturity is expected to be less than 6 years.

The Fund may invest in non-U.S. dollar denominated investments including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leverage risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may also gain both long and short exposure to credit-related instruments by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; exchange-traded funds and closed-end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.

The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund would engage in short sales of securities generally either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Air transportation industry risk
•	Borrowing risk
•	Collateralized debt obligations risk
•	Convertible securities risk
•	Corporate loan risk
•	Credit risk
•	Derivatives risk
•	Distressed debt risk
•	Emerging markets risk
•	Extension risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Leverage risk
•	Liquidity risk
•	Loans risk
•	Market risk
•	Mezzanine securities risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Portfolio turnover risk
•	Preferred stock risk
•	Prepayment risk
•	Repurchase Agreements and purchase and sale contracts risk
•	Reverse repurchase agreements risk
•	Second lien loans risk
•	Senior loans risk
•	Short sales risk
•	Small-capitalization investing risk
•	Sovereign debt risk

•	Structured products risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Country/Regional risk
•	Depositary receipts risk
•	Equity securities risk
•	Expense risk
•	Indexed and inverse securities risk
•	Investment in other investment companies risk
•	Standby commitment agreements risk
•	U.S. Government securities risk
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Sub-Advisers to the Fund are BlackRock Financial Management (“BFM”) and BlackRock International Limited (“BIL”), located at 55 East 52nd Street, New York, NY 10055 and at 40 Torphichen Street, Edinburgh, United Kingdom EH3 8JB, respectively.  BFM and BIL are wholly owned indirect subsidiaries of BlackRock, Inc.  (“BlackRock”).  As of December 31, 2013 , BlackRock had approximately $ [TO BE UPDATED BY AMENDMENT] trillion in assets under management.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Michael Phelps and Joshua Tarnow.  Information regarding the portfolio managers of the Fund is set forth below.

Michael Phelps, Managing Director, is Head of European Credit Investments within BlackRock Fundamental Fixed Income.
Prior to joining BlackRock in 2009, Mr. Phelps was the head of European Businesses at R3 Capital Partners. Earlier he was with Lehman Brothers where he was most recently the head of the Global Principal Strategies (GPS) European operations. He joined Lehman Brothers in 2006 to manage a credit and distressed debt portfolio for the GPS team. Mr. Phelps joined Lehman Brothers from J.P. Morgan's Proprietary Positioning Business, where he was responsible for the U.S. single name credit and distressed portfolios. Before taking on that role, he was an analyst for the European equity long/short portfolio and sole analyst for the distressed debt business. Mr. Phelps earned BA and MA degrees in economics from the University of Cambridge in 1997.

Joshua Tarnow, Managing Director, is a member of the Corporate Credit Group within BlackRock Fundamental Fixed Income. He is a portfolio manager on the Leveraged Finance Portfolio Team.  Prior to joining BlackRock in 2009, Mr. Tarnow was a Senior Partner and head of Aviation and Private Investment at R3 Capital. Prior to R3, he was a Managing Director and head of the Aviation Group for Lehman Brothers' Global Principal Strategies team, which he joined in 2006. He built a unique business model that included a fleet of corporate and commercial aircraft, private equity investments, and a trading platform with positions in the credit, equity, and structured volatility markets of the aerospace sector. In 2003, Mr. Tarnow formed the Aviation Finance Group within the firm's Fixed Income Division. Earlier in his 17-year career at Lehman Brothers, Mr. Tarnow was a member of the Corporate Bond Trading Desk and traded in sectors including Industrials, Utilities, and Transportation. Mr. Tarnow earned a BA degree from the University of Wisconsin-Madison in 1990.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.
For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/CenterSquare International REIT Fund

Investment Objective.   The investment objective of the Curian/CenterSquare International REIT Fund (the “Fund”) is to seek to maximize total return consisting of capital appreciation and current income.

Principal Investment Strategies.   The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the Fund’s portfolio, Urdang Securities Management Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a proprietary approach to quantify investment opportunities from both a real estate and stock perspective. Generally, the Sub-Adviser combines top-down real estate research and its relative value process. In conducting its bottom-up research, the Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value process, the Sub-Adviser seeks to establish the validity of the price of a security relative to its peers based on factors unrelated to traditional real estate metrics, such as the impact on value of leverage, growth rate, market capitalization and property type.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Country/Regional risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investments in IPOs risk
•	Liquidity risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Real estate investment risk
•	Small-capitalization investing risk
•	Stock risk
•	Warrants risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks) .  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Derivatives risk
•	Leverage risk
•	Borrowing risk
•	U.S. Government securities risk

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the Fund is Urdang Securities Management Inc. (“Urdang”), located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462.  Urdang is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1987, Urdang provides investment advisory assistance and research to institutional and sub-advised accounts.  Urdang is a registered investment adviser with the SEC.  As of December 31, 2013, Urdang had approximately $[TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Messrs. Dean Frankel, CFA, Alan Supple and Roberto Versace.  Information regarding the portfolio manager of the Fund is set forth below.

Dean Frankel is a Senior Portfolio Manager for Urdang’s Global real estate securities group and oversees coverage of the Americas and Australian real estate securities. In his role as Senior Portfolio Manager, he is responsible for management of Urdang’s proprietary research process. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while managing the daily operations of the U.S. real estate securities portfolio. Mr. Frankel shares responsibility for covering the Americas REIT universe, and dedicates a significant portion of his time to on ‐ site visits with companies and property tours in order to make real time assessments of a market’s health.  Prior to joining Urdang in 1997, Mr. Frankel ran a retail distribution business. He has been involved in real estate for much of his life, as his family owns, operates, and develops real estate in the northeastern and southeastern U.S., including hotel, office, apartment, and residential development properties. Mr. Frankel has his B.S.in Economics from the University of Pennsylvania’s Wharton School of Business.

Alan Supple serves as a Portfolio Manager for Urdang’s Global real estate securities group and is based in London. He joined Urdang in 2007, and is responsible for the Pan European coverage universe. He supports Pan European investment decisions through fundamental research, including financial modeling, regular meetings and property tours with senior management teams of current and potential portfolio companies. He also keeps abreast of all relevant Eurozone and UK major macroeconomic and other events. Mr. Supple also dedicates a portion of his time to meeting with investors and consultants. Mr. Supple has 18 years of professional experience. Prior to joining Urdang, he served as Director of Corporate Finance for Shurgard Self Storage, the Brussels ‐ based European subsidiary of Public Storage, Inc., where he was responsible for management and execution of all acquisition and financing activity. From 2003 to 2005, Mr. Supple served as Vice President of Acquisitions/Dispositions for New Plan Excel Realty Trust, a New York City ‐ based shopping center REIT. From 1999 to 2003 he was an Associate and Vice President in the Real Estate Investment Banking group at Salomon Smith Barney (now Citigroup Global Markets) in New York. Prior to his Wall Street experience, Mr. Supple worked as an environmental consultant in Chicago and Atlanta, advising private equity investors, REITs, lenders and government clients on environmental liability issues. Mr. Supple holds a BA in Geology from Oxford University, an MS in Geophysical Sciences from the University of Chicago, and an MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma honor society.

Roberto Versace serves as a Portfolio Manager for Urdang’s Global real estate securities group and is based in Singapore. He joined Urdang in 2010, and is responsible for the Pacific Rim/Asian coverage universe with specific coverage of the Hong Kong and China regions. Mr. Versace supports investment decisions through fundamental research, including financial modeling, meetings and property tours with senior management teams of current and potential portfolio companies. Mr. Versace has over 11 years of investment experience across the Asia Pacific region spanning both the funds management and investment banking industries. In his most recent role prior to joining Urdang, Mr. Versace was the Portfolio Manager for the NYSE listed RMR Asia Pacific Real Estate Securities Fund for Boston based Fund manager RMR Advisors. Prior to this Portfolio Management role, Mr. Versace was a Structured Finance Analyst in the Global Real Estate Group of Babcock & Brown Investment Group. In this role, Mr. Versace worked on structured debt and equity real estate transactions across the Asia pacific region in US $100m to US $500m transaction value bracket. Before this structured finance role, Mr. Versace worked as an Equity Analyst and a Senior Property Analyst for Colonial First State Global Asset Management over a period of 5 years. Mr. Versace received a Bachelor of Economics, majoring in Economic Theory from the University of Adelaide in Australia.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/DFA U.S. Micro Cap Fund

Investment Objectives.  The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 4% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines.  Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2013 , the market capitalization of a micro-cap company was $ [TO BE UPDATED BY AMENDMENT] million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Growth investing risk
•	Investment value style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Micro-cap company risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  For purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. The Fund may purchase securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Fund. There is some overlap in the companies in which the Fund invests. Generally, it is the intention of the Fund to purchase the stock of eligible companies using a market capitalization weighted approach.  The Fund is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Fund’s net assets at the time of purchase.

The Fund intends to invest in the securities of eligible companies using a market capitalization weighted approach.  The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Sub-Adviser’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer’s securities are closely held, or (iv) the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate given other conditions. Further, securities of REITs generally will not be acquired (except as part of a merger, consolidation, acquisition of assets or other corporate action).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of December 31, 2013 , assets under management for DFA and its affiliates totaled approximately $ [TO BE UPDATED BY AMENDMENT] billion.

Joseph H. Chi is a Senior Portfolio Manager and Vice President of DFA and chairman of DFA’s Investment Committee.  Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005, has been co-head of DFA’s portfolio management group since 2012, and has been responsible for the Fund since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of DFA and a member of DFA’s Investment Committee.  Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University.  Mr. Fogdall joined DFA as a Portfolio Manager in 2004, has been co-head of DFA’s portfolio management group since 2012, and has been responsible for the Fund since 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of DFA and a member of DFA’s Investment Committee.  Mr. Gray received his MBA from the University of Chicago in 1995 and his BA from Princeton University in 1989.  Mr. Gray joined DFA in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for the Fund since 2012.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/DoubleLine® Total Return Fund

Investment Objective.  The investment objective of the Curian/DoubleLine® Total Return Fund (the “Fund”) is to seek to maximize total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds. Bonds includes debt securities and other fixed income instruments issued by governmental or private-sector entities. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”) to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal circumstances, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Asset-based securities risk
•	Bonds risk
•	Collateralized debt obligations risk
•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	Financial services risk
•	Foreign regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk

•	Real estate investment risk
•	Securities or sector risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks include:

•	Sector risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. DoubleLine is an independent, employee-owned money management firm, founded in 2009.  DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of December 31 , 2013, DoubleLine had approximately $ [TO BE UPDATED BY AMENDMENT] million in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Jeffrey E. Gundlach and Philip A. Barach. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder, Chief Executive Officer, and Chief Investment Officer of DoubleLine. Mr. Gundlach has been Chief Executive Officer of DoubleLine since its inception. Prior to joining DoubleLine in 2009, Mr. Gundlach was Chief Investment Office and head of fixed income activities of TCW Mortgage Group.   Mr. Gundlach has a PhD in Mathematics from Yale University and a B.A. in Mathematics and Philosophy from Dartmouth College.

Philip A. Barach is Co-Founder and President of DoubleLine.  Prior to joining DoubleLine in 2009, Mr. Barach was a Co-Founder and Group Managing Director of TCW Mortgage Group for 23 years. Mr. Barach also previously served as Senior Vice President of Chief Investments for Sun Life Company in Los Angeles and Principal Fixed Income Officer for the California Public Employees’ Retirement System (“CalPERS”). Mr. Barach has a MBA in Finance and a B.A. in International Relations from the Hebrew University of Jerusalem.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

Investment Objectives.  The investment objective of the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) is to seek total return.

Principal Investment Strategies.  The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market and less developed countries.

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt (including U.S. Treasuries), mortgage-backed securities (“MBS”), floating-rate bank loans, secured floating-rate bank loans, municipal securities, corporate debt, other fixed income securities, and equity securities.  The Fund engages in derivative transactions to seek to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.

The Fund may invest in securities of any credit rating, including those rated below investment grade (rated below BBB by either Standard & Poor’s Ratings Group or Fitch Ratings, or below Baa by Moody’s Investor Services) and or in unrated securities considered to be of comparable quality by the investment adviser (“junk investments”).  The Fund normally invests at least 40% of its net assets in foreign investments.  The Fund may borrow for investment purposes and engage in securities lending. The Fund may also enter into forward commitments to purchase or sell instruments.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, Eaton Vance Management, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

For purposes of determining compliance with the Fund’s asset requirement as described in this Prospectus, the absolute value of the notional amount of long and short derivative positions is included.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Repurchase agreements, purchase and sale contracts risk
•	Short sales risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Eaton Vance Management (“Eaton Vance”), Two International Place, Boston, Massachusetts 02110.  Eaton Vance is a registered investment advisor and commodity trading advisor.  Eaton Vance is one of the oldest financial services firms in the United States, with a history dating back to 1924.  Eaton Vance’s principal business is creating, marketing and managing investment companies (open-end and closed-end mutual funds) and providing investment management services to individual investors and institutions.  As of December 31, 2013 , Eaton Vance managed approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. John R. Baur, Michael A. Cirami and Eric A. Stein.  Information regarding the portfolio managers of the Fund is set forth below.

John R. Baur is a Vice President of Eaton Vance and Portfolio Manager on Eaton Vance’s Global Fixed Income Team.  He joined Eaton Vance in 2005 as an Analyst covering Latin America before becoming a Portfolio Manager in 2008.  From 1995-2002, Mr. Baur was affiliated with Applied Materials in an engineering capacity, spending five of his seven years there in Asia.  He earned a B.S. in Mechanical Engineering from M.I.T. and an M.B.A. from the Johnson Graduate School of Management at Cornell University. Mr. Baur is a member of the Boston Economics Club.

Michael A. Cirami is a Vice President of Eaton Vance and Portfolio Manager on Eaton Vance’s Global Fixed Income Team.  He joined Eaton Vance’s Global Fixed Income Department in 2003.  Previously, he was employed at State Street Bank in Boston, Luxemburg and Munich, and with BT&T Asset Management in Zurich.  Mr. Cirami earned a B.S. in Business Administration and

Economics, cum laude, from Mary Washington College and an M.B.A. with honors from the William E. Simon School at the University of Rochester.  He is a CFA charterholder and a member of the Fixed Income Management Society of Boston and the Ludwig von Mises Institute.  Mr. Cirami also serves as a board member and chairman of the investment committee of the Boston Civic Symphony.

Eric Stein is a Vice President of Eaton Vance Management and Portfolio Manager on Eaton Vance’s Global Fixed Income Team. In addition to his overall portfolio management responsibilities, he serves as a Regional Portfolio Manager focusing on Asia and non-EU Western Europe. He also covers the policies and actions of the Federal Reserve and Treasury.  Eric originally joined Eaton Vance in 2002 and rejoined the company in 2008. He previously worked on the Markets Desk of the Federal Reserve Bank of New York. In addition, he has experience at Citigroup Alternative Investments.  Eric earned a B.S., cum laude, in Business Administration from Boston University and an M.B.A. in Analytic Finance and Economics, with honors, from the University of Chicago Booth School of Business. He is a CFA charterholder and a member of the Boston Security Analysts Society and Boston Economics Club. Eric also serves as a board member and member of the investment committee of the Boston Civic Symphony.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory sub-advisory agreements is available in Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Epoch Global Shareholder Yield Fund

Investment Objectives.  The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income.  Capital appreciation is a secondary objective.

Principal Investment Strategies.  The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investment value style risk
•	Mid-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Epoch Investment Partners, Inc. (“Epoch”), 399 Park Avenue, New York, New York 10022.   Epoch is a wholly owned subsidiary of The Toronto-Dominion Bank, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.  As of December 31, 2013 , Epoch managed approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Eric Sappenfield, Michael Welhoelter, and William Priest.  Information regarding the portfolio managers of the Fund is set forth below.

Eric Sappenfield is a Managing Director, Portfolio Manager, and Senior Research Analyst of Epoch and is the lead Portfolio Manager for the Fund.  Prior to joining Epoch in 2006, he was a Research Analyst at Spear Leeds & Kellogg where he was responsible for credit/risk assessment.  Previously, he was a Senior Analyst at Steinberg Priest & Sloane Capital Management, LLC focusing on high yield bonds and equities of leveraged companies.  Mr. Sappenfield’s additional experience includes senior analytical roles at The Carlyle Group, Traveler’s, and Bankers Trust.  He holds a B.A. from Stanford University and an MBA from the University of California at Los Angeles’ Anderson School of Management.

Michael A. Welhoelter, CFA, is a Managing Director and Portfolio Manager of Epoch and is also a Portfolio Manager for the Fund.  He also serves as Epoch’s Chief Risk Officer and heads Epoch’s Quantitative and Risk Management Team and is responsible for integrating risk management into the investment process.  Prior to joining Epoch in 2005, he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc.  In this role, he managed over $5 billion in mutual funds and separately managed portfolios.  Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management-Americas, where he was a Portfolio Manager in the Structured Equity group, overseeing long/short market neutral and large cap core products.  Previously, he was a Portfolio Manager and Quantitative Research Analyst at Chancellor/LGT Asset Management.  Mr. Welhoelter holds a B.A. in Computer and Information Science from Colgate University.  He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts, and holds the Chartered Financial Analyst designation.

William W. Priest, CFA, is the Chief Executive Officer, Co-Chief Investment Officer, and Portfolio Manager of Epoch.  He is a Portfolio Manager for the Fund and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities.  Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for three years.  Before joining Stenberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of CSAM Americas, and CEO and Portfolio Manager of its predecessor firm, BEA Associates, which he co-founded in 1972.  Mr. Priest holds the Chartered Financial Analyst designation, is a former Certified Public Accountant, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/FAMCO Flex Core Covered Call Fund

Investment Objective.  The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.

Principal Investment Strategies.  Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and the use of hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes).  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to the equity markets during periods of declining equity prices.

The Fund’s equity investments will consist primarily of large capitalization common stocks of U.S. corporations and U.S. dollar denominated equity securities of foreign issuers, in each case that are traded on national securities exchanges and in NASDAQ/NMS securities.  The Fund may also invest in securities of mid- and small-capitalization issuers, but it is not expected that such investments would be significant.

Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes that a macroeconomic strategy coupled with investment style and capitalization decisions are important drivers of excess returns.  Strategic analysis will be employed by the Sub-Adviser to determine the style make-up of the Fund's portfolio, favored sectors and the portfolio's risk profile.  Fundamental analysis and quantitative screens will then be applied to evaluate sector strategy and rank individual securities.

An underlying principle within the Sub-Adviser's investment process is that the macroeconomic expectations determined by the Sub-Adviser's portfolio managers should be consistent with and supported by the bottom-up conclusions of the Sub-Adviser's research efforts, focusing on industry leaders.  The Sub-Adviser reviews economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors, and street research to appraise the economic and market cycles.

Given this macroeconomic backdrop, a team of portfolio managers and research analysts begins the equity selection process by utilizing quantitative and qualitative screening processes based on factors such as growth prospects, competitive strength, pricing power, input costs, product substitutability and business fundamentals to identify those industries favorably exposed to the anticipated economic and market cycles.  Overlays such as valuation and financial strength, as well as technical indicators including relative strength and momentum, seek to increase the probability of selecting industries with a propensity to outperform the overall market given the environment.  Individual securities within these industries are similarly screened and analyzed using fundamental analytical techniques to further refine the selection process by identifying and eliminating equities having company-specific risks.

The Fund will write call options on the equity securities held by the Fund to seek to create income and mitigate the impact of market declines.  A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.  Call options are sold up to the number of shares of the long equity positions.  The premium paid to the writer is consideration for undertaking the obligations under the option contract.  The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of investing in the option premiums and some protection against the loss of capital if the underlying security declines in price.  The Fund would receive premium income from the writing of options, and the Sub-Adviser believes that the Fund’s return can be at times increased or protected against capital losses through such premiums consistent with its investment objectives.

The options the Fund intends to write (sell) are considered "covered" because the Fund will own equity securities against which the options are written (sold).  As a result, the number of call options the Fund can write (sell) is normally limited by the number of equity securities the Fund holds in its portfolio.  The Fund will not write (sell) "naked" call options (i.e., options on more equity securities than are held in the Fund's portfolio).

The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may purchase and write covered call options on certain exchange-traded funds that trade like common stocks but represent certain market indices such as the S&P 500 that correlate with the mix of common stocks held in the Fund’s portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign regulatory risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Exchange-traded funds investing risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Fiduciary Asset Management LLC (“FAMCO”), located at 8235 Forsyth Boulevard, Suite 700, Saint Louis, Missouri 63105.  FAMCO is an SEC registered investment adviser and offers investment management services to institutional clients, large employee benefit plans, and generally to high net worth individuals.  As of December 31, 2013 , FAMCO had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Wiley D. Angell, Charles D. Walbrandt, CFA and Sean C, Hughes, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

Wiley D. Angell is the Chief Executive Officer and Chief Investment Officer of FAMCO and is responsible for the management of the firm and directs the firm’s macroeconomic research.  As one of the founding principals, he has managed portfolios and served FAMCO’s clients since the firm’s inception in 1994.  Mr. Angell has managed institutional portfolios for 26 years.  He served as Portfolio Manager for General Dynamics Corporation from 1991 to 1994, focusing on core, long duration, and immunization fixed income strategies.  From 1985 to 1991, he was Treasurer of Franklin Savings Association, where he managed a $7 billion mortgage portfolio and was responsible for the firm’s hedging strategies and balance sheet risk control.  Mr. Angell serves on the board and chaired the investment committee for both First State Bank in Pleasanton, Kansas and Hume Bank in Hume, Missouri.  He holds a B.A. in business and economics from Ottawa University and currently serves on the Board of Trustees for Ottawa University.

Charles D. Walbrandt, CFA, is the Chairman and Founding Principal and a member of the Strategy Committee at FAMCO.  From 1974 through 1994, when he founded FAMCO, Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer.  He created the internal investment departments at General Dynamics Corporation in 1983, designed the portfolio management processes, and managed both equity and fixed income portfolios.  For fourteen years, from 1994 to 2009, Mr. Walbrandt guided FAMCO as Chief Executive Officer and Chief Investment Officer.  Currently Mr. Walbrandt serves as FAMCO’s Chairman and as a Portfolio Manager for FAMCO’s Flex Equity products.  He holds a B.S. in economics from the University of Wisconsin, an M.B.A. in Finance from St. Louis University, and attended John Marshall

Law School.  A Chartered Financial Analyst charterholder, Mr. Walbrandt is a member of the St. Louis Society of Financial Analysts and is a former member of its Board of Governors.  He is also a former trustee of the American Red Cross Retirement System.

Sean C. Hughes, CFA, is a Vice President and Portfolio Manager. Sean joined FAMCO in April 2005 as a research analyst upon receipt of his M.B.A. from the Olin School of Business at Washington University in St. Louis. He currently manages covered call portfolios and leads FAMCO’s macroeconomic and company research analysis.  Sean has been managing single stock overwrite options portfolios for our clients since 2010.  During his tenure at FAMCO, he has held various research positions focusing on macroeconomic, international, equity options and company specific analysis.  While at Washington University, Sean was involved in managing the Investment Praxis Fund, a portion of the Washington University endowment. He has also worked as a corporate finance intern for McCarthy Building Companies, Inc., focusing on portfolio development and modeling. Sean is a graduate of the Tuck School of Business Bridge Program and holds a B.A. from Oberlin College. He is a Chartered Financial Analyst (CFA) charterholder and member of the St. Louis Society of Financial Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian Focused International Equity Fund

Investment Objective.  The investment objective of the Curian Focused International Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in companies located outside the United States.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, the Fund’s sub-adviser (the “Sub-Adviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it will generally invest in large established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will reduce position size in the portfolio as deemed necessary to adhere to portfolio construction guidelines regarding maximum individual holding size, industry/sector weight, as well as other relevant factors.  When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size.  The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are:  that a company’s competitive advantage is deteriorating or no longer expanding; that there are more attractive names in an essentially similar industry; that a company’s leadership is not performing as expected; that a company’s culture is challenged; that valuation is deemed excessive; and/or that there is material geopolitical or currency risk.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Country/Regional risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Liquidity risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is WCM Investment Management (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651.  WCM is an independent, employee-owned money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of December 31 , 2013, WCM had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich.  Information regarding the portfolio managers of the Fund is set forth below.

Paul R. Black is President, Co-CEO and Portfolio Manager.  Mr. Black joined WCM in 1989 and has served as WCM’s President, Co-CEO and Portfolio Manager since December 2004. Mr. Black is a member of WCM’s Investment Strategy Group (“ISG”) and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel is Portfolio Manager and Business Analyst.  Mr. Hunkel has been a portfolio manager of the focused international growth strategy since December 2004. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA, is Chairman, Co-CEO and Portfolio Manager.  Mr. Winrich joined WCM in 1984 and has served as WCM’s Chairman, Co-CEO and Portfolio Manager since December 2004. Mr. Winrich is a member firm’s ISG and his primary responsibilities include portfolio management and equity research.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Focused U.S. Equity Fund

Investment Objective.  The investment objective of the Curian Focused U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in common stock of companies located in the United States.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.  The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.  The Fund’s sub-adviser, The London Company of Virginia, LLC (the “Sub-Adviser”), invests for the long-term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund’s Sub-Adviser emphasizes investments in profitable, financially stable, core companies that are run by shareholder-oriented management, and trade at valuations that the Sub-Adviser believes are reasonable.  The Sub-Adviser seeks companies with high return on capital, consistent free cash flow generation, predictability and stability.

The Sub-Adviser utilizes a bottom-up approach in the security selection process by screening its investable universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Adviser seeks companies that are trading at 30-40% discount to intrinsic value and looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Adviser seeks to identify the sources of a company's competitive advantage as well as management’s ability to increase shareholder value.  Securities are ultimately added to the Fund’s portfolio when the Sub-Adviser determines that the risk/reward profile of the security has made it attractive to warrant purchase.

The Sub-Adviser generally sells a security when it becomes overvalued and has reached the Sub-Adviser’s price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The London Company of Virginia, LLC (“The London Company”), located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226.  The London Company is a registered investment adviser and was founded by Stephen M. Goddard as the dedicated equity advisor to First Colony Corporation, a publicly traded Life Insurance Company.  Today, the Richmond, Virginia based company provides large cap, income equity, small cap, small-mid cap, concentrated all cap and mid cap equity portfolio management services to a diverse mix of corporations, trusts, foundations, endowments, pensions, banks, individuals, and mutual fund accounts.  As of December 31 , 2013, The London Company had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mister Stephen M. Goddard, CFA. Information regarding the portfolio manager of the Fund is set forth below.

Stephen M. Goddard, CFA, is Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager of The London Company.  Mr. Goddard has over 26 years of investment experience, beginning his career as an analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990. Mr. Goddard is a chartered financial analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.  Mr. Goddard earned his B.A. in Economics from Virginia Military Institute and a MBA from the University of Richmond.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Franklin Templeton Frontier Markets Fund

Investment Objectives.  The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries,” as defined below.

The Fund deems the following countries to be “frontier markets:”

•
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

•	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

•	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

•	Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

•	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be “frontier markets” either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

For purposes of the Fund’s investments, frontier market companies are those:

•	whose principal securities trading markets are in frontier market countries; or

•	that derive 50% or more of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or

•	that have 50% or more of their assets in frontier market countries; or

•	that are linked to currencies of frontier market countries; or

•	that are organized under the laws of, or with principal offices in, frontier market countries.

The Fund invests primarily in the equity securities of frontier market companies. The Fund’s investments in equity securities may include investments in companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities may include small and micro-cap companies.
An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks, convertible securities and related depository receipts and participatory notes are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

Depositary receipts are issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Participatory notes, which are a type of equity access product, are structured as unsecured and unsubordinated debt securities designed to replicate exposure to the underlying referenced equity investment and are sold by a bank or broker-dealer in markets where the Fund is restricted from directly purchasing equity securities. The Fund may tender a participatory note for cash payment in an amount that reflects the current market value of the referenced underlying equity investments, reduced by program fees.  The Fund may invest up to 20% of its net assets in participatory notes.

In addition to the Fund’s main investments, the Fund may invest up to 20% of its net assets in securities of issuers in countries that are not deemed to be frontier markets. The Fund may also invest up to 20% of its net assets in debt obligations of issuers located in frontier market countries, which may be lower-rated or unrated and up to 15% of its net assets in illiquid securities.

When choosing equity investments for this Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Counterparty and settlement risk
•	Currency risk
•	Credit risk
•	Depositary receipts risk
•	Emerging markets risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Frontier market countries risk
•	Industry concentration risk
•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Micro-cap company risk
•	Non-diversification risk
•	Participation note risk
•	Risks of investments in Russia
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Templeton Asset Management Ltd. (“TAML”), whose principal office is 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987.  TAML has a branch office in Hong Kong.  Together, TAML and its affiliates manage as of December 31, 2013 , over $ [TO BE UPDATED BY AMENDMENT] billion in assets, and have been in the investment management business since 1947.

The Fund is managed by a dedicated professional focused on investments in frontier market countries.  The portfolio manager of the Fund is Mark Mobius, PH.D.  Dr. Mobius has been the lead portfolio manager of the Fund since its inception. Dr. Mobius has primary responsibility for the investments of the Fund. Dr. Mobius has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which Dr. Mobius may perform these functions, and the nature of these functions, may change from time to time. Dr. Mobius joined Franklin Templeton Investments in 1987.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Franklin Templeton Natural Resources Fund

Investment Objective.  The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income).

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the equity and debt securities of companies in the natural resources sector.  For the Fund’s investment purposes, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

Under normal market conditions, the Fund invests primarily in equity securities and debt securities convertible into equity securities.  The Fund predominantly invests in equity securities, primarily in common stock.  An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.  Bonds, notes, and debentures are examples of debt securities.  Convertible securities have characteristics of both debt securities (which is frequently the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.

The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest more than 50% of its total assets in foreign securities, including emerging market securities.  The Fund may also invest in American Depositary Receipts (“ADRs”).  ADRs are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund may also attempt, from time to time, to hedge (protect) against market risk and to generate income for the Fund by buying and selling put and call options on equity securities and equity security indices.  Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or other instrument from the writer of the option (in the case of a call option), or to sell a specified security or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  With respect to hedging strategies, options may be used to hedge securities or other positions held by the Fund.  To earn income in the form of the premium received for writing the option, the Fund could sell equity call options while at the same time positioning the Fund to sell the underlying equity securities at a targeted price determined by the Sub-Adviser.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when, and to what extent to use options or an options related strategy.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.  The Sub-Adviser relies on a team of analysts to help provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price.  Competitive advantages such as a particular product niche, proven technology, sound financial position, and strong management are all factors the investment manager believes may contribute to strong growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Derivatives risk

•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Industry concentration risk
•	Liquidity risk
•	Managed portfolio risk
•	Natural resources related securities risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin”), located at One Franklin Parkway, San Mateo, California 94403.  As of December 31, 2013 , Franklin and its affiliates had over $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Frederick G. Fromm, Matthew Adams, and Steve Land.  Information regarding the portfolio managers of the Fund is set forth below.

Frederick G. Fromm, CFA, has been the lead portfolio manager of the Fund since its inception.  Mr. Fromm has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  He joined Franklin in 1992.

Matthew Adams, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Adams joined Franklin in 2005.  Previously, he was an equity analyst with Smith Barney, Bear Stearns, and Robertson Stephens.

Steve Land, CFA, has been a portfolio manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Land joined Franklin in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Lazard International Strategic Equity Fund

Investment Objective.  The investment objective of the Curian/Lazard International Strategic Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies that are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Country/regional risk
•	Currency risk
•	Depositary receipts risk
•	Equity-linked notes risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment strategy risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York.  Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients which a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.  As of December 31, 2013 , Lazard managed approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Mark Little, Michael A. Bennett, Robin O. Jones, and John R. Reinsberg.  Information regarding the portfolio managers of the Fund is set forth below.

Mark Little is a Portfolio Manager/Analyst on the International Strategic Equity team.  He began working in the investment field in 1992.  Prior to joining Lazard in 1997, he was a manager in the corporate finance practice of Coopers & Lybrand and earned his ACA qualification with Rees Pollock Chartered Accountants.  Mark has an MA in Economics from Clare College, Cambridge University.

Michael A. Bennett is a Managing Director and a Portfolio Manager/Analyst on various international and global equity teams.  He also coordinates the activities of Lazard’s Investment Council.  Michael began working in the investment field in 1986.  Prior to joining Lazard in 1992, Michael was with General Electric Investment Corporation, Keith Lippert Associates and became a CPA while at Arthur Andersen & Company.  He has an MBA from the University of Chicago and a BS in Accounting from New York University.

Robin O. Jones is a Portfolio Manager/Analyst on the International Strategic Equity team.  Robin began working in the investment field in 2002 at Lazard, before leaving in 2006 for Bluecrest Capital Management where he worked as a Portfolio Manager.  He has a BA (Hons) in Economics from Durham University and a PGCE in Mathematics from Cambridge University.

John R. Reinsberg is a Deputy Chairman responsible for oversight of international and global strategies.  He is also a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams.  He began working in the investment field in 1981.  Prior to joining Lazard in 1992, John was Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust.  He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc.  John has an MBA from Columbia University and a BA from the University of Pennsylvania.  He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Long Short Credit Fund

Investment Objective.  The investment objective of the Curian Long Short Credit Fund (the “Fund”) is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities and other investments to generate total return under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments. The Fund’s investments in fixed, variable and floating rate instruments may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by PPM America, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as “high yield” or “junk” securities) or, if unrated, deemed equivalent by the Sub-Adviser.

The Fund may invest, without limitation in derivative or other synthetic instruments that have economic characteristics similar to the investments mentioned above.

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser’s assessment of the Fund’s foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund’s exposure relative to the U.S. dollar through the use of currency futures and forwards and other derivatives.

The Fund may invest in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, for investment purposes.  The Fund also may invest in currency futures and forward currency exchange contracts, which are derivatives, in order to hedge against currency exposure or for investment purposes.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.  In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.

The Fund may engage in short sales for hedging purposes or to enhance total return.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund seeks to maximize total return through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies.  The Sub-Adviser determines the Fund’s allocations to investment grade bonds, high yield bonds and bank loans based on the Sub-Adviser’s outlook for risk-adjusted returns from those types of securities.  Within those sectors, the Sub-Adviser then selects individual securities based on its analysis of the various issuers.  The Sub-Adviser also seeks to minimize interest rate risk, taking into consideration the maturity and duration of the portfolio as a whole or with respect to a particular security.

In anticipation of or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging market s risk
•	Equity securities risk
•	Fixed Income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Loans risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset backed securities risk
•	Portfolio turnover risk
•	Preferred stock risk
•	Short sales risk
•	Sovereign debt risk
•	Speculative exposure risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency transaction risks
•	Currency management strategies risk
•	Custody risk
•	Extension risk
•	Hedging instruments risk
•	Income risk
•	Prepayment risk
•	Servicer risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forwards commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Curian Long Short Credit Fund is PPM America, Inc. (“PPM” or “Sub-Adviser”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2013 , PPM, an affiliate of the Adviser, managed approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a public company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director, and Michael T. Kennedy, CFA, Senior Managing Director, co-manage the assets of the Fund.  Mr. Balestrieri and Mr. Kennedy review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in pursuit of the Fund’s investment objectives.  As of December 31, 2013 , PPM’s Public Fixed Income Group currently manages approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets for various institutional clients based in the U.S. and abroad.  Mr. Balestrieri and Mr. Kennedy share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri, Senior Managing Director, Portfolio Manager and Head of Total Return Fixed Income, with his team, manages or supervises approximately $ [TO BE UPDATED BY AMENDMENT] billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri is one of the Portfolio Managers for the JNL/PPM America High Yield Bond Fund, the JNL/PPM America Strategic Income Fund, the U.S. and Canadian dollar assets of the M&G Global Credit Investment Fund and with his team is responsible for managing the non-loan assets for the JNL/PPM America Floating Rate Income Fund.  Mr. Balestrieri has over 22 years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College.

Michael T. Kennedy, CFA, Senior Managing Director and Portfolio Manager and a member of PPM’s Public Fixed Income Group, currently manages approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets for various institutional clients based in the U.S. and abroad, including the JNL/PPM America Total Return Fund and co-manages the JNL/PPM America Strategic Income Fund and the U.S. and Canadian dollar assets of the M&G Global Credit Investment Fund.  Mr. Kennedy joined PPM America in October 2006 as a portfolio manager for synthetic CDOs, and has over 27 years of investment experience.  Prior to joining PPM, Mr. Kennedy was a senior vice president and portfolio manager for Columbia Management Group, formerly Stein Roe and Farnham.  Mr. Kennedy earned a Bachelors of Science Degree in Business Administration from Marquette University in 1984 and a Masters of Management Degree from Northwestern University in 1988, and is also a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Neuberger Berman Currency Fund

Investment Objective.  The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, options, etc. as well as US Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute return over a medium to long-term investment with low correlation to other asset classes. The Fund focuses on multiple macro economic factors, multiple time horizons, and multiple trading strategies.  The Fund is based on a fundamentally driven, relative value investment approach.

The Fund will invest primarily in global liquid currencies (including, but without limitation, Australian Dollar, Canadian Dollar, Swiss Franc, Euro, Sterling, Japanese Yen, Norwegian Krone, New Zealand Dollar, Swedish Krona and US Dollar). The Sub-Adviser may also invest, to a lesser extent, in emerging market currencies (including, but without limitation, Brazilian Real, Mexican Peso, Czech Koruna, Chilean Peso, South Korean Won, Singaporean Dollar, Thai Baht, Polish Zloty, Turkish Lira and South African Rand).

The Fund will invest in a universe of global currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  Neuberger Berman Fixed Income LLC, the Fund’s sub-adviser (the “Sub-Adviser”) may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

Investment Process and Portfolio Construction.  The Sub-Adviser’s investment process starts with an analysis based on a large number of fundamental factors illustrated here:

•	Growth: Countries with strong growth prospects should see their currencies outperform.
•
Stability: Overvaluation of a currency should lead to deterioration in the current account balance and risk of mean reversion behavior. Countries running large fiscal deficits increase their currency vulnerability.

•	Yield: Currencies with higher interest rates are attractive.
•	Monetary Policy: Monetary policy expectations influence short term dynamics.
•	Capital Flows: Investment opportunities attract capital. Developments in equity and commodity markets have significant influence on currency performance.
•	Risk Aversion: Volatile markets reduce the attractiveness of ‘carry’ trades. Investors look for currencies with strong fundamentals when risk aversion is high.

New and historical information is gathered on a daily basis through a framework of tools and indicators which enables the Sub-Adviser to incorporate a large quantity of data into their investment decision making process. Data is gathered across fundamental factors across short, medium and long term time horizons.

The discretionary judgment of the Sub-Adviser is integral to the construction process of the Fund as not all information or events can be quantitatively analyzed. For example, political events, the effects of corporate hedging and market positioning and changes in regulatory regimes can have a significant impact on the markets yet can be difficult to capture effectively using quantitative tools alone.

The construction of the Fund is achieved in several ways:

•	Fundamental factor or drivers incorporated in the Investment Manager’s analysis
•	Time horizon, short, medium and long term inputs
•	Trading strategies that are used to implement the Investment Manager’s views

This diversification allows the Sub-Adviser to construct the Fund which is not reliant on a single idea or theme and is not unduly exposed to a small number (or single) dominant risk factor.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Options risk
•	Portfolio turnover risk
•	Regulation of derivatives risk
•	Swaps risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Neuberger Berman Fixed Income LLC (“NBFI”), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603.  NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business as required by the investment advisory agreement between the Adviser, Curian Capital, and NBFI; however, certain services may be performed by affiliates of NBFI.  NBFI carries out its duties subject to the policies established by the Board of Trustees.  Together, NBFI and its affiliates (collectively, “Neuberger Berman”) manage approximately

$ [ TO BE UPDATED BY AMENDMENT] billion in total assets (as of 12/31/ 2013 ) and continue an asset management history that began in 1939.

Ugo Lancioni, Managing Director, joined the firm in 2007.  Mr. Lancioni is a Currency Portfolio Manager and heads the Currency team responsible for Discretionary FX strategies.  Prior to joining the firm, Mr. Lancioni was employed by JPMorgan for 11 years.  Mr. Lancioni received a Masters Degree in Economics from the University “La Sapienza” in Rome.

Thomas Sontag, Managing Director, joined the firm in 2004. Mr. Sontag is a Portfolio Manager responsible for active and index portfolios and is a member of the Investment Grade Strategy Committee and the Structured Products team. Prior to joining the firm, he served as a portfolio manager with Strong Capital Management for six years.  Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

Richard Grau, Senior Vice President, joined the firm in 1993.  Mr. Grau is a Portfolio Manager on the Short Duration, Intermediate, and Core Investment teams.  He received a BS from Rutgers University and an MBA from New York University.

Mr. Lancioni is responsible for the Fund’s currency-related investments. Mr. Sontag and Mr. Grau are responsible for the Fund’s investments in U.S. Treasury Bills, Notes, U.S. Government and Agency Securities and other cash management instruments.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund

Investment Objective.   The investment objective of the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) is to seek total return.

Principal Investment Strategies.   The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in Curian/Neuberger Berman Risk Balanced Commodity Fund Ltd. (“Subsidiary”).

The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund and the Subsidiary may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s and the Subsidiary’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets (including its interest in the Subsidiary).

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Fixed Income LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Call risk
•	Commodities regulatory and tax risk
•	Commodity-linked derivatives risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Extension risk
•	Fixed income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Interest rate risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Prepayment risk
•	Securities or sector risk
•	Subsidiary risk
•	Tax risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks) .  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Investment in money market mutual funds risk
•	Mortgage-related and other asset-backed securities risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the Fund is Neuberger Berman Fixed Income LLC (“NBFI”), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603.  NBFI is responsible for choosing the Fund’s investments and handling its day-to-day business as required by the investment advisory agreement between the Adviser, Curian Capital, and NBFI; however, certain services may be performed by affiliates of NBFI.  NBFI carries out its duties subject to the policies established by the Board of Trustees.  Together, NBFI and its affiliates (collectively, “Neuberger Berman”) manage approximately $[ TO BE UPDATED BY AMENDMENT] billion in total assets (as of 12/31/2013) and continue an asset management history that began in 1939.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Wai Lee, Hakan Kaya, Thomas Sontag, and Richard Grau. Information regarding the portfolio managers of the Fund is set forth below.

Wai Lee, Managing Director, Ph.D., joined the firm in 2004.  Mr. Lee is the Chief Investment Officer and Director of Research for the Quantitative Investment Group. Prior to joining the firm, Mr. Lee was the head of the quantitative engineering group at another asset manager.  Mr. Lee also managed an equity portfolio and was a founding member of the equity investment policy group for this asset manager.  Mr. Lee has served on the Advisory Board of The Journal of Portfolio Management since 1997.

Hakan Kaya, Vice President, Ph.D., joined the firm in 2008.   Mr. Kaya is a Portfolio Manager with the Quantitative Investment Group.  Prior to joining the firm, Mr. Kaya was a consultant at another investment firm where he developed statistical relative value and directional models for commodities investments.

Thomas Sontag, Managing Director, joined the firm in 2004. Mr. Sontag is a Portfolio Manager responsible for active and index portfolios and is a member of the Investment Grade Strategy Committee and the Structured Products team. Prior to joining the firm, he served as a portfolio manager with Strong Capital Management for six years.  Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

Richard Grau, Senior Vice President, joined the firm in 1993.  Mr. Grau is a Portfolio Manager on the Short Duration, Intermediate, and Core Investment teams.  He received a BS from Rutgers University and an MBA from New York University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements will be available in the Trust’s Annual Report to shareholders dated December 31, 2013.

Curian/Nicholas Convertible Arbitrage Fund

Investment Objective.  The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), combines traditional credit analysis with fundamental and quantitative equity research and its expertise in small and mid-capitalization companies, what the Sub-Adviser considers to be the largest and most inefficient area of the convertible securities market, to analyze the equity securities underlying potential convertible securities investments.

In structuring the portfolio, the gross and net exposure is driven by security selection based on a 12-month directional view of the underlying equity or credit.  The Sub-Adviser will typically hedge each position in the Fund within 25% of “delta-neutral” with “bullish” positions under-hedged and “bearish” positions over-hedged.  If the Fund is “delta-neutral,” the convertible bond will be hedged by selling the stock against it so that there is no equity exposure.  Delta is a measure of the combined position movement to the equity.  If the Fund over hedges (“bearish”), the Fund will sell more stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be negative.  If the Fund under hedges (“bullish”), the Fund will sell less stock than the delta-neutral position and the Fund’s net exposure to the equity markets will be positive.  Portfolio positioning is driven predominantly, in normal market environments, by individual security selection and appropriate hedging given the Sub-Adviser’s security outlook.  Tactical positioning, in unusual market environments displaying uncertain economic and market outlooks, is accomplished through adjusting the range of hedges for individual positions as well as by utilizing portfolio level hedges.  In such environments the Sub-Adviser may use equity, credit, and/or interest rate hedges determined by the particular market environment and market outlook.

The Sub-Adviser employs a multi-step process in its bottom-up analysis of issuers of convertible securities.  Traditional credit analysis, where the Sub-Adviser reviews an issuer’s capital structure, balance sheet, income statement, and security terms, helps the Sub-Adviser determine the attractiveness and financial strength of the issuing company.  Stress test and scenario analysis, where the Sub-Adviser assesses the security’s sensitivity to equity volatility, interest rate changes, and potential changes to option-adjusted and credit spreads, allows the Sub-Adviser to ascertain the asymmetrical risk/reward profile of the convertible strategy.  The combination of quantitative and traditional fundamental equity analysis helps the Sub-Adviser assess the underlying equities’ positive or negative change, sustainability, quality, and timeliness and its appreciation potential.  Incorporating all elements to this bottom-up, multi-step process is essential to determine if the investment thesis of the security is attractive, as well as to formulate the direction and magnitude of the hedge to be used.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Foreign regulatory risk
•	Investment strategy risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Bond s risk
•	Equity securities risk
•	Interest rate risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Nicholas Investment Partners, L.P. (“Nicholas”), located at 6451 El Sicomoro Street, Rancho Santa Fe, California 92067.  Nicholas, a SEC registered investment adviser, is an independent, employee-owned investment boutique that focuses on providing investment advice on an institutional basis.  As of December 31, 2013 , Nicholas had approximately $ [TO BE UPDATED BY AMENDMENT] million in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Mr. John Wylie and Ms. Catherine C. Nicholas.  Information regarding the portfolio managers of the Fund is set forth below.

John Wylie is a Partner and Portfolio Manager of Nicholas and is the lead Portfolio Manager for Convertibles and Convertible Arbitrage.  Prior to joining Nicholas in 2007, he was co-founder and Co-Chief Investment Officer of CapitalWorks Investment Partners where he was the lead portfolio manager for Convertible Arbitrage and Micro-Cap strategies.  Previously Mr. Wylie was President of Nicholas-Applegate Mutual Funds and Chief Investment officer of their Investor Services Group.  Before joining Nicholas-Applegate in 1987, he worked with Metropolitan Life Insurance Company for six year s .  Mr. Wylie earned a B.A. in American Studies, cum laude, from Amherst College.

Catherine C. Nicholas is the Managing Partner, Chief Investment Officer, and co-founder of Nicholas.  She leads the investment team at Nicholas and is responsible for the strategic development and day-to-day implementation of investment research, stock selection, portfolio management, and risk management processes.  Prior to founding Nicholas, she served as the Global Chief Investment Officer of Nicholas Applegate until the firm’s sale to Allianz in January 2001.  Ms. Nicholas began her investment career in 1987 as an analyst at Nicholas Applegate.  She earned a B.A. in Business Administration, cum laude, and her MBA with a concentration in finance the University of Southern California.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/PIMCO Credit Income Fund

Investment Objectives.  The Curian/PIMCO Credit Income Fund’s (the “Fund”) investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of the Fund is anticipated to vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor Service, Inc., or equivalently rated by Standard & Poor’s Corporation  or Fitch Ratings, or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-   or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments,” which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

Securities issued by the U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments such as options, futures contracts or swap agreements, or in mortgage- or asset-backed, subject to applicable law and any other restrictions described in the Fund’s Prospectus and SAI.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Preferred stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Short sales risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Financial reform risk
•	Regulation of derivatives risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660.  PIMCO is a majority-owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company.  Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P.  PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO.  Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. As of December 31, 2013 , PIMCO had approximately $ [TO BE UPDATED BY AMENDMENT] trillion in assets under management.

Mark Kiesel, Managing Director, PIMCO.  He is a Generalist Portfolio Manager, global head of the corporate bond portfolio management group, and a senior member of PIMCO’s investment strategy group.  He has served as head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/PineBridge Merger Arbitrage Fund

Investment Objective.  The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies involved in publicly announced  mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investment strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities including securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  For long exposures to equities, the Fund may invest in common stocks, ADRs, GDRs, EDRs, REITs, listed limited partnerships, master limited partnerships, and exchange-traded funds.  The Fund may invest in companies with large, medium, or small market capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions in order to seek enhanced returns or to hedge investment risks.  In particular, the Fund may for investment purposes or hedging purposes, purchase and write call and put options on equities, equity indices, and currencies.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.  Additionally, there may be periods of time where there are limited M&A investment opportunities and the Fund may invest large positions in cash or cash equivalents.

PineBridge Investments LLC, the Fund’s sub-adviser, (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of a Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.  The Sub-Adviser may also engage in selling short the securities of the target company as part of its M&A arbitrage strategy.

The Fund is not subject to any specific geographic diversification requirements and may invest on a global basis.

The Sub-Adviser’s approach focuses on fundamental and regulatory research-based analysis using its extensive experience in global markets.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The financial and legal aspects of the Publicly Announced M&A Transaction will be evaluated, including, without limitation, the issues that may be raised under corporate, securities, and competition laws and by regulatory agencies; the accounting and tax implications; the adequacy of the consideration offered; the likelihood that the consideration will be increased by the acquiring company or a third party; the financing commitment; and the feasibility under market conditions.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Credit risk
•	Derivatives risk

•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment strategy risk
•	Issuer risk
•	Large-capitalization investing risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Merger and acquisition arbitrage risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Short sales risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is PineBridge Investments LLC (“PineBridge”), a U.S. registered investment adviser with offices located at 399 Park Avenue, 4th Floor, New York, New York 10022.  PineBridge is a member company of PineBridge Investments, a group of international companies acquired by Pacific Century Group from American International Group, Inc. in March 2010.  PineBridge Investments companies provide investment advice and market asset management products and services to clients around the world. As of December 31, 2013 , PineBridge had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Ms. Meg Sullivan, CFA, and Mr. Jason Weiss.  Information regarding the portfolio managers of the Fund is set forth below.

Meg Sullivan, CFA, Vice President, PineBridge.  Ms. Sullivan joined the firm in 2006 and serves as a Co-Portfolio Manager for Merger Arbitrage portfolios.  Before joining the Merger Arbitrage team in 2007, Ms. Sullivan worked as a Performance Analyst in the Alternatives and Derivatives Performance Measurement Group at PineBridge.  Ms. Sullivan received a B.A. from Brown University in Business Economics & Public and Private Sector Organizations.  She is a CFA charterholder.

Jason A. Weiss, Vice President, PineBridge.  Mr. Weiss joined PineBridge in 2005.  He serves as a Co-Portfolio Manager for Merger Arbitrage portfolios. Before joining the Merger Arbitrage team, Mr. Weiss covered the US and European Industrials and Materials Sectors as well as served as an analyst in the office of the CEO. Before joining PineBridge, Mr. Weiss was an Equity Analyst at Caveat Emptor Capital a value oriented family office. Mr. Weiss joined Caveat from Spartan Institutional Research where he worked in Institutional Sales and Product Development. In a Specialist Sales role, he provided fundamental short research and ideas to buy-side clients. Mr. Weiss received an MBA from Fordham University and a BA from Muhlenberg College. He passed Level II of the CFA exam.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/Schroder Emerging Europe Fund

Investment Objective.  The investment objective of the Curian/Schroder Emerging Europe Fund (the “Fund”) is to seek long-term growth of capital.

Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Country/Regional risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Equity securities risk
•	Equity-linked notes risk
•	Focus risk
•	Foreign regulatory risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Schroder Investment Management North America Inc. (“SIMNA Inc.”), located at 875 Third Avenue, 22nd Floor, New York, NY 10022.  SIMNA Inc. was established in 1980 as Schroder Capital Management and provides asset management products and services to clients in the U.S. and Canada, including individual investors, investment companies and institutional clients.  As of December 31, 2013 , SIMNA Inc. managed approximated $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

Through a sub-advisory agreement with SIMNA Inc., Schroder Investment Management North America Limited (“SIMNA Ltd.”) will serve as sub-sub-adviser to the Fund (the “Sub-Sub-Adviser”).  SIMNA Ltd. advises a range of international mandates for North American clients through its sub-advisory arrangements with SIMNA Inc. SIMNA Ltd. is located at 31 Gresham Street, London, United Kingdom EC2V 7QA.

SIMNA Inc.’s and SIMNA Ltd’s parent organization, Schroders plc, was founded in 1804 and is a global asset management company with more than 200 years of experience in world financial markets and over $ [TO BE UPDATED BY AMENDMENT] billion in assets under management as of December 31, 2013 .

The portfolio managers of the Sub-Adviser and Sub-Sub-Adviser responsible for the oversight of the Fund are Messrs. Allan Conway and Tom Wilson.  Information regarding the portfolio managers of the Fund is set forth below.

Allan Conway is Head of Emerging Market Equities.  He joined SIMNA Ltd in 2004.  Prior to joining SIMNA Ltd, Allan was Head of Global Emerging Markets for West LB Asset Management from 1998 and was Chief Executive Officer of WestAM (UK) Ltd from 2002.  He is a Fellow of the Securities Institute and a member of the Institute of Chartered Accountants.

Tom Wilson is Head of EMEA (Europe, Middle East and Africa) within the Emerging Markets Equity team.  He joined SIMNA Ltd in 2001.  Tom is a CFA charterholder and earned a BA (Hons) in History from Newcastle University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory, sub-advisory and sub-sub-advisory agreements is available in Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/T. Rowe Price Capital Appreciation Fund

Investment Objective.  The investment objective of the Curian/T. Rowe Price Capital Appreciation Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Sub-Adviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but  the Sub-Advisers believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest.  The Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. The Fund may also invest in options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Convertible securities risk
•	Corporate loan risk
•	Credit risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Illiquid securities risk
•	Interest rate risk
•	Investment style risk
•	Loans risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk

•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Options risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Derivatives risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe Price was founded in 1937.  T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. As of December 31 , 2013, T. Rowe Price had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. David R. Giroux.  Information regarding the portfolio manager of the Fund is set forth below.

David R. Giroux, CFA, is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. Mr. Giroux is a portfolio manager and is president and chairman of the Investment Advisory Committee. Mr. Giroux joined the firm in 1998 and, until 2006, had analytical responsibility for the firm’s investments in the industrials and automotive sectors. As an analyst, Mr. Giroux covered the automotive sector.  Mr. Giroux has a B.A. in Finance and Political Economy Hillsdale College. Mr. Giroux is also a chartered financial analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/The Boston Company Equity Income Fund

Investment Objective.  The investment objective of the Curian/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies.  Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.  The S&P Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 that exhibit strong value characteristics.  The Fund’s stock investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings.  The Fund may also invest in fixed income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.  The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign regulatory risk
•	Investment value style risk
•	Managed portfolio risk
•	Market risk
•	Options risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Derivatives risk

•	Growth investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The Boston Company Asset Management LLC (“The Boston Company”), located at One Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108.  The Boston Company is a wholly-owned subsidiary of Bank of New York Mellon Corporation.  Founded in 1970, The Boston Company provides investment management and sub-advisory services to public, corporate, defined benefit and defined contribution plans, as well as various institutional and sub-advised accounts.  As of December 31, 2013 , The Boston Company had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. John C. Bailer, CFA.  Information regarding the portfolio managers of the Fund is set forth below.

John C. Bailer, CFA, Managing Director, is a member of the Large Cap Value Team at The Boston Company and has been a Research Analyst since 1999.  He is responsible for the consumer, technology, and telecommunication sectors for the Dynamic Large Cap Value strategy and has been the Senior Portfolio Manager of the Equity Income strategy since 2005.  Mr. Bailer has 20 years of industry experience and has been with the firm since 1992.  Previously at The Boston Company, he was a Portfolio Coordinator responsible for asset allocation and client servicing of domestic value strategies.  Mr. Bailer began his career in Corporate Finance at Mellon Financial Corporation where he was responsible for asset/liability analysis of the bank’s balance sheet.  He graduated with distinction from Babson College with a B.S. in Accounting and Management Information Systems.  Mr. Bailer also received an M.S. in Finance from Boston College.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and The Boston Security Analysts Society.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

Curian/UBS Global Long Short Fixed Income Opportunities Fund

Investment Objective.  The investment objective of the Curian/UBS Global Long Short Fixed Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles. The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries. The Fund may obtain exposure to global fixed income and currency markets directly or through extensive use of derivatives.  To gain exposure to certain bond and currency markets the Fund may invest in securities issued by other affiliated and unaffiliated registered investment companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities. The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The Fund may invest in fixed income securities of any credit quality, including high yield (lower-rated or “junk bonds”) securities. High yield securities are fixed income securities rated below BBB- by S&P or Baa3 by Moody’s.

UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), actively manages portfolio duration and may use derivatives to adjust the Fund’s overall duration exposure within a range of -6 to +6 years. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%. Conversely, when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%. Price is a meaningful component of total return, but not the only component. Coupon or income is the other component, which is not materially impacted by changes in interest rate.

The Fund intends to use exchange-traded and/or over-the-counter derivative instruments extensively for risk management purposes and as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, and structured notes and other derivative instruments. The Fund may invest in derivatives to the extent permitted by the 1940 Act.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation. The Sub-Adviser expects that the duration of the Fund’s portfolio will be between approximately +6 years and -6 years depending on the level and expected future direction of interest rates.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long only fixed income fund. The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income and currency markets. At times, the Fund may have exposures to higher risk strategies within the fixed income and currency markets, and it may take both long and short positions utilizing various instruments including the extensive use of derivatives. Furthermore, given the Fund’s less constrained investment approach, it may maintain overall net short positions in any particular market. While the Sub-Adviser will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is quite possible that the Fund may exhibit negative returns in any particular month, quarter or a year.

The Sub-Adviser selects securities using both quantitative and fundamental analysis to identify securities that it believes are mispriced relative to their fundamental value. The Sub-Adviser tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Sub-Adviser also takes into account cyclical market drivers which may influence the near term dynamics of market prices. The investment process relies upon rigorous top-down and bottom-up research, including research related to global macroeconomic conditions, individual countries, individual fixed income market sectors, and individual issuers across the rates, credit sectors, and currency markets.

The Fund utilizes a long/short, global fixed income and currency strategy that emphasizes relative value investing.  The Fund pursues a diversified investment strategy and the Sub-Adviser has substantial latitude to invest across broad fixed income and currency markets. At times, the unconstrained investment approach may lead the Sub-Adviser to have sizable allocations to particular markets, sectors and industries.

The Sub-Adviser implements the long/short strategy across multiple dimensions to gain specific exposure to investments that it believes offer an attractive risk-reward opportunity.  Typically, the Sub-Adviser seeks to exploit opportunities, both long and short, where the market valuation of a particular security differs from the Sub-Adviser’s valuation for the same security.

The Sub-Adviser actively manages the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks. These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.  When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund’s ability to pursue its investment objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond s , and unrated securities risk
•	Interest rate risk
•	Investing in other investment companies risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Call risk
•	Prepayment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019.   UBS Global AM is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS Global AM is an investment adviser registered with the SEC.  As of December 31, 2013 , UBS Global AM had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Brian Fehrenbach, Scott E. Dolan, Hongbing Hsu, and Branimir Petranovic.  Information regarding the portfolio managers of the Fund is set forth below.

Brian Fehrenbach is the Co-Head of U.S. Multi-Sector Fixed Income Multi-Sector Strategies and a Managing Director at UBS Global AM. Prior to joining UBS Global Asset Management in 2006, Mr. Fehrenbach was a managing director in a global strategic trading unit at Bank of America in Chicago, where he primarily managed a U.S. rate derivatives portfolio. Additionally, Mr. Fehrenbach was the global head of rate derivative and currency trading at Fleet Boston prior to the merger with Bank of America in 2004. Mr. Fehrenbach has been a portfolio manager of the Fund since its inception.

Scott E. Dolan is the Co-Head of U.S. Multi-Sector Fixed Income Multi-Sector Strategies and a Managing Director at UBS Global AM. Prior to joining UBS Global Asset Management in 2008, Mr. Dolan was a managing director and head of securitized assets for Citigroup Alternative Investments. Prior to joining Citigroup, Mr. Dolan was a managing director and head of mortgages and structured assets for Bear Stearns Asset Management and a senior mortgage trader at the Clinton Group. Mr. Dolan also worked at Deutsche Asset Management as a managing director and co-head of the Rates Group responsible for strategy, security selection and trading for MBS, ABS, agencies and treasuries. Mr. Dolan started his career at Scudder, Stevens and Clark, where he managed total return fixed income mutual funds and institutional portfolios. Mr. Dolan has been a portfolio manager of Fund since its inception.

Hongbing (Bing) Hsu is a portfolio manager on the Derivative Strategy team and an Executive Director at UBS Global AM. As a member of the Derivative Strategy team, Mr. Hsu is responsible for developing and implementing fixed income derivative strategies on a global basis. Mr. Hsu is also a member of the management team for total return investment strategies for global bond portfolios. Prior to joining UBS Global Asset Management in 2008, Mr. Hsu was a director in the credit derivative trading group at Merrill Lynch, where he primarily managed a structured credit product portfolio and market making in LCDX tranches.  Prior to joining Merrill Lynch in 2006, Mr. Hsu worked at Bank of America in structured credit trading and Fleet Boston in interest rate option trading. Mr. Hsu has been a portfolio manager of the Fund since its inception.

Branimir Petranovic is a portfolio manager on the Derivative Strategy team and a Director at UBS Global AM. As a member of the Derivative Strategy team, Mr. Petranovic is responsible for developing and implementing fixed income derivative strategies on a global basis. Mr. Petranovic is also a member of the management team for unconstrained investment strategies. Prior to joining UBS Global Asset Management in 2007, Mr. Petranovic was responsible for managing fund of hedge fund portfolios at HFR Asset Management. Mr. Petranovic also worked in the fixed income division at Goldman, Sachs and Co. and in the interest rate derivatives area at Scotia Capital. Mr. Petranovic has been a portfolio manager of the Fund since its inception.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian/Van Eck International Gold Fund

Investment Objectives.  The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Principal Investment Strategies.  Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

The Fund will seek to gain exposure to commodity futures, gold bullion and other metals primarily by investing in Curian/Van Eck International Gold Fund Ltd. (“Subsidiary”), which invests primarily in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold, including ETFs, and also may invest in silver, platinum and palladium bullion and futures.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. The Fund may invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals as described above and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by the Adviser and Van Eck Associates Corporation, the Fund’s sub-adviser, and has the same money managers as the Fund. The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary portfolio pursuant to which the Adviser has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodity-linked derivatives risk
•	Commodities regulatory and tax risk

•	Commodity risk
•	Concentration in gold-mining industry risk
•	Currency risk
•	Derivatives risk
•	Direct investments risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Industry concentration risk
•	Investment in other investment companies risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Regulation of derivatives risk
•	Small-capitalization investing risk
•	Subsidiary risk
•	Tax risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Structured note risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, New York, New York 10017.  Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.  As of December 31, 2013 , Van Eck’s assets under management were approximately $ [TO BE UPDATED BY AMENDMENT] billion.

The Fund’s portfolio manager and investment team members are responsible for the day-to-day portfolio management of the Fund.  The portfolio manager oversees all investment research and decisions related to fund portfolio strategy and allocations, while the investment team member conducts ongoing investment research and analysis.

Joseph M. Foster is portfolio manager of the Fund and a senior precious metals analyst.  He has been with Van Eck since 1996 and is currently the portfolio manager for various funds advised by Van Eck.

Imaru Casanova is an investment team member and a senior precious metals analyst.  She joined Van Eck in 2011 and currently serves on the investment team for various funds advised by Van Eck.

Charl P. de M. Malan is an investment team member and a senior base and industrial metals analyst.  He joined Van Eck in 2003 and currently serves on the investment team for various funds advised by Van Eck.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders dated December 31, 2013 .

MASTER-FEEDER STRUCTURE

Each of the Curian/American Funds ® Growth Fund and Curian/American Funds ® Global Growth Fund each operate as a “feeder fund” ( each a “Feeder Fund” and collectively, the “Feeder Funds” ).  A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.”  The master fund purchases and manages a pool of investment securities.   A Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  The Growth FundSM   and the Global Growth Fund SM , the Feeder Funds’ master fund s ( each a “Master Fund” and collectively, the “Master Funds” ), are each a series of American Funds Insurance Series® (“AFIS”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that a Feeder Fund will bear its own operating expenses as well as its pro rata share of its Master Fund’s fees and expenses.  Because a Feeder Fund invests all or substantially all of its assets in its Master Fund, its shareholders will bear the fees and expenses of both the Feeder Fund and the Master Fund.  Thus, a Feeder Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.   A Master Fund may have other shareholders, each of whom, like the Feeder Fund, will pay their proportionate share of the Master Fund’s expenses.   A Master Fund may also have shareholders that are not the Feeder Fund, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Fund may differ from those of the Feeder Fund.   A Master Fund pays distributions to each Master Fund shareholder, including the Feeder Fund.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder funds and other shareholders, including the Feeder Fund.

Under the master/feeder structure, a Feeder Fund may withdraw its investment in its Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.   A Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.   A Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of a Feeder Fund in another pooled investment entity, having Curian Capital manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of a Feeder Fund’s assets in its Master Fund is not a fundamental investment policy of the Feeder Fund and a shareholder vote is not required for the Feeder Fund to withdraw its investment from the Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to each Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus.  The summary prospectus for a Master Fund is delivered together with this Prospectus.  To obtain a copy of the statutory prospectus for each Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail at afisclass1@americanfunds.com.

MORE ABOUT THE FUNDS

The investment objectives of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal market conditions, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.  Other non-fundamental policies may be changed by the Board of Trustees without shareholder approval or notice.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of a Fund’s assets invested in such securities to fall outside the parameters described above.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by a Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  A Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.

Portfolio Turnover.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives – Asset Segregation.  As an open-end investment company registered with the SEC , a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions.  In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or SEC staff approved measures, to minimize leverage, while the derivatives contracts are open.  For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value.  With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked - to - market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value of such contracts .  By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts.  The use of leverage involves certain risks.  See “Glossary of Risks” below for leverage risk.  A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In such transactions , the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i.e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, U.S. Commodity Futures Trading Commission (“CFTC”)  or CFTC staff positions, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending.  Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers.  The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines.  Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments.  To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income.  A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.  There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Cash and Cash Equivalents.  The Funds may hold cash or invest in cash equivalents.  Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities (including U.S. treasury bills) that mature, or may be redeemed, in one year or less; (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less; (f) shares in commingled institutional liquidity funds, money market funds, or short-term bond funds; and (g) repurchase or reverse repurchase agreements.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Cash Position.  The Funds may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Commodities Regulatory Risk.  Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.  In February 2012, the CFTC narrowed the basis for exclusion from the requirement that the investment adviser to an entity investing in commodities needs to register as a Commodity Pool Operator (“CPO”).  Filings for exclusion or registration generally must occur prior to December 31, 2012.  Assuming that the Adviser will be a CPO then the Sub-Adviser must generally be registered as a Commodity Trading Advisor (“CTA”).  Registration as a CPO imposes stricter laws, regulations and enforcement policies which would likely increase compliance costs and may affect the operations and financial performance of registered investment companies whose Adviser is required to register as a CPO. It is not expected, however, to materially adversely affect the ability of the Fund to achieve its objective.  The CFTC and the SEC have not yet issued rules reflecting the harmonization of disclosure and reporting requirements.  The effect of the future regulatory changes relating to disclosure and reporting requirements of the Adviser if it is a CPO or the Fund cannot be predicted, but are not expected to materially adversely affect the ability of the Fund to achieve its objective.  In addition, the CFTC and the exchanges continue to be authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets.

Restrictions on the Use of Futures Contracts.  The CFTC recently adopted amendments to Rule 4.5 under the Commodity Exchange Act (“CEA”) that significantly limit the ability of certain regulated entities, including registered investment companies and their advisers and sub-advisers, such as the Funds of the Trust, Curian Capital and the Sub-Advisers, to rely on an exclusion from registration with the National Futures Association (“NFA”) as a CPO .  The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving commodity interests (futures contracts, options on futures, and swaps).  However, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests solely for “bona fide hedging purposes,” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to commodity interests do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions).  Compliance with either of the two tests must be calculated and satisfied whenever the Fund enters into a new commodity interest transaction.

Curian Capital is currently registered with the NFA as a CPO and will act as a CPO with respect to the operation of certain of its funds that qualify as “commodity pools” under and pursuant to the CEA.  Certain sub-advisers may also be required to register, or may already be registered, as a commodity trading adviser (“CTA”).  Registration as a CPO or CTA each entails a variety of regulatory obligations.  The impact of these new requirements on Curian Capital and the qualifying commodity pools is uncertain at this time.  However, the new requirements will cause the commodity pools to incur additional regulatory compliance and reporting expenses, since they will be subject to dual registration by the CFTC and the SEC.  The effects of these regulatory changes could reduce the investment returns or harm the commodity pool’s ability to implement its investment strategy. In that event, the Board may determine to reorganize or close the commodity pool or materially change the commodity pool’s investment objective and strategies.

Commodities Tax Risk.  The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of a Fund’s taxable income or gains and distributions.  Although, the Internal Revenue Service (the “IRS”) previously issued numerous private letter rulings that  income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, certain Funds that invest in commodity-linked derivative instruments would likely need to significantly change their investment strategies.

Dodd-Frank (Regulatory) Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms.  The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various securities, in particular, derivatives.  The impact of these regulatory changes will be felt across industries for a number of years, and will impact the Funds’ investments and the administration of the Funds.  Securities in which the Funds invest may incur increased regulatory compliance costs, and could be subject to regulatory action.  The Funds may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil due to a variety of factors, including economic unrest in Greece, Spain, Ireland, Portugal, and other European Union countries.  This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy.  In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.  An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets.  These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Natural Disasters and Adverse Weather Conditions.  Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events.  Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted.  Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Legislation and Regulatory Activities.  At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the shares of the Funds or the securities in which the Funds invest.  Further, changing approaches to regulation may have a negative impact on certain securities held by the Funds.  There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the securities held by the Funds to achieve their business goals.

Benchmarks.  Listed below are the primary benchmarks, and secondary benchmarks, if applicable, for each of the Funds of the Trust.

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Guidance – Interest Rate Opportunities Fund	Barclays Capital U.S. Aggregate Bond Index 1 BofA Merrill Lynch U.S. Corporates 1-3 Years Index	HFRX Fixed Income Index/ Credit Index/Barclays Capital U.S. Aggregate Bond Index (60/40)
Curian Guidance – Multi-Strategy Income Fund	Barclays Capital U.S. Aggregate Bond Index 1 Barclays Capital Multiverse Index	Not Applicable
Curian Guidance – Equity Income Fund	MSCI All Country World Index (Net) 1	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index

Name	Primary Benchmark	Secondary Benchmark(s)
	S&P 500 Index	(55/25/20)
Curian Guidance – Conservative Fund	Barclays Capital U.S. Aggregate Bond Index	Not Applicable
Curian Guidance – Moderate Fund	Dow Jones Moderate Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (25/20/35/20)
Curian Guidance – Growth Fund	Dow Jones Moderately Aggressive Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond IndexCredit Suisse Hedge Fund Index (35/30/15/20)
Curian Guidance – Moderate Growth Fund	Dow Jones Moderate Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (30/25/25/20)
Curian Guidance – Maximum Growth Fund	Dow Jones Moderately Aggressive Index 1 S&P 500 Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (40/35/10/15)
Curian Guidance – Tactical Moderate Growth Fund	Dow Jones Moderate Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (25/10/35/30)
Curian Guidance – Tactical Maximum Growth Fund	Dow Jones Moderately Aggressive Index 1 S&P 500 Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (30/15/25/30)
Curian Guidance – Institutional Alt 65 Fund	Credit Suisse Hedge Fund Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index/ Credit Suisse Hedge Fund Index (15/10/10/65)
Curian Guidance – Institutional Alt 100 – Conservative Fund	Credit Suisse Hedge Fund Index	Not Applicable
Curian Guidance – Institutional Alt 100 – Moderate Fund	Credit Suisse Hedge Fund Index	Credit Suisse Hedge Fund Index/FTSE EPRA/NAREIT Developed Index/Dow Jones-UBS Commodity Index (80/10/10)
Curian Guidance – Institutional Alt 100 – Growth Fund	Credit Suisse Hedge Fund Index	Credit Suisse Hedge Fund Index/FTSE EPRA/NAREIT Developed Index/Dow Jones-UBS Commodity Index (60/20/20)
Curian Guidance – International Opportunities Conservative Fund	Dow Jones Moderately Conservative Index	MSCI All Country World ex-U.S. Index (Net) /Citigroup World Government Bond ex-U.S. Index (20/80)
Curian Guidance – International Opportunities Moderate Fund	Dow Jones Moderate Index	MSCI All Country World ex-U.S. Index (Net) /Citigroup World Government Bond ex-U.S. Index (60/40)
Curian Guidance – International Opportunities Growth Fund	Dow Jones Moderately Aggressive Index	MSCI All Country World ex-U.S. Index (Net) /Citigroup World Government Bond ex-U.S. Index (80/20)
Curian Guidance – Equity 100 Fund	MSCI All Country World Index (Net)	Not Applicable
Curian Guidance – Fixed income 100 Fund	Barclays Capital U.S. Aggregate Bond Index	Not Applicable
Curian Guidance – Real Assets Fund	Barclays Capital U.S. TIPS Index	FTSE EPRA/NAREIT Developed Index /Dow Jones-UBS Commodity Index/Barclays Capital U.S. TIPS Index (33/33/34)
Curian Tactical Advantage 35 Fund	Dow Jones Moderately Conservative Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index (25/10/65)
Curian Tactical Advantage 60 Fund	Dow Jones Moderate Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index (40/20/40)
Curian Tactical Advantage 75 Fund	Dow Jones Moderately Aggressive Index	S&P 500 Index /MSCI EAFE Index (Net) / Barclays Capital U.S. Aggregate Bond Index (55/20/25)

Name	Primary Benchmark	Secondary Benchmark(s)
Curian Dynamic Risk Advantage - Diversified Fund	Dow Jones Moderately Conservative Index
BofA Merrill Lynch 1-3 Year U.S. Treasury Index/Barclays Capital U.S. Corporate High Yield Index/Barclays Capital U.S. Aggregate Bond Index/JP Morgan EMBI Global Index/MSCI US REIT Index/Dow Jones-UBS Commodity Index/MSCI All Country World Index (Net) (40/10/10/10/10/10)

Curian Dynamic Risk Advantage - Growth Fund	Dow Jones Moderate Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index/MSCI All Country World Index (Net) /S&P Dynamic VIX Futures Index/Dow Jones-UBS Commodity Index (40/24/24/12)
Curian Dynamic Risk Advantage - Income Fund	Dow Jones Moderately Conservative Index
BofA Merrill Lynch 1-3 Year U.S. Treasury Index/Barclays Capital U.S. Corporate High Yield Index/Dow Jones Global Select Real Estate Index/S&P U.S. Preferred Stock Index/S&P High Yield Dividend Aristocrats Index/S&P International Dividend Opportunities Index/JP Morgan EMBI Global Index/Barclays Capital U.S. Credit Index(37/9/9/9/9/9/9/9)

Curian/Aberdeen Latin America Fund	MSCI EM Latin America 10/40 Index (Net)	Not Applicable
Curian/American Funds Global Growth Fund	MSCI All Country World Index ( Net )	Not Applicable
Curian/American Funds Growth Fund	S&P 500 Index	Not Applicable
Curian/AQR Risk Parity Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	MSCI All Country World Index ( Net )/ Barclays Capital Global Aggregate Hedged Index (60/40)
Curian/Ashmore Emerging Market Small Cap Fund	MSCI Emerging Markets Small Cap Index (Net)	Not Applicable
Curian/Baring International Fixed Income Fund	Citigroup World Gov’t Bond Index ex-U.S.	Not Applicable
Curian/BlackRock Global Long Short Credit Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/CenterSquare International REIT Fund	FTSE EPRA/NAREIT Developed ex-U.S. Index	Not Applicable
Curian/DFA U.S. Micro Cap Fund	Russell Microcap Index	Russell 2000 Index
Curian/DoubleLine Total Return Fund	Barclays Capital U.S. Aggregate Bond Index	Not Applicable
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Credit Suisse Global Macro Index 2 HFRI Macro Index
Curian/Epoch Global Shareholder Yield Fund	MSCI World Index (Net)	Not Applicable
Curian/FAMCO Flex Core Covered Call Fund	CBOE S&P 500 BuyWrite Index	Not Applicable
Curian Focused International Equity Fund	MSCI EAFE Index ( Net )	Not Applicable
Curian Focused U.S. Equity Fund	S&P 1500 Index	Not Applicable
Curian/Franklin Templeton Frontier Markets Fund	MSCI Frontier Markets Index (Net)	Not Applicable
Curian/Franklin Natural Resources Fund	S&P North American Natural Resources Index	Not Applicable
Curian/Lazard International Strategic Equity Fund	MSCI EAFE Index (Net)	Not Applicable
Curian Long Short Credit Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/Neuberger Berman Currency Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable
Curian/Neuberger Berman Rick Balanced Commodity Strategy Fund	Dow Jones-UBS Commodity Index	Not Applicable

Name	Primary Benchmark	Secondary Benchmark(s)
Curian/Nicholas Convertible Arbitrage Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Credit Suisse Convertible Arbitrage Index 2 HFRX RV: F.I. Convertible Arbitrage Index
Curian/PIMCO Credit Income Fund	Barclays Capital U.S. Credit Index	Not Applicable
Curian/PineBridge Merger Arbitrage Fund	BofA Merrill Lynch U.S. Dollar Libor 3 Month Constant Maturity Index	Credit Suisse Event Driven Arbitrage, CISDM Merger Arbitrage USD
Curian/Schroder Emerging Europe Fund	MSCI EM Europe 10/40 Index (Net)	Not Applicable
Curian/T. Rowe Price Capital Appreciation Fund	S&P 500 Index	S&P 500 Index / Barclays Capital U.S. Aggregate Bond Index (60/40)
Curian/The Boston Company Equity Income Fund	S&P 500 Value Index	Not Applicable

Curian/UBS Global Long Short Fixed Income Opportunities Fund	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	Not Applicable

Curian/Van Eck International Gold Fund	FTSE Gold Mines Index	NYSE Arca Gold Miners Index
1 Indicates the Fund’s new primary benchmark beginning January 1, 2014.
2 Indicates the Fund’s new secondary benchmark beginning January 1, 2014.

Regulatory Inquiries and Pending Litigation

Curian/FAMCO Flex Core Covered Call Fund

In 2009, the SEC conducted an examination of FAMCO and in 2010 reported to FAMCO that the SEC believed that certain deficiencies existed in procedures and disclosure relating to the management of a liquidated closed-end fund sub-advised by FAMCO. In April 2010, the SEC initiated an investigation of this liquidated closed-end fund and issued a subpoena to FAMCO, who has responded to these requests for information cooperated with the investigation.

On December 19, 2012, the SEC entered a settled order instituting administrative cease-and-desist proceedings against FAMCO, resolving the investigation into the performance of the Fiduciary/Claymore Dynamic Equity Fund (“Fund”).  FAMCO neither admitted nor denied the allegations set forth in the SEC Order.  The Fund was advised by Claymore Advisors, LLC and sub-advised by FAMCO.  As set forth in the Order, the SEC found that the registration statement and periodic reports for the Fund did not adequately disclose the strategies and risks to the Fund related to certain derivatives and that as a result FAMCO managed the Fund in a manner inconsistent with the registration statement.  FAMCO was censured and ordered to cease and desist from violations of applicable laws and regulation. The SEC also ordered FAMCO to pay disgorgement of $644,951 in management fees, prejudgment interest of $134,978 and a civil penalty of $1,300,000.  All fines, penalties and other payments ordered by the SEC against FAMCO have been satisfied.  FAMCO no longer manages this strategy or invests in these types of derivatives.  The portfolio managers involved with this strategy are no longer employed by FAMCO.

The foregoing speaks only as of the date of this Prospectus.  While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

The following risks may apply to the Funds and the Master Fund s .  Please consult the Summary Prospectus and Statutory Prospectus for applicable risks.

Accounting risk – The Fund makes investment decisions in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Air transportation industry risk – The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asset-based securities risk – Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as, other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio.  Borrowing will cost the Fund interest expense and other fees.  The costs of borrowing may reduce the Fund’s return.  Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

 Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodities and commodity-linked derivative instruments constitute “qualifying income” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) (“Subchapter M”), the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

Each Fund that has a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodities and related instruments has received an opinion of counsel that the income and gain the Fund derives from the subsidiary should be qualifying income under Subchapter M.  An opinion of counsel, however, is not binding on the IRS or the courts.

Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit risk on the counterparties.  Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges, or trading securities on organized exchanges.  Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Counterparties in emerging and frontier markets may lack effective controls and processes for the settlement and custody of securities.  Trading emerging and frontier market securities may also entail counterparty credit risk.  Settlement mechanisms in emerging and frontier markets are generally less developed and reliable than those in more developed countries thus increasing the risks associated with derivatives, fixed income, and equity securities in those markets.

Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

Credit risk – The Fund could lose money on a debt security, including a participatory note, if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the sub-adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.  The Fund’s Adviser or Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund’s Adviser or Sub-Adviser must correctly predict price, credit or other applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.  The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund’s Adviser or Sub-Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.  To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid.  Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.  The use of derivative strategies may also have a tax impact on the Fund.  The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to utilize derivatives when it wishes to do so.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Certain derivative transactions may have a leveraging effect on the Fund.  For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments.  As a result a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain.  The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument.  The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Distressed debt risk – Each Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”).  To the extent that a Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks.  In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk.  Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment.  An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment.  Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value.  In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange.  Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets.  Accordingly, actual expenses may be greater or less than those indicated.  For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets.  During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.  Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.  As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial reform risk - In response to recent market and economic conditions, the U.S. Government has taken a variety of extraordinary measures designed to stimulate the economy and financial markets including capital injections and the acquisition of illiquid assets.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers.  On July 21, 2010 the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”).  The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks.  Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to “take over” a failing bank in situations when the overall stability of the financial system could be at risk.  These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed income risk –The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

High-yield bonds, lower-rated bond s , and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in price volatility.

Illiquid securities risk – The Fund may invest in “illiquid securities,” which is typically defined as a security that cannot be sold or disposed of within seven (7) days, at price or value at which it is carried.  Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.  Not all over-the-counter securities will be deemed illiquid.  Illiquid securities may be difficult to sell or redeem because, often, there is no secondary market for those securities.

Limitation on Illiquid Investments.  If one or more instruments in a Fund’s portfolio become illiquid, a Fund may exceed its limit on illiquid instruments.  In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity; there are exchange imposed trading restrictions or trading halts; and/or securities are restricted for re-sale.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.

Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment momentum style risk – Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Investment style risk – The returns from a certain investment style may trail returns from the overall stock market.  For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Investments in IPOs risk – The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diversified funds.  Investment primarily in equity and equity-related securities in Latin America will expose the Fund specifically to their market, currency and other risks, including volatility and structural risks.  Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding effect on securities holdings and volatility.

Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Certain loan instruments may require fair value pricing.

Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.

After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.  In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may decline in value and/or be inadequate or difficult to realize upon.  In addition, a court could take action with respect to the floating rate loan adverse to the holders of the loan, such as invalidating the loan, subordinating the loan to presently existing or future indebtedness, or ordering the refund of interest previously paid to the borrower.  As a result, the Fund might not receive payments to which it is entitled.  The Adviser may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations.  This could increase the Fund’s operating expenses and decrease its net asset value.  The Fund can invest in loans that are not secured by any specific collateral of the borrower.  If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose.  Therefore, these loans present greater risks than collateralized loans.

Loan instruments may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange.  The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of borrowers, the Adviser relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others.  As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

An increase in demand for loan instruments may adversely affect the supply of available loans and/or the rate of interest payable on loans acquired by the Fund, thus reducing Fund returns.  During periods of limited supply of loans, the Fund’s yield may be lower.

The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize full value and thus cause a material decline in the Fund’s net asset value.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration to be paid or exchanged for such securities in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

Mezzanine securities risk – Mezzanine securities are generally rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds.  However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower.  They typically are the most subordinated debt obligation in an issuer’s capital structure.  Mezzanine securities also may often be unsecured.  Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower.  Mezzanine securities are also expected to be a highly illiquid investment.  Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness.  Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Micro-cap company risk - Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment risk.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility.  This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages or other loans .  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  There may also exist legal and documentation risk related to mortgage defaults.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

Portfolio turnover risk – The Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.  Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.  Furthermore, reverse repurchase agreements involve the risks that:  (i) the interest income earned in the investment of the proceeds will be less than the interest expense; (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is not obligated to repurchase; and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them.  In addition, the use of reverse repurchase agreements may be regarded as leveraging.

Risk arbitrage securities and distressed companies risk – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.  The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do.  This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Restricted securities risk – Restricted securities may be illiquid.  The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss.  In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but are typically treated as liquid securities because there is a market for the securities.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance.  The financial services sector is affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent.  The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation.  The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which the Fund invests are usually rated below investment grade.

Servicer risk – Floating rate loans are typically structured and administered by a financial institution that acts as an agent for the holders of the loan.  In the event of the insolvency of an agent bank, a loan could be subject to settlement risk, as well as, the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price.  The Fund may also enter into a short derivative position through a futures contract or swap agreement.  If the price of the security or derivative increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party.  Therefore, the losses could be greater than the actual cost of the investment.  Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it.  These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security.  In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary risk (for Curian/AQR Risk Parity Fund , Curian/Neuberger Berman Risk Balanced Commodity Fund, and Curian/Van Eck International Gold Fund only) – Each such Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”).  Each Fund invests directly in its Subsidiary.  By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodity-linked notes risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary e managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax risk – The IRS has issued a ruling that causes certain income from commodity-linked swaps, such as a swap to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of the Fund’s being taxed as a regulated investment company under Subchapter M (“RIC”).  Any income derived from direct investments in such commodity-linked swaps commodities, certain other commodity-linked derivatives, and other non-qualifying income must be limited each taxable year to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject the Fund to federal income tax on its taxable income at regular corporate rates (without regard to the dividends-paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, subject to the maximum rates on “qualified dividend income” of individuals and certain other non-corporate shareholders.  The Fund’s failure to qualify as a RIC would subject Fund shareholders to the risk of diminished returns.

Tax risk (for Curian/AQR Risk Parity Fund , Curian/Neuberger Berman Risk Balanced Commodity Fund,   and Curian/Van Eck International Gold Fund only) – In order for a Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which a Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodities, commodity-linked derivative instruments, such as commodity-linked swaps, and other investments that do not generate qualifying income to a maximum of 10% of its gross income.

A Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by a Subsidiary and imputed for income tax purposes to its parent Fund should constitute qualifying income for purposes of the Fund’s remaining qualified as a RIC.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Thinly traded securities risk – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.  If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer from losses during time of economic stress or illiquidity.

Underlying Funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.

There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA.  The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Curian Capital, LLC (“Curian Capital” or the “Adviser” or the “Administrator”), 7601 Technology Way, Denver, Colorado 80237, is the investment adviser and administrator to the Trust and provides the Trust with professional investment supervision and management.  Curian Capital was registered as an investment adviser with the SEC in 2002 and has been serving as the sponsor and investment adviser to the Curian separately managed account program since 2003.  As of December 31, 2013 , Curian Capital had approximately $ [TO BE UPDATED BY AMENDMENT] billion of assets under management.  In connection with serving as adviser to the Curian Capital separately managed account platform, Curian Capital oversees numerous model managers who manage specific investment strategies within the program.  As Adviser to the Funds, Curian Capital will oversee the investments of the Funds, including overseeing the management of the Funds by the Sub-Advisers and recommending changes of the Sub-Advisers if appropriate.

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Jackson National Asset Management, LLC (“JNAM”), the sponsor and investment adviser for the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and JNL Strategic Income Fund LLC, which are in the same group of investment companies as the Trust.

Advisory Fee [TO BE UPDATED BY AMENDMENT]

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  The Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Equity Income Fund, the Curian Guidance – Conservative Fund, the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, the Curian Guidance – Institutional Alt 100 Growth Fund, the Curian Guidance – International Opportunities Conservative Fund, the Curian Guidance – International Opportunities Moderate Fund, the Curian Guidance – International Opportunities Growth Fund, the Curian Guidance – Equity 100 Fund, the Curian Guidance – Fixed Income 100 Fund, and the Curian Guidance – Real Assets Fund will each indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The Feeder Fund s charges the advisory fee disclosed in the table below.  The Master Fund s charge a separate advisory fee .

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate fee paid to Adviser (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Interest Rate Opportunities Fund	$0 to $500 million Over $500 million	0.15% 0.10%
Curian Guidance – Multi-Strategy Income Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Equity Income Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Conservative Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Moderate Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Growth Fund	$0 to $500 million	0.15% 0.10%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate fee paid to Adviser (Annual Rate Based on Average Net Assets of each Fund)
Curian Guidance – Moderate Growth Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Maximum Growth Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Tactical Moderate Growth Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Tactical Maximum Growth Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 65 Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Conservative Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Moderate Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Institutional Alt 100 Growth Fund	Over $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Conservative Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Moderate Fund	Over $500 million	0.15% 0.10%
Curian Guidance – International Opportunities Growth Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Equity 100 Fund	Over $500 million	0.15% 0.10%
Curian Guidance – Fixed Income 100 Fund	$0 to $500 million	0.15% 0.10%
Curian Guidance – Real Assets Fund	Over $500 million	0.15% 0.10%
Curian Tactical Advantage 35 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion Over $1 billion	0.75% 0.70%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian Dynamic Risk Advantage – Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian Dynamic Risk Advantage – Income Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Aberdeen Latin America Fund	$0 to $1 billon Over $1 billion	1.35% 1.30%
Curian/American Funds Global Growth Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate fee paid to Adviser (Annual Rate Based on Average Net Assets of each Fund)
Curian/American Funds Growth Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Ashmore Emerging Market Small Cap Equity Fund	$0 to $1 billon Over $1 billion	1.10% 1.05%
Curian/Baring International Fixed Income Fund	$0 to $1 billon Over $1 billion	0.60% 0.55%
Curian/BlackRock Global Long Short Credit Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/CenterSquare International REIT Fund	$0 to $1 billon Over $1 billion	0.80% 0.75%
Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/DoubleLine Total Return Fund	$0 to $1 billion Over $1 billion	0.50% 0.45%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion Over $1 billion	0.60% 0.55%
Curian Focused International Equity Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian Focused U.S. Equity Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion Over $1 billion	1.40% 1.35%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/Lazard International Strategic Equity Fund	$0 to $1 billon Over $1 billion	0.80% 0.75%
Curian Long Short Credit Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)	Aggregate fee paid to Adviser (Annual Rate Based on Average Net Assets of each Fund)
Curian/Neuberger Berman Currency Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	$0 to $1 billion Over $1 billion	0.60% 0.55%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/PIMCO Credit Income Fund	$0 to $1 billion Over $1 billion	0.40% 0.35%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% 0.80%
Curian/Schroder Emerging Europe Fund	$0 to $1 billon Over $1 billion	1.10% 1.05%
Curian/T. Rowe Price Capital Appreciation Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion Over $1 billion	0.55% 0.50%
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$0 to $1 billon Over $1 billion	0.95% 0.90%
Curian/Van Eck International Gold Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%

The following terms apply in connection with the Adviser’s contractual obligation to waive fees for the Funds in the following chart.  There can be no assurance that the Adviser will continue to waive any of these fees following the period ending one year from the effective date of the registration statement of the Trust.

Fund	Fee Waiver
Curian Tactical Advantage 35 Fund	0.30%
Curian Tactical Advantage 60 Fund	0.30%
Curian Tactical Advantage 75 Fund	0.30%
Curian Dynamic Risk Advantage – Diversified Fund	0.07%
Curian Dynamic Risk Advantage Growth Fund	0.07%
Curian Dynamic Risk Advantage – Income Fund	0.35%
Curian/American Funds Global Growth Fund	0.65%
Curian/American Funds Growth Fund	0.50%
Curian/AQR Risk Parity Fund	0.20%
Curian/DoubleLine Total Return Fund	0.12%
Curian Focused International Equity Fund	0.02%
Curian Focused U.S. Equity Fund	0.11%
Curian/T. Rowe Price Capital Appreciation Fund	0.13%

Sub-Advisory Arrangements

The Adviser selects, contracts with, and compensates Sub-Advisers to manage the investment and reinvestment of the assets of certain of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Board of Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Adviser and the Board of Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser, implements such programs by purchases and sales of securities.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays Curian Capital (“Administrator”) an Administrative Fee.

The Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian/American Funds Growth Fund, and Curian/American Funds Global Growth Fund pay the Administrator an Administrative Fee of 0.10% of the average daily net assets of each Fund.

The Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Ashmore Emerging Market Small Cap Equity Fund, Curian/Baring International Fixed Income Fund, Curian/BlackRock Global Long Short Credit Fund, Curian/CenterSquare International REIT Fund, Curian/DFA U.S. Micro Cap Fund, Curian/DoubleLine Total Return Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Epoch Global Shareholder Yield Fund, Curian/FAMCO Flex Core Covered Call Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Franklin Templeton Natural Resources Fund, Curian/Lazard International Strategic Equity Fund, Curian Long Short Credit Fund, Curian/Neuberger Berman Currency Fund, Curian/Nicholas Convertible Arbitrage Fund, Curian/PIMCO Credit Income Fund, Curian/PineBridge Merger Arbitrage Fund, Curian/Schroder Emerging Europe Fund, Curian/T. Rowe Price Capital Appreciation Fund, Curian/The Boston Company Equity Income Fund, Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, Curian/UBS Global Long Short Fixed Income Opportunities Fund, and Curian/Van Eck International Gold Fund pay the Administrator an Administrative Fee of 0.20% of the average daily net assets of each Fund.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  Curian Capital has engaged its affiliate, Jackson Fund Services, a division of JNAM, as sub-administrator to the Funds (the “Sub-Administrator ” ) to assist with all necessary administrative functions and services for the operation of the Funds, and is thus utilizing JNAM’s substantial experience as an administrator to mutual funds.  The Sub-Administrator is paid by the Administrator.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, registration fees, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

DISTRIBUTION PLAN

All Funds of the Trust except the Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Equity Income Fund, the Curian Guidance – Conservative Fund, the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, the Curian Guidance – Institutional Alt 100 Growth Fund, the Curian Guidance – International Opportunities Conservative Fund, the Curian Guidance – International Opportunities Moderate Fund, the Curian Guidance – International Opportunities Growth Fund, the Curian Guidance – Equity 100 Fund, the Curian Guidance – Fixed Income 100 Fund, and the Curian Guidance – Real Assets Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, must approve, at least annually, the continuation of the Distribution Plan (“Plan”).  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund’s average daily net assets, to be used to pay or reimburse distribution and administrative or other service expenses.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.  Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THE DISTRIBUTOR

JNLD (the “Distributor”), an affiliate of Curian Capital, is the distributor of the Funds.  The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.

INVESTMENT IN TRUST SHARES

Shares of the Trust may be sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York (“Jackson NY”), 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable insurance contracts and variable life insurance policies (“Contracts”); to qualified and unqualified retirement plans; and to other regulated investment companies.  The Accounts, through their various sub-accounts invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”).  There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The NAV per share of each Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Sub-Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s NAV.  The Sub-Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Sub-Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing.  For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.  This does not apply to a money market Fund.

See the Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures.  The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the net asset values for the Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Equity Income Fund, the Curian Guidance – Conservative Fund, the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, the Curian Guidance – Institutional Alt 100 Growth Fund, the Curian Guidance – International Opportunities Conservative Fund, the Curian Guidance – International Opportunities Moderate Fund, the Curian Guidance – International Opportunities Growth Fund, the Curian Guidance – Equity 100 Fund, the Curian Guidance – Fixed Income 100 Fund, and the Curian Guidance – Real Assets Fund are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above.  The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard.  The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust and Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code as well as Jackson National Life Insurance Company.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY.  The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements.  The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.  See the SAI for more specific information.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The following table does not include financial performance information for the the Curian/Neuberger Berman Balanced Risk Commodity Strategy Fund because that Fund has not yet commenced operations as of the date of this prospectus.

The information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

Curian Variable Series Trust
Financial Highlights
For a Share Outstanding

[TO BE UPDATED BY AMENDMENT]

PROSPECTUS

April 28, 2014

CURIAN VARIABLE SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated April 28 , 2014 , which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and will include financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also will discuss the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or, when available, the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the Curian Variable Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and, when available, the most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-22613

The Information in the Statement of Additional Information is not Complete and may be Changed. We may not sell These Securities Until the Registration Statement Filed with the Securities and Exchange Commission is Effective. This Statement of Additional Information is not an Offer to Sell These Securities and is not Soliciting an Offer to buy These Securities in any State Where the Offer or Sale is not Permitted.

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2014
CURIAN VARIABLE SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Curian Variable Series Trust Prospectus dated April 28, 2014 (“Prospectus”).  Not all Funds described in this SAI may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company (“JacksonSM”) or Jackson National Life Insurance Company of New York (“Jackson NYSM”).  The Funds’ Annual Reports are incorporated by reference into (which means they are legally part of) this SAI.  Because certain of the Funds included in this SAI have not yet commenced operations, financial performance information is not provided for those Funds.  The Prospectus, SAI and Annual/Semi-Annual Reports, when available, may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees of the Trust (“Board”) by writing to the Chair of the Board, David W. Agostine, c/o Curian Variable Series Trust, 7601 Technology Way, Denver, Colorado 80237.  Shareholders can communicate directly with an individual trustee by writing to that trustee c/o Curian Variable Series Trust, 7601 Technology Way, Denver, Colorado 80237.

I.        GENERAL INFORMATION AND HISTORY

The Curian Variable Series Trust (“Trust”) is an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 7, 2011.  The Trust offers shares in separate Funds, each with its own investment objective.

II.       MASTER FEEDER STRUCTURE

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “Feeder Fund” is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.”  The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, two Funds, the Curian/American Funds Growth Fund and Curian/American Funds Global Growth Fund, operate as a Feeder Fund (each an “AFIS Feeder Fund”).   The Curian/American Funds Growth Fund invests in the American Funds Insurance Series – Growth FundSM and the Curian/American Funds Global Growth Fund invests in the American Funds Insurance Series – Global Growth Fund  (each an “AFIS Master Fund”).  This structure differs from the other Funds and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each AFIS Feeder Fund may withdraw its investment in its corresponding AFIS Master Fund if the Board determines that it is in the best interest of the AFIS Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of an AFIS Feeder Fund into another master fund, having an AFIS Feeder Fund’s investment adviser, Curian Capital, LLC (the “Adviser”), manage the AFIS Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of each AFIS Feeder Fund’s assets into the corresponding AFIS Master Fund is not a fundamental investment policy of the AFIS Feeder Fund and a shareholder vote is not required for the AFIS Feeder Fund to withdraw its investment from the AFIS Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.SM

Information about the each Master Fund and CRMC is provided with their permission and based on information provided by CRMC or derived from each AFIS Master Fund’s SAI.  The SAI for each AFIS Master Fund is delivered together with this SAI.

III.       COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES
 (ALL FUNDS EXCEPT FEEDER FUNDS)

THIS SECTION III DESCRIBES COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS (THROUGH INVESTMENT IN THE MASTER FUNDS) APPEARS UNDER THE HEADING “CERTAIN INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS” BEGINNING ON PAGE 39 OF THIS SAI.

This section describes some of the types of securities and financial instruments a Fund may hold in its portfolio and the various kinds of investment strategies that may be used in day-to-day portfolio management, as well as the risks associated with such investments.  A Fund may invest in the following securities and financial instruments or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.  The Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance –

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International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, and Curian Dynamic Risk Advantage – Income Fund are operated as “Fund of Funds” pursuant to Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the “1940 Act’).  These Funds invest solely in shares of other funds, or “underlying funds,” of which the underlying funds may hold the securities of financial instruments noted below.

Adjustable and Floating Rate Obligations.  A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds.  The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied.  The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice.  See also the discussion of “Variable Rate Securities” below.

Alternative Entity Securities.  Companies that are formed as limited partnerships, limited liability companies, business trusts, or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.  These companies may also issue bonds and other fixed income type securities.

Asset-Backed Securities.  The Funds may invest in asset-backed securities, which include mortgage-backed securities.  Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, and commercial and residential mortgages and most are structured as pass-through securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund.  Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates.  In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate.  Prepayments during such periods will also limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets.  Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Such assets are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true.  As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities.  For these and

3

other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.  Asset-backed securities may, at times, be illiquid securities.

Auction Rate Securities.  The Funds may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a dutch auction.  Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process.  In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent.  Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities.  The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the “clearing rate.”  This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities.  Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.  Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required.  Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period.  Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month.  Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Auction rate securities may be subject to changes in interest rates, including decreased interest rates.  Failed auctions may impair the liquidity of auction rate securities.

Bank Capital Securities.  The Funds may invest in bank capital securities.  Bank capital securities are issued by banks to help fulfill their regulatory capital requirements.  There are three common types of bank capital:  Lower Tier II, Upper Tier II and Tier I.  Bank capital is generally, but not always, of investment grade quality.  Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock.  Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature.  This means that under certain conditions, the issuer bank can withhold payment of interest until a later date.  However, such deferred interest payments generally earn interest.  Tier I securities often take the form of trust preferred securities.

Bank Loans, Term Loans, Fixed and Floating Rate Loans, and Participations and Assignments.  The Funds may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  Loans are typically variable-rate loans made by financial institutions to companies that are generally considered to have low credit quality.  Borrowers enter into these Loans to raise capital for a several reasons, including, recapitalizations, debt refinancing, or to make acquisitions.  Loans are called “floating-rate” because the interest paid on the loans adjusts periodically (usually every 30-90 days), based on changes in widely accepted reference rates, such as LIBOR plus a predetermined credit spread over the reference rate.  The Loans are typically classified as senior debt, and are usually collateralized by specific assets, like the borrower's inventory, receivables or property.  Loans are usually senior to bondholders, preferred stock holders and common stock holders in the borrower's capital structure.

Loans are arranged through private negotiations between a borrower and one or more lenders (financial institutions).  The lenders are represented by an agent(s) that is typically a commercial or investment bank (each an “Agent Bank,” and collectively, “Agent Banks”).  The Agent Bank originates the Loans and invites other parties (including the Funds) to join the lending syndicate.  Typically, one Agent Bank has the primary responsibility for documentation and administration of the Loan.  Agent Banks are also responsible for negotiating the Loan agreement (“Agreement”), which establishes the terms and conditions of the Loan and the rights of the borrower and lenders.  The Funds rely on the Agent Banks to collect payments of principal and interest on the Loans.  Loan ownership interests are evidenced by the Agreements.  Loans are similar to derivative instruments and private placements; there are no share certificates or notes evidencing ownership.

The Funds may also invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  Participations typically will result in a Fund having a

4

contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Funds may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ sub-advisers in accordance with guidelines established by the Board.

The Curian/T. Rowe Price Capital Appreciation Fund also may invest in Loans indirectly through the T. Rowe Price Institutional Floating Rate Fund.

Bank Obligations.  The Funds may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations.  Certificates of deposit are short-term obligations of commercial banks.  Certificates of deposit may be purchased through broker-dealers.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.  Certificates of deposit may have fixed or variable rates.  The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending.  The Funds may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets.  To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.  Notwithstanding the foregoing, the Curian/AQR Risk Parity Fund, the Curian/BlackRock Global Long Short Credit Fund, the Curian/Nicholas Convertible Arbitrage, the Curian Long Short Credit Fund, the Curian/PIMCO Credit Income Fund, the Curian/PineBridge Merger Arbitrage Fund, and the Curian/UBS Global Long Short Fixed Income Opportunities Fund may pledge their net assets as collateral to secure the short sales employed in its investment strategy.  The Funds may borrow for investment purposes to the extent permitted under the 1940 Act.

The Funds also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.”  A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.  A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects.  In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price.  A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar

5

original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund.  As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Brady Bonds.  The Funds may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (“Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including:  Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds do not have a long payment history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter (“OTC”) secondary market.  Brady Bonds are not considered to be U.S. Government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted to at least one year’s interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Investments in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

Cash Position. The Funds may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, where purchases and redemptions (cash-flows) require, and when there are a lack of appropriate investment options, a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Debt Obligations.  The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities.  CBOs, CLOs and other CDOs are types of asset-backed securities.  A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CBOs, CLOs, and other CDOs may charge management fees and administrative expenses.

For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or

6

loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since they are partially protected from defaults, senior tranches from a CBO trust or trust of another CLO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as, aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid securities; however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are limited to the following:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”).  The Funds may invest in CMOs, which are debt obligations of legal entities that are collateralized by mortgages and divided into classes.  Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), or the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments.  Actual maturity and average life will depend upon the pre-payment experience of the collateral.  In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds.  Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the CMO bonds.  Principal and interest payments from the Collateral are used to pay principal on the CMO bonds in the order A, B, C, Z.  The Series A, B, and C CMO bonds all bear current interest.  Interest on the Series Z CMO bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C CMO bond currently being paid off.  When the Series A, B, and C CMO bonds are paid in full, interest and principal on the Series Z CMO bond begins to be paid currently.  CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common.  For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates.  Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PACs generally require payments of a specified amount of principal on each payment date.  PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes.  Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience.  These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate

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investors.  If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.  Consistent with a Fund’s investment objectives and policies, the Fund may invest in various tranches of CMO bonds, including support bonds.

Commercial Paper.  The Funds may invest in commercial paper.  Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.  Commercial paper may have fixed, floating or variable rates.

Commodities, Commodities Futures, and Commodity-Linked Notes. Certain of the Funds may invest directly in commodities, such as gold or silver.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index.  Certain of the Funds may also invest in swaps on commodity futures, and/or commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, neither the direct purchase or sale of commodities nor the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity-linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.  The Funds will typically invest in commodity-linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a “ leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity-linked notes.

The Curian/AQR Risk Parity Fund, the Curian Dynamic Risk Advantage – Diversified Fund, and the Curian Dynamic Risk Advantage – Growth Fund may invest in commodity-linked notes, swaps on commodity futures, and other commodity derivatives.

The Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund will seek to gain exposure to the commodity market primarily through investments in a wholly owned subsidiary of the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund, respectively, organized under the laws of the Cayman Islands (the “Subsidiary”). The Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund may invest up to 25% of their net assets in the Subsidiary.

Convertible and Exchangeable Securities.  The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations.  Convertible securities generally offer lower interest or

8

dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation.  In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value.  If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value.  A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”).  The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments.  The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index.  Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component.  For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund’s investment objective.  A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately.  For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes.  Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes

9

credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Corporate Bonds.  The Curian/PIMCO Credit Income Fund may invest in corporate bonds.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  When interest rates rise, the value of corporate debt securities can be expected to decline.  Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Custodial Receipts and Trust Certificates.  The Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee.  The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Funds may invest.  The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. G overnment or other issuer of the securities held by the custodian or trustee.  As a holder of custodial receipts and trust certificates, the Funds will bear its proportionate share of the fees and expenses charged to the custodial account or trust.  The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.  In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.  At times, custodial receipts and trust certificates may be considered illiquid securities.

Depositary Receipts. American Depositary Receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer

10

may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described herein.

Derivative Instruments.  The Funds may, but are not required to, use derivative instruments for risk management purposes and as a part its investment strategies.  Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices.  Derivative instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.  Derivatives include swaps, options, warrants, futures and forward foreign currency contract. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market.

Derivative instruments may be used for “hedging,” which means that they may be used when the sub-adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors.  Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return.  However, derivative instruments are used, their successful use is not assured and will depend upon the respective sub-adviser’s ability to gauge relevant market movements.  See “Futures, Options and Derivative Instruments” in the “Additional Risk Considerations” section herein.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Funds could lose more than it invested, federal securities laws, regulations and guidance may require the Funds to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset a Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund's assets is used for cover, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

Diversification.  Certain of the Funds are diversified companies, as such term is defined under the 1940 Act.  A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

•	Cash and cash items (including receivables);
•	Government securities;
•	Securities of other investment companies; and
•	Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Equity-Linked Derivatives.  Equity-linked derivatives (“Equity-Linked Derivatives”) are interests in a securities portfolio designed to replicate the composition and performance of a particular index.  Equity-Linked Derivatives are exchange-traded.

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The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives.  Examples of such products include S&P Depositary Receipts (“SPDRs”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios As Listed Securities (“OPALS”).  Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track.  There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index.  Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies.  See “Investment Companies” in this section.

Equity Securities.  The Funds may also invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity Swaps.  Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer.  The counterparty generally will agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities.  Therefore, the return to a Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

The Funds will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.  Equity swaps do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made.  If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Inasmuch as these transactions are entered into for hedging

12

purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Funds’ restrictions on borrowing or investing in senior securities.

Event-Linked Bonds.  The Funds may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the Fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risks.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Exchange-Traded Funds.  Investments in investment companies may include shares of exchange-traded funds (“ETFs”), which are designed to provide investment results generally corresponding to a securities index.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility.  Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by each Fund.  Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  See “Investment Companies” in this section.

Exchange-Traded Notes.  Exchange-traded notes ( “ ETNs ” ) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how the Fund or their respective Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

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An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Fixed Income Securities.  The Funds may invest in fixed income securities of companies that meet the investment criteria for the Fund.  In general, fixed income securities represent a loan of money by the purchaser to the issuer.  A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.”  The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition.  Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer.  The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Foreign Currency Transactions.  A Fund that invests in foreign currency-denominated securities also may purchase and sell foreign currency options, forward currency contracts, foreign currency futures contracts, and related options (see “Futures, Options, and Derivative Instruments” in the “Additional Risk Considerations” section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts.  A Fund may engage in these transactions for a number of reasons, including, to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, to gain exposure to certain countries, and to enhance return.  A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  Such transactions may be effected on non-U.S. dollar denominated instruments owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.

A forward foreign currency contract is an obligation to purchase or sell a specific currency or multinational currency unit at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract), which is individually negotiated and privately traded by currency traders and their customers in the interbank market.  A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Forward currency contracts may also be cash settled, and a Fund may not actually deliver or take delivery of a foreign currency.  Closing forward transactions may be executed prior to the termination date, or rolled over, with or without the original counter-party.

On July 21, 2010, the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”).  Under the Reform Act, the Commodity Futures Trading Commission (“CFTC”) has regulatory authority over “swaps,” which include foreign currency swaps and forwards unless the Secretary of the U.S. Treasury makes a determination that such instruments should not be considered swaps.  As such, a Fund’s ability to utilize forward contracts in the manner set forth above may be restricted by CFTC regulations.  Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.  Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities that are denominated in a particular currency and currencies bought or sold in the forward contracts entered into by a Fund.  This imperfect correlation may

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cause a Fund to sustain losses that will prevent a Fund from achieving a complete hedge or expose a Fund to risk of foreign exchange loss.

Forward foreign currency contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to gain exposure to a particular foreign currency or currencies as a part of its investment strategy.  Although forwards used for hedging purposes are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.  In addition to being used by a Fund to gain exposure to a particular foreign currency or to enhance the Fund’s return, forwards may be used to adjust the foreign exchange exposure of a Fund, and a Fund might be expected to enter into such contracts under the following circumstances:

Lock In.  When a Fund desires to fix the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency, the Fund will ‘lock in’ the exchange rate.  If a foreign currency is expected to become more expensive in U.S. dollar terms, a Fund could lock in the exchange rate today for a transfer that needs to occur in the future, thereby protecting against exchange rate movements.

Cross Hedge.  If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of a Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge.  If a Fund wants to eliminate substantially all of the risk of owning a particular currency, or if a sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar.  In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract.  The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

Proxy Hedge.  A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge.  In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated.  Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding.  This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. The Funds may invest in foreign securities.  Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities.  These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs).  Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees.  Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Currency Risk.  The value of a Fund’s foreign investments will be affected by changes in currency exchange rates.  The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk.  The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces.  Political or social

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instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk.  Foreign companies are not registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities.  Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies.  Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk.  The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets.  As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities.  Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions.  There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.  In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.   While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index.  Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country.  Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general.  A number of developing countries restrict, to varying degrees, foreign investment in stocks.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries.  A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility.  There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

The Curian/PIMCO Credit Income Fund generally consider an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority, or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country.  With respect to derivative instruments, the Curian/PIMCO Credit Income Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets of indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries.  The Curian/PIMCO Credit Income Fund has broad discretion to identify countries that it considers to qualify as emerging markets.  In exercising such discretion, the Curian/PIMCO Credit Income Fund identifies countries as emerging markets consistent with the strategic objectives of the particular Fund.  For example, a Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank of the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

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Futures and Options.  Futures contracts are often used to manage risk because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  A Fund may buy and sell futures contracts (and options on such contracts or swaps on futures) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. G overnment securities, foreign government securities or equity or fixed income securities.  A Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign OTC or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing a Fund’s income.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

The Commodity Futures Trading Commission (“CFTC”) recently has adopted amendments to Rule 4.5 under the Commodity Exchange Act (“CEA”) that significantly limit the ability of certain regulated entities, including registered investment companies and their advisers and sub-advisers, such as the Funds of the Trust, Curian Capital, LLC (“Curian Capital” or the “Adviser”) and the sub-advisers, to rely on an exclusion from registration with the National Futures Association (“NFA”) as a commodity pool operator (“CPO”).  The exclusion from Rule 4.5 previously allowed registered investment companies to engage in unlimited transactions involving futures contracts.  However, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses futures contracts solely for “bona fide hedging purposes,” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions).

Curian Capital is currently registered with the NFA as a CPO and will act as a CPO with respect to the operation of certain of its funds that qualify as “commodity pools” under and pursuant to the CEA.  Certain sub-advisers may also be required to register, or may already be registered, as a commodity trading adviser (“CTA”).  Registration as a CPO or CTA each entails a variety of regulatory obligations.  The impact of these new requirements on Curian Capital and the qualifying commodity pools is uncertain at this time.  However, the new requirements will cause the commodity pools to incur additional regulatory compliance and reporting expenses, since they will be subject to dual registration by the CFTC and the U.S. Securities and Exchange Commission (“SEC”).  The effects of these regulatory changes could reduce the investment returns or harm the commodity pool’s ability to implement its investment strategy.  In that event, the Board may determine to reorganize or close the commodity pool or materially change the commodity pool’s investment objective and strategies.

High-Yield Bonds and Securities of Distressed Companies.  Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high-yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  Securities of distressed companies include both debt and equity securities.  High-yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Issuer of high-yield and distressed company securities may be involved in restructurings or bankruptcy

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proceedings that may not be successful.  Analysis of the creditworthiness of issuers of debt securities that are high-yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High-yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high-yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments.  In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The respective sub-advisers seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high-yield and distressed company securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high-yield or distressed company security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield and distressed company securities, especially in a thinly-traded market.  When secondary markets for high-yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The respective sub-advisers seek to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high-yield securities and debt securities of distressed companies can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  Each of the sub-advisers does not rely solely on credit ratings when selecting debt securities for a Fund, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the sub-adviser deems it in the best interest of shareholders.

Hybrid Instruments.  The Funds may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument.  Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index.  Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. The Funds may hold illiquid investments.  Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued.  Illiquid investments generally include: repurchase agreements with remaining maturities in excess of seven days; securities for which market quotations are not readily available; certain loan participation interests; fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits); and restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended (“1933 Act”)) not determined to be liquid in accord with guidelines established by the Board; OTC options and derivative instruments, and, in certain instances, their underlying collateral.  See the description of the Funds’ investment restrictions herein for more information about the Funds’ policies with respect to investments in illiquid securities.

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Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

Each Fund may invest up to 15% of its net assets in securities that are illiquid.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices.  A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

Inflation-Indexed Bonds.  The Funds may purchase inflation-indexed bonds.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time.  The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future.  The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Initial Public Offerings (“IPOs”).  The Funds may purchase securities in IPOs.  These securities are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  The prices of securities sold in IPOs may be highly volatile.  At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  Investments in IPOs may have a disparate impact on a small fund.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Installment Receipts.  A Fund may invest in installment receipts.  Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum

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payment.  The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Investment Companies.   The Funds may invest in other investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds and affiliated money market funds, which are money market funds managed by affiliates of the Investment Adviser.  As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

The Funds’ investment in affiliated and unaffiliated money market funds may be without limitations, all in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).

The Curian/T. Rowe Price Capital Appreciation Fund may also invest in shares of the T. Rowe Price Institutional Floating Rate Fund (“TRP Floating Rate Fund”).  The TRP Floating Rate Fund is a series of TRP Institutional Income Funds, Inc., which is registered as an investment company under the 1940 Act.  The investment objective of the TRP Floating Rate Fund is high current income and secondarily, capital appreciation.  The TRP Floating Rate Fund invests at least 80% of its net assets in floating rate loans and other floating rate debt instruments.  In order to prevent paying duplicate management fees to T. Rowe Price Associates, Inc., the value of shares of the TRP Floating Rate Fund held in the Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to T. Rowe Price.

Investment in Wholly-Owned Subsidiary. The Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund may invest up to 25% of its net assets in their wholly-owned and controlled Subsidiaries which are expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. As a result, the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund may be considered to be investing indirectly in these investments through their Subsidiaries.

The Subsidiaries will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act.  The Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund, each as sole shareholders of their Subsidiaries, will not have all of the protections offered to investors in registered investment companies.  However, because the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund each wholly-own and control their Subsidiaries, and because the Sub-Advisers to the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund each also serve as sub-advisers to and the respective Subsidiaries, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Funds’ Trustees have oversight responsibility for the investment activities of the Funds, including their investments in their Subsidiaries, and each Fund’s role as sole shareholder of its Subsidiary. Also, in managing their Subsidiaries’ portfolio, each Fund’s Sub-Adviser will apply the same investment restrictions and operational guidelines that apply to the management of the Funds, except that, unlike a Fund, a Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to that Fund.  Unlike a Fund, a Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended.

Changes in the laws of the United States and/or the Cayman Islands, under which the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund and their Subsidiaries, respectively, are organized, could result in the inability of the Funds or their Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders.  For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that each Subsidiary must pay Cayman Islands taxes, the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund shareholders would likely suffer decreased investment returns.

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The investment advisory and sub-advisory agreements for the Subsidiaries of the Curian/AQR Risk Parity Fund , the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the Curian/Van Eck International Gold Fund comply with Section 15 of the 1940 Act.  The Subsidiaries will also comply with Section 17 of the 1940 Act.

Mortgage-Related Securities.  The Funds may invest in mortgage-related securities.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial bankers and others.  Pools or mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year.  The mortgages underlying the securities may also reflect credit quality differences (e.g. sub-prime mortgages).  Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund.  This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum.  Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.  This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments.  Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.).  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage Dollar Rolls and U.S. Treasury Rolls. The Funds may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Funds may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction.  At the time a Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. G overnment securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.  In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security.  A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio.  During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date.  A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement.  However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal Bonds. The Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, including Build America Bonds.  Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds.  State and local governments may receive a direct federal subsidy payment for a portion of

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their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors.  The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders.  The Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits.  Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk.  In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments.  They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds.  For example, taxable funds may choose to invest in Build America Bonds.  Although Build America Bonds were only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds.  The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted, unless the program is renewed by Congress at a future date.  As of December 31, 2013 [TO BE UPDATED BY AMENDMENT] , there is no indication that Congress will renew the program.

Participations and Assignments.  The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  A Fund may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties (“Assignments”).  Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ respective sub-advisers in accordance with guidelines approved by the Board.

Participatory Notes.  A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. A Fund’s investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Fund to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

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Participatory notes are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument, a Fund may tender a participatory note for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The participatory notes represent unsecured, unsubordinated contractual rights of the issuer of the participatory notes. They do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to a Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Passive Foreign Investment Companies. The Funds may purchase the securities of passive foreign investment companies.  A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income.  In addition to bearing their proportionate share of the Trust’s annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

Portfolio Turnover.  The Funds may engage in short-term transactions if such transactions further its investment objective.  The Funds may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains.  The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Precious Metal-Related Securities.  Certain Funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals.  Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability.  Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods.  In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

Certain Funds may also invest in exchange-traded funds, debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion.  These securities are referred to herein as “asset-based securities.”  While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements.  Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset.  The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal rates).  As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold.  If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200.  Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a

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stated amount of the asset to which it is related.  In such instance, because a Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Preferred Stock.  Certain Funds may invest in preferred stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return.  Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Private Placements.  The Funds may invest in “Private Placements” or “restricted securities,” which are securities exempt from registration under the 1933 Act, and state securities laws.  Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital.  Private Placements may be debt or equity securities.  There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see “Illiquid Securities” and “Rule 144A Securities and Section 4(2) Paper” herein).  Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources.  There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities.  Also, the contractual restrictions on resale might prevent a Fund from reselling the securities acquired in Private Placements at a time when such sale would be desirable.  Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities.  The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions.  Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities.

Real Estate Investment Trusts (“REITs”). The Funds may gain exposure to the real estate sector by investing in REITs.  REITs are pooled investment vehicles that own, and typically operate, income-producing real estate.  If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders.  REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents.  Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments.  Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors.  These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act.  Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Repurchase Agreements and Reverse Repurchase Agreements.  The Funds may invest in repurchase or reverse repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous

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agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand.  This technique offers a method of earning income on idle cash.  A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security.  A Fund will only enter into repurchase agreements that are fully collateralized.  For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Funds may invest in open repurchase agreements which vary from the typical agreement in the following respects:  (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.  In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price.  Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Rule 144A Securities and Section 4(2) Paper.  Rule 144A securities and Section 4(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Section 4(2) of the 1933 Act and Rule 144A thereunder, and state securities laws.  Rule 144A and Section 4(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The sub-advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A and/or Section 4(2) are illiquid and thus subject to the Funds’ restriction on investment in illiquid securities.  Determination of whether a Rule 144A or Section 4(2) security is liquid or not is a question of fact.  In making this determination the sub-advisers may consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A or Section 4(2) security.  In addition, the sub-advisers may also consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  The sub-advisers will also monitor the liquidity of Rule 144A and Section 4(2) securities and, if as a result of changed conditions, the sub-advisers determines that a Rule 144A or Section 4(2) security is no longer liquid, the sub-advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities.  Investing in Rule 144A or Section 4(2) securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Securities Lending.  The Board has approved each Fund’s participation in a securities lending program.  Under the securities lending program, the Funds have retained JPMorgan Chase Bank, N.A. to serve as the securities lending agent.  JPMorgan Chase Bank, N.A. also serves as the Funds’ custodian.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Board will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.  The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends.  Acceptable collateral is limited to cash, U.S. G overnment securities and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Investment Adviser and the Board.  The cash collateral investments are not guaranteed, and may lose money.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership

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of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, a Fund may be unable to recover the loaned securities or could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds.  The Funds retain 100% of their portion after the split.  The securities lending revenue “split” between the Funds and the lending agent was determined based on the Investment Adviser’s review of competitive industry information.  The Investment Adviser and the Funds’ Board will periodically review the “split” between the lending agent and the Funds.

Short Sales.  Certain of the Funds may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale of a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities.  Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales of securities, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the sub-adviser determines to be liquid and that is equal to the difference between the current market value of the securities sold short and any collateral deposited with the broker in connection with the short sale, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security.  A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder.  To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

A Fund may also take a short position in a derivative instrument, such as a future, forward or swap.  A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

Short-Term Corporate Debt Securities.  The Funds may invest in short-term corporate debt securities.  These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity.  Short-term corporate debt securities may have fixed, variable, or floating rates.

Short-Term Funding Agreements.  Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”).  Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance

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company.  The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate.  These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more.  Generally, there is no active secondary market in short-term funding agreements.  Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments.  To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Standard & Poor’s Depository Receipts (“SPDRs”).  SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index.  The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange.  SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs.  The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.  SPDRs are commonly referred to as ETFs.

Stripped Mortgage-Backed Securities (“SMBS”).  The Funds may purchase SMBS, which may be considered derivative mortgage-backed securities.  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Structured Products.  The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives.  For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark.  An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level.  Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Structured products may not bear interest or pay dividends.  The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product.  Under certain conditions, the redemption value of a structured product could be zero.  Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product.  These risks may cause significant fluctuations in the net asset value of the Fund.

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Credit-Linked Securities.  Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high-yield or other fixed income markets.  For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high-yield markets and/or to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security.  However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.  For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.  This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust.  A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.  It is expected that the securities will be exempt from registration under the 1933 Act.  Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes.  Certain structured products may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof).  The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note.  Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital.  Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator.  Therefore, the value of such notes and securities may be very volatile.  Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.  Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.  To the extent a Fund invests in these notes and securities, however, the sub-adviser analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act.  As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Supranational Agency Securities.  The Funds may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

Special Situations.  The Funds may invest in “special situations.”  A special situation arises when, in the opinion of the Fund’s sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of

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general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Swap Agreements.  The Funds may enter into interest rate, total return, credit default, indices (including but not limited to credit default, commercial mortgage-backed securities and other similar indices), spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements.  Certain Funds may also enter into options on swap agreements, swaps on futures contracts and other types of swaps agreements.  These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner.  Swap agreements are typically two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be covered by the segregation of assets (or review of “cover”) determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.  The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the 1940 Act’s restriction concerning issuance by a Fund of senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are primarily two party contracts and because they may have remaining terms of greater than seven days, swap agreements may be construed to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements.  It is possible that developments in the swaps market, including with respect to current and potential government regulation, could adversely affect a Fund’s ability to enter into, or terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value.  In the case of a credit default swap, however, in applying certain of the Funds’ investment policies and restrictions a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Funds’ other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or

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other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

A Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  A Fund may be either the buyer or seller in a credit default swap transaction.  If a Fund is a buyer and no event of default occurs, the Fund will lose its investment (premium payment) and recover nothing.  However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation.  Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Trade claims.  Certain Funds may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.  Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments.  For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve.  Trade claims are generally liquid, as there is a secondary market.  An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation.  Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws.  Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors.  At the present time, however, those Funds intend to limit these investments to no more than 5% of its net assets.

Trust Preferred Securities.  The Funds may invest in trust preferred securities.  Trust preferred securities have the characteristics of both subordinated debt and preferred stock.  Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company.  The financial institution creates the trust and owns the trust’s common securities.  The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution.  The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.  The trust uses the funds received to make dividend payments to the holders of the trust preferred securities.  The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer.  Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution.  The market value of trust preferred securities may be more volatile than those of conventional debt securities.  Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale.  There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.  In identifying the risks of the trust preferred securities, the sub-advisers will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities.  If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Unseasoned Issuers.  Investments in the equity securities of companies having less than three (3) years’ continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.  As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

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U.S. Government Securities.  A Fund may invest in securities issued or guaranteed by the U.S. G overnment or its agencies or instrumentalities (“U.S. G overnment securities”) in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. G overnment securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. G overnment.  Not all U.S. G overnment securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. G overnment to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. G overnment securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. G overnment agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship.  Since that time, Fannie Mae© and Freddie Mac® have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”).  The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae© and Freddie Mac® preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth.  While the U.S. Treasury is committed to offset negative equity at Fannie Mae© and Freddie Mac® through its preferred stock purchases, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae© and Freddie Mac® will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae© and Freddie Mac®, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae© and Freddie Mac® by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Both Fannie Mae® and Freddie Mac® ended the third quarter of 201 3 with positive net worth, and as a result, neither required a draw from the U.S. Treasury. Serious discussions among policymakers continue, however, as to whether Fannie Mae© and Freddie Mac® should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae© and Freddie Mac® also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of Fannie Mae© and Freddie Mac® is in question as the U.S. Government considers multiple options.

Yields on short-, intermediate- and long-term U.S. G overnment securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. G overnment securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a

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Fund’s portfolio investments in U.S. G overnment securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Variable Rate Securities.  Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations.  The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades.  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.  A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”).  The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.  No Fund will invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Warrants to Purchase Securities.  The Funds may invest in or acquire warrants to purchase equity or fixed income securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.  A Fund will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

When-Issued Securities and Forward Commitment Contracts.  The Funds may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis (“forwards”).  Any or all of a Fund’s investments in debt securities may be in the form of when-issueds and forwards.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date.  Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.  The longer the period between purchase and settlement, the greater the risk.  At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  During this period, alternative investment options are not available to the Fund to the extent that it must maintain segregated assets, cash, or liquid assets to cover its purchase of when-issued securities and forward commitment contracts.

The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement).  In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

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The Funds may also sell securities on a when-issued or delayed delivery basis.  These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips.”  This 10% restriction does not apply to U.S. Treasury Bills.  Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities.  Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders.  To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions.  The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

Additional Risk Considerations

Emerging Markets. The risk considerations noted herein under “Foreign Securities” may be particularly relevant in the case of investments in developing countries or emerging markets.  Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative.  These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree.  These heightened risks include:  (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities.  Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.  There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.  Certain markets may require payment for securities before delivery.  A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument.  Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars.  Bank custody charges are generally higher for foreign securities.  The Funds that invest primarily in foreign securities are particularly susceptible to such risks.  Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

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The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated.  A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets.  Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks.  For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency.  A Fund may enter into contracts to sell that foreign currency for U.S. dollars or by participating in options or futures contracts with respect to such currency (position hedge).  A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge).  A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge).  A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries.  In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security.  In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance depending on the sub-adviser’s ability to correctly predict future exchange rates.  If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not been employed at all.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs.  If a sub-adviser seeks to protect a Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts and swaps include:  (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement.  Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities.  Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in OTC or inter-dealer markets.

Options.  The Funds may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder (purchaser) of the option, in return for a premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to (in the case of a put option) the writer of the option (in the case of a put option) at a designated price during the term of the option.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.  The writer of an option (seller) on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying

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security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)  An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto.  Put and call options that a Fund may purchase or write may be traded on a national securities exchange and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby, reducing the risk of counterparty default.  Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.  There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options.  As the buyer of a call option, a Fund has a right to buy the underlying instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options).  A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire.  For example, a Fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected.  Unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which case a Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options).  Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.  A Fund may buy a put option on an underlying instrument owned by a Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument.  Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price.  A Fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option.  A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the manager deems it desirable to continue to hold the instrument because of tax or other considerations.  The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.  A Fund also may buy put options at a time when it does not own the underlying instrument.  By buying put options on an instrument it does not own, a Fund seeks to benefit from a decline in the market price of the underlying instrument.  If a put option that a Fund bought were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, a Fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs.  In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options.  A Fund may write options, including to generate additional income and to seek to hedge its portfolio against market or exchange rate movements.  As the writer of an option, a Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options).  In general, though, options are infrequently exercised prior to expiration.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  A Fund may write “covered” call options, meaning that a Fund owns the underlying instrument that is subject to the call option or may write call options on instruments that it does not own.

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When a Fund writes a call option, that Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value.  If the value of the underlying instrument rises above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price.  In that case, a Fund will sell the underlying instruments to the option buyer for less than its market value, and a Fund will experience a loss (which will be offset by the premium received by a Fund as the writer of such option).  If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received.  If the market price of the underlying instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument.  The exercise price of a call option will be chosen based upon the expected price movement of the underlying instrument.  The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.

As the writer of a put option, a Fund has a risk of loss should the underlying instrument decline in value.  If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying instrument at that time.  A Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option.  However, the loss will be offset in part by the premium received from the buyer of the put.  If a put option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium received.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient cash or liquid assets are segregated to meet a Fund’s immediate obligations.  A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, a Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Closing out options.  As the writer of an option, if a Fund wants to terminate its obligation, that Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation or counterparty (with respect to an OTC option) will cancel a Fund’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale.  There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund.  Closing transactions allows a Fund to terminate its positions in written and purchased options.  A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by a Fund to buy the option (in the case of purchased options).  For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying instrument.  As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Risks of options.  A Fund’s options investments involve certain risks.  There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options.  Therefore, a Fund may have to exercise the options it purchased in order to realize any profit, perhaps taking or making delivery of the underlying instrument when not desired.  A Fund could then incur transaction costs upon the sale of the underlying instruments.  Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, that Fund may be required to take delivery and would incur transaction costs upon the sale of the underlying instruments purchased.  If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates

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enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option.  When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available.  For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged.  In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option.  If the manager is not successful in using options in managing a Fund’s investments, that Fund’s performance will be worse than if the manager did not employ such strategies.

OTC options.  The Funds may buy and write (sell) both put and call OTC options.  Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price.  OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange.  Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency.  While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Because there is no exchange, pricing is typically done based on information from market makers or other dealers.  OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  When a Fund writes an OTC option, it generally can closeout that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which a Fund originally wrote the option.  A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

High-Yield/High-Risk Bonds.  Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary.  During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.  High-yield debt securities are often used to fund highly leveraged corporate acquisitions and restructurings.  In an economic downturn, the use of high-yield securities for leveraged transactions could result in defaults, and could affect the price of such securities.  Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions.  Many high-yield bonds do not trade frequently.  When they do trade, their price may be substantially higher or lower than had been expected.  A lack of liquidity also means that judgment may play a bigger role in valuing the securities.  Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

A Fund may also invest in unrated debt securities of foreign and domestic issuers.  Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market.  Sovereign debt of foreign governments is generally

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rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

High-Yield Foreign Sovereign Debt Securities.  Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See “Foreign Securities”).  The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity.  Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks.  Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss.  In addition, because the purchase and sale of hybrid instruments could take place in an OTC or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider.  Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures on U.S. exchanges, and certain CFTC collateral (margin) requirements.  The SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority may also regulate the sale of certain hybrid instruments.

Recent Market Events.  Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally, particularly in Europe.  While entire markets have been affected, issuers that have exposure to the real estate, mortgage and credit markets have been particularly vulnerable.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.

The instability in the financial markets since 2008 has led the U.S. G overnment to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers.  The Reform Act establishes a Financial Services Oversight Council to facilitate information sharing and identify systemic risks.  Additionally, the Reform Act allows the Federal Deposit Insurance Corporation to “take over” a failing bank in situations when the overall stability of the financial system could be at risk.  These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.  Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

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IV.           CERTAIN INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE MASTER FUNDS AND FEEDER FUNDS

The investment objective and principal investment strategies for the AFIS Feeder Fund, and the AFIS Master Fund, are discussed in the AFIS Feeder Fund s ’ prospectus.  A further description of certain investment strategies used by the AFIS Master Fund s are set forth below.  Because each AFIS Feeder Fund does not invest directly in securities but rather invests directly in its AFIS Master Fund, the AFIS Feeder Fund is subject to the risks described below indirectly through its investment in its AFIS Master Fund, which invests directly in securities.  Note, however, that in the event that the Board determines that it is in the best interests of an AFIS Feeder Fund to withdraw its entire investment in its Master Fund and instead allow the Adviser to direct the investment/reinvestment of the AFIS Feeder Fund’s assets directly in securities, then the AFIS Feeder Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectus of an AFIS Feeder Fund and in this SAI of a particular investment practice or technique in which the AFIS Master Fund may engage or a financial instrument which the AFIS Master Fund may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing the AFIS Master Fund’s portfolio assets in accordance with the AFIS Master Fund’s investment objective, policies, and restrictions.  It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

AFIS MASTER FUND

New Fund Risks. Although the AFIS Master Fund has been in existence and thus has an operating history, the AFIS Feeder Fund is a new fund, with a limited operating history, which may result in additional risk.  There can be no assurance that the AFIS Feeder Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter the AFIS Feeder Fund.  While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Equity Securities. The AFIS Master Fund is eligible to invest in equity securities.

Equity securities represent an ownership position in a company.  Equity securities held by the AFIS Master Fund typically consist of common stocks.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the AFIS Master Fund’s ability to value accurately or dispose of such equity securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the AFIS Master Fund may involve large price swings and potential for loss.

Debt Securities. The AFIS Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 and BBB+ or below by nationally recognized statistical rating organizations (“NRSROs”) or in unrated securities that are determined to be of equivalent quality by the Master Fund’s investment adviser.

Debt securities are used by issuers to borrow money.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  Some debt securities bear interest at rates which are not fixed, but vary with

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changes in specified market rates or indices.  The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1 and/or BB+ or below by NRSROs are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher-rated debt securities, or they may already be in default.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa/BBB may be more susceptible to changes in circumstances or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

-      Sensitivity to Interest Rate and Economic Changes - Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes.  In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.  Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Changes in the value of the Master Fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the Master Fund’s net asset value.

-      Payment Expectations - Debt securities may contain redemption or call provisions.  If an issuer exercises these provisions in a lower interest rate market, the AFIS Master Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors.  If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the AFIS Master Fund may incur losses or expenses in seeking recovery of amounts owed to them.

-      Liquidity and Valuation - There may be little trading in the secondary market for particular debt securities, which may affect adversely the AFIS Master Fund’s ability to value accurately or dispose of such debt securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the AFIS Master Fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk.  The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes.  There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.  CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category.  Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.  See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics. The AFIS Master Fund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common

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stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend.  They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics.  Such securities are normally at the bottom of an issuer’s debt capital structure.  As such, they may be more sensitive to economic changes than more senior debt securities.  These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks. The AFIS Master Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4 billion at the time of purchase).  CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.  However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.  For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses.  Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.  The AFIS Master Fund determines relative market capitalizations using U.S. standards.  Accordingly, the AFIS Master Fund’s investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies. The AFIS Master Fund may invest in companies that have not publicly offered their securities.  Investing in private companies can involve greater risks than those associated with investing in publicly traded companies.  For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public.  Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the AFIS Master Fund from selling its company shares for a period of time following the public offering.  Investments in private companies can offer the AFIS Master Fund significant growth opportunities at attractive prices.  However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the U.S. The AFIS Master Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar.  In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations.  Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries.  Many of these developing countries may be referred to as emerging countries.  Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with

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a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union.  Historically, the markets of developing and emerging countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies.  In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.  The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the AFIS Master Fund’s investment activities outside the United States.  Brokerage commissions may be higher outside the United States, and the AFIS Master Fund will bear certain expenses in connection with its currency transactions.  Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

-      Currency Fluctuations - The AFIS Master Fund may invest in securities valued in currencies other than the U.S. dollar.  Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar.  For example, if the U.S. dollar appreciates against foreign currencies, the value of the AFIS Master Fund’s securities holdings would generally depreciate and vice versa.  Consistent with its investment objectives, the AFIS Master Fund can engage in certain currency transactions to hedge against currency fluctuations.  See “Currency Transactions” below.

-      Government Regulation - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States.  Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States.  Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries.  While the AFIS Master Fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the AFIS Master Fund’s investment.  If this happened, the AFIS Master Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country.  Such restrictions will be considered in relation to the AFIS Master Fund’s liquidity needs and all other positive and negative factors.  Further, some attractive equity securities may not be available to the AFIS Master Fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures.  With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the AFIS Master Fund’s investments.

-      Less Developed Securities Markets - Developing countries may have less well-developed securities markets and exchanges.  The securities markets have lower trading volumes than the securities markets of more developed countries.  These markets may be unable to respond effectively to increases in trading volume.  Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability.  These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

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-      Settlement Risks - Settlement systems in developing countries are generally less well organized than in developed markets.  Supervisory authorities may also be unable to apply standards comparable with those in developed markets.  Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the AFIS Master Fund may be in jeopardy because of failures of or defects in the systems.  In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received.  In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the AFIS Master Fund to suffer a loss.  The AFIS Master Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.  However, there can be no certainty that the AFIS Master Fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.  There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the AFIS Master Fund.

-      Investor Information - The AFIS Master Fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards.  In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the AFIS Master Fund will not invest in such market or security.

-      Taxation - Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high.  In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the AFIS Master Fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

-      Litigation - The AFIS Master Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

-      Fraudulent Securities - Securities purchased by the AFIS Master Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the AFIS Master Fund.

Currency Transactions.  The AFIS Master Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  The forward currency contracts entered into by the AFIS Master Fund will involve the purchase or sale of one currency against the U.S. dollar.  While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency.  The AFIS Master Fund will not generally attempt to protect against all potential changes in exchange rates.  The AFIS Master Fund will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Certain provisions of the Internal Revenue Code may limit the extent to which the AFIS Master Fund may enter into forward contracts.  Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the AFIS Master Fund.

Forward Commitment, When-Issued and Delayed Delivery Transactions. The AFIS Master Fund may enter into commitments to purchase or sell securities at a future date.  When the AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement.  If the other party to such a transaction fails to deliver or pay for the securities, the AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

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The AFIS Master Fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.  Although these transactions will not be entered into for leveraging purposes, to the extent the AFIS Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the AFIS Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk).  Should market values of the AFIS Master Fund’s portfolio securities decline while the AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position.  The AFIS Master Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.  After a transaction is entered into, the AFIS Master Fund may still dispose of or renegotiate the transaction.  Additionally, prior to receiving delivery of securities as part of a transaction, the AFIS Master Fund may sell such securities.

Repurchase Agreements. The AFIS Master Fund may enter into repurchase agreements under which the AFIS Master Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased.  Repurchase agreements permit the AFIS Master Fund to maintain liquidity and earn income over periods of time as short as overnight.  The seller must maintain with the AFIS Master Fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC.  The AFIS Master Fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC.  If the seller under the repurchase agreement defaults, the AFIS Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral.  If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the AFIS Master Fund may be delayed or limited.

Obligations backed by the “full faith and credit” of the U.S. Government. U.S. G overnment obligations are securities backed by the full faith and credit of the U.S. G overnment.  U.S. G overnment obligations include the following types of securities:

-      U.S. Treasury Securities - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.  For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. G overnment, and thus they are of high credit quality.  Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

-      Federal Agency Securities - The securities of certain U.S. G overnment agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. G overnment.  Such agencies and entities include The Federal Financing Bank (“FEB”), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations.  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. G overnment.  These obligations include securities issued by certain U.S. G overnment agencies and government-sponsored entities.  However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity.  These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  Government support for short-term debt instruments - Various agencies and instrumentalities of the U.S. G overnment and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the

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markets for these securities.  Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program).  Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis.  The U.S. G overnment or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program - The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies.  The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009.  Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC.  The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Commercial Paper Funding Facility (CPFF) - The Federal Reserve Bank of New York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until February 1, 2010.  Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

Asset Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) - The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S. branches and agencies of banks domiciled outside the United States, in order to fund purchases of eligible asset backed commercial paper from money market funds until February 1, 2010.  Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for nonbank borrowers.

Government guarantees outside the U.S. - Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities. The AFIS Master Fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.  Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities.  Pass-through securities may have either fixed or adjustable coupons.  These securities include:

-      Mortgage-Backed Securities - These securities may be issued by U.S. G overnment agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities.  The payment of interest and principal on mortgage-backed obligations issued by U.S. G overnment agencies may be guaranteed by the full faith and credit of the U.S. G overnment (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac).  However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.  Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. G overnment agencies.  However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements.  These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies.  Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages.  Prepayments can alter the effective maturity of these instruments.  In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities.  Such delinquencies and losses can be exacerbated by declining and flattening housing and property values.  This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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-      Collateralized Mortgage Obligations (CMOs) - CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues.  CMOs issued by U.S. G overnment agencies are backed by agency mortgages.  Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates.  Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.  CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Commercial Mortgage-Backed Securities - These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings.  These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal.  In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

-      Asset-Backed Securities - These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases.  Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party.  The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer.  Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities.  These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics.  Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs).  The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights.  The AFIS Master Fund may purchase warrants, which may be issued together with bonds or preferred stocks.  Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price.  Warrants may be issued with an expiration date or in perpetuity.  Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Real Estate Investment Trusts. The AFIS Master Fund may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans.  Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.  The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment.  Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents.  The AFIS Master Fund may hold cash or invest in cash equivalents.  Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d)

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securities of the U.S. G overnment, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently.  The coupon rate is set in relation to money market rates.  The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year.  In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate).  CRMC considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or Illiquid Securities. The AFIS Master Fund may purchase securities subject to restrictions on resale.  Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering.  Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.  Difficulty in selling such securities may result in a loss to the AFIS Master Fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the AFIS Master Fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time.  The AFIS Master Fund may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations. The AFIS Master Fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”).  Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral.  The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest.  Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.  CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.  Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  These commitments may have the effect of requiring the AFIS Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the AFIS Master Fund is committed to advance additional funds, the AFIS Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”).  DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code.  These financings allow the entity to continue its business operations while reorganizing under Chapter 11.  Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code.  In the event of liquidation, the AFIS Master Fund’s only recourse will be against the collateral securing the DIP financing.

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CRMC generally chooses not to receive this information.  As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement.  However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent.  In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The AFIS Master Fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests.  When the AFIS Master Fund purchases assignments, it acquires direct contractual rights against the borrower on the loan.  The AFIS Master Fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower.  However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the AFIS Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the AFIS Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party.  They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties.  The AFIS Master Fund will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing participations, the AFIS Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower.  In addition, the AFIS Master Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the AFIS Master Fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies.  As a result, the AFIS Master Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the AFIS Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the AFIS Master Fund could be held liable as a co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, the AFIS Master Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.  The AFIS Master Fund anticipates that loan participations could be sold only to a limited number of institutional investors.  In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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 V.           FUNDAMENTAL AND OPERATING POLICIES

A.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS (EXCEPT FEEDER FUNDS)

THIS SECTION V.A. DESCRIBES INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION V.A. DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT RESTRICTIONS APPLICABLE TO THE FEEDER FUND (AND THE AFIS MASTER FUND) APPEARS IN SECTION V.B., UNDER THE HEADING “INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUND” BEGINNING ON PAGE 56 OF THIS SAI.

Fundamental Policies.  Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy.  Unless otherwise indicated, all restrictions apply at the time of investment.

                (1)           Each Fund, except the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Baring International Fixed Income Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund, Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund, Curian/PineBridge Merger Arbitrage Fund, and Curian/Van Eck International Gold Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

(2)           No Fund (except the Curian/CenterSquare International REIT Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, and Curian/Franklin Templeton Natural Resources Fund) may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. G overnment securities and/or foreign sovereign debt securities).  In addition, the Curian/Van Eck International Gold Fund may invest more than the 25% of the value of its total assets in the gold-mining industry (other than U.S. G overnment securities and securities issued by its agencies and instrumentalities and securities issued by its agencies and instrumentalities and/or foreign sovereign debt securities).

(3)           No Fund may invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

(4)           No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and foreign contracts or from investing in securities or other instruments backed by physical commodities), except that the Curian/Van Eck International Gold Fund may invest in gold and silver coins which are legal tender in the country of issue and gold and silver bullion, and palladium and platinum group metals bullion.  Such limitations do not apply to any Fund wholly-owned, subsidiary or controlled foreign corporation.

(5)           No Fund may lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)           No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

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(7)           No Fund may issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(8)           No Fund may borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

***

Relating to the above restriction (2), it is important to note that industry classifications may be very narrow.  For example, the telecommunications industry is comprised of several services, which are considered separate industries by the sub-advisers.  Services can include cellular, long distance, paging and messaging, satellite or data and internet.  As the telecommunications industry continues to expand, there may be more service industries created.  Similarly, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel.  As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

Operating Policies. The Funds have adopted non-fundamental investment restrictions.  These restrictions are operating policies of the Fund and may be changed by the Board without shareholder approval.  The additional investment restrictions adopted by the Board to date include the following:

For each Fund, to the extent applicable:

(a)
The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, provided, however, that this policy does not apply with respect to meeting the requirements under Rule 4.5 of the CEA.

(b)	The Fund of Funds will look through to the investment of the Underlying Funds for purposes of determining diversification requirements.

For each Fund other than the following Funds:  Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, and Curian Tactical Advantage 75 Fund:

(a)
The Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  However, the Funds may invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

For the Curian Dynamic Risk Advantage – Diversified Fund:

(a)
The Fund may invest up to 90% of its assets in global equity securities, core U.S. fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts, commodities, and derivative securities including indexes, swap agreements, futures, and currency forwards as instructed by the Adviser.

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For the Curian Dynamic Risk Advantage – Growth Fund:

(a)
The Fund may invest up to 90% of its assets in global equity securities, commodities, and S&P 500 Volatility Index futures, and derivative securities including indexes, swap agreements, futures, and currency forwards as instructed by the Adviser.

For the Curian Dynamic Risk Advantage – Income Fund:

(a)
The Fund may invest up to 90% of its assets in Underlying ETFs that invest in domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts, emerging market debt, and high-yield bonds.

For the Curian/Aberdeen Latin America Fund:

(a)
The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, or listed in, or have their principal office or area of primary activity in Latin America, and other investments that are economically tied to Latin America.*

For the Curian/AQR Risk Parity Fund:

(a)	The Fund will not invest more than 25% of the value of its total assets in its Subsidiary.

 For the Curian/Ashmore Emerging Market Small Cap Equity Fund:

(a)
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers (as defined in the Fund’s Prospectus).*

For the Curian/Baring International Fixed Income Fund:

(a)
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by the Fund’s Sub-Adviser.*

(b)	The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency.

(c)	The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities.

(d)	The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security.

(e)
The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

For the Curian/BlackRock Global Long Short Credit Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other

51

subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.*

(b)
Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S.

(c)
The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock.

(d)	The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

For the Curian/CenterSquare International REIT Fund:

(a)
The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector.*

For the Curian/DFA U.S. Micro Cap Fund:

(a)
The Fund may invest under normal circumstances, at least 80% of its net assets in securities of U.S. micro cap companies.  The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain this market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

(b)
The Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.

(c)
The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, in order for the Trust to file a CFTC Rule 4.5 exemption notice.

For the Curian/DoubleLine Total Return Fund:

(a)	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

(b)
The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.

(c)	The Fund may invest up to 33 ⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe.

For the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund:

(a)	The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world.

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For the Curian/Epoch Global Shareholder Yield Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

(b)	The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets.

(c)	The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.

(d)
Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless market conditions are deemed to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.

For the Curian/FAMCO Flex Core Covered Call Fund:

(a)
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and the use of hedging techniques by writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes).

(b)	The Fund will not write (sell) “naked“ call options (i.e., options on more equity securities than are held in the Fund's portfolio).

For the Curian Focused International Equity Fund:

(a)
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

For the Curian Focused U.S. Equity Fund:

(a)	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.

For the Curian/Franklin Templeton Frontier Markets Fund:

(a)
The Fund may invest under normal market conditions, at least 80% of its net assets in securities of companies located in “frontier market countries.”  Frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

(b)
The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, in order for the Trust to file a CFTC Rule 4.5 exemption notice.

For the Curian/Franklin Templeton Natural Resources Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the equity and debt securities of companies in the natural resources sector.

(b)	In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

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(c)	Under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country.

(d)	The Fund may invest up to 50% of its total assets in foreign securities, including emerging market securities.

For the Curian/Lazard International Strategic Equity Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies that are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.*

For the Curian Long Short Credit Fund:

(a)
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.*

For the Curian/Neuberger Berman Currency Fund:

(a)
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.

(b)
The Fund will invest primarily in currencies of developed countries.  The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid.  The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

(c)
The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

(d)
The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, in order for the Trust to file a CFTC Rule 4.5 exemption notice.

For the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund:

(a)	The Fund will not invest more than 25% of the value of its total assets in its Subsidiary.

For the Curian/PIMCO Credit Income Fund:

(a)
The Fund invests, under normal circumstances, at least 80% of its assets, in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

(b)
The Fund may invest up to 15% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

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(c)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

(d)	The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.

(e)	The Fund may also invest up to 10% of its total asset in preferred stocks.

For the Curian/Schroder Emerging Europe Fund:

(a)
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.*

(b)	The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

For the Curian/T. Rowe Price Capital Appreciation Fund:

(a)
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth.

(b)	The Fund may invest up to 25% of its net assets in foreign securities.

(c)	The Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans.

For the Curian/The Boston Company Equity Income Fund:

(a)	Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

For the Curian/UBS Global Long Short Fixed Income Opportunities Fund:

(a)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities. *

For the Curian/Van Eck International Gold Fund:

(a)
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.

(b)	The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.

(c)	The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

(d)
The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals.

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(e)
The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, in order for the Trust to file a CFTC Rule 4.5 exemption notice.

(f)	The Fund will not invest more than 25% of the value of its total assets in the Subsidiary.

*Minimum Requirement of Rule 35d-1.  Certain of the Funds, as noted immediately above or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board without shareholder approval, the Board has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders before the effective date of any change in such a policy by a Fund that was adopted pursuant to the requirements of Rule 35d-1.

Insurance Law Restrictions.  In connection with the Trust’s agreement to sell shares to the separate accounts, the Investment Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Investment Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

B.           INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

Each AFIS Feeder Fund has adopted the following fundamental investment restrictions; however, as long as an AFIS Feeder Fund remains invested into its corresponding AFIS Master Fund, the AFIS Feeder Fund is subject to the corresponding AFIS Master Fund’s restrictions as well, even if the AFIS Master Fund’s restrictions are more restrictive.  If an AFIS Feeder Fund withdraws from its corresponding AFIS Master Fund and engages the Adviser or a sub-adviser to provide portfolio management services to the AFIS Feeder Fund, the AFIS Feeder Fund would no longer be subject to its corresponding AFIS Master Fund’s investment restrictions and would be subject solely to the following investment restrictions.

All percentage limitations in the following AFIS Feeder Funds policies are considered at the time securities are purchased and are based on the AFIS Feeder Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by an AFIS Feeder Fund.  In managing the AFIS Feeder Fund, the AFIS Feeder Fund’s investment adviser may apply more restrictive policies than those listed below.

1.           AFIS FEEDER FUNDS POLICIES

Fundamental Policies – The investment objectives and principal investment strategies of the AFIS Feeder Funds are set forth in the AFIS Feeder Funds’ prospectus.  Each AFIS Feeder Fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

56

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, each AFIS Feeder Fund may not:

i.           Borrow money;

ii.          Issue senior securities;

iii.         Underwrite the securities of other issuers;

iv.         Purchase or sell real estate or commodities;

v.          Make loans; or

vi.         Purchase the securities of any issuer if, as a result of such purchase, the AFIS Feeder Fund's investments would be concentrated in any particular industry.

b.           The AFIS Feeder Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the AFIS Feeder Funds’ fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of each AFIS Feeder Fund.

For purposes of fundamental policy a.i., an AFIS Feeder Fund may borrow money in amounts of up to 33-1/ 3% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy a.v., an AFIS Feeder Fund may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., an AFIS Feeder Fund may not invest 25% or more of its total assets in the securities of issuers in the same industry.

2.         AFIS MASTER FUNDS POLICIES

All percentage limitations in the following AFIS Master Funds policies are considered at the time securities are purchased and are based on an AFIS Master Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by an AFIS Master Fund.  In managing each AFIS Master Fund, the AFIS Master Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — Each AFIS Master Fund has adopted the following policies, which may not be changed without approval by holders of a majority of the AFIS Master Fund's outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, each AFIS Master Fund may not:

57

i.           Borrow money;

ii.          Issue senior securities;

iii.         Underwrite the securities of other issuers;

iv.         Purchase or sell real estate or commodities;

v.          Make loans; or

vi.         Purchase the securities of any issuer if, as a result of such purchase, the AFIS Master Fund's investments would be concentrated in any particular industry.

b.           The AFIS Master Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of an AFIS Master Fund’s fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of an AFIS Master Fund.

For purposes of fundamental policy a.i., an AFIS Master Fund may borrow money in amounts of up to 33-1/ 3% of its total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy a.v., an AFIS Master Fund may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., an AFIS Master Fund may not invest 25% or more of its total assets in the securities of issuers in the same industry.

3.           NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FEEDER FUNDS

Each AFIS Feeder Fund must:

a.           Maintain its assets so that, at the close of each quarter of its taxable year, it will qualify as a “Regulated Investment Company” under Subchapter M of the Code.

b.           Distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

4.           CLASSIFICATION

Each AFIS Feeder Fund, through investments made by its corresponding AFIS Master Fund, is a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of an AFIS Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the AFIS Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.

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C.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Non-Fundamental Investment Restrictions.  Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into.  Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment.  In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Fund (except the AFIS Master Fund or the AFIS Feeder Fund) may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”).  Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not: (i) specifically included in this “Investment Restrictions” section; or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time of investment unless the acquisition is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

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VI.TRUSTEES AND OFFICERS OF THE TRUST

The officers of the Trust manage its day-to-day operations and are responsible to the Board.  The Board sets broad policies for each Fund and chooses the Trust’s officers.  All of the Trustees also serve as Trustees for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years.  The following also lists the number of portfolios overseen by the Board and other directorships of public companies or other registered investment companies held by the Trustees.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  Curian Variable Series Trust ( 55 portfolios) and Curian Series Trust (3 portfolios).  The term “Fund Complex” does not include other funds that are a part of the same group of investment companies, including funds sponsored by Jackson.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Michael Bell (51)1 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present) President and Chief Executive Officer (11/2010 to present)	58
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer of Curian Capital , LLC (12/2005 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present)
Independent Trustees
David W. Agostine (52) 7601 Technology Drive Denver, CO 80237	Chairman of the Board and Trustee2 (10/2011 to present)	58
Principal Occupation(s) During Past 5 Years:
Principal, Market Metrics, LLC (01/2011 to present); President, Dividend Capital Investments, Inc. (2007 to 12/2010); Principal Executive Officer and President, DCI Group/BlackCreek Global Advisors (2007 to present)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present); Trustee, Dividend Capital Investments, Inc. (2007 to present)
Gregory P. Contillo (58) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	58
Principal Occupation(s) During Past 5 Years: President, Crystal River Partners (2005 to present); President of MKA Capital Group Advisors, LLC (2007 to 2008)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (9/2011 to present)

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Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Dylan E. Taylor (43) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	58
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer, USA, Colliers International (commercial real estate advisory firm) (06/2009 to present); President, Grubb & Ellis Company (commercial real estate advisory firm) (5/2008 to 6/2009); Executive Vice President, Grubb & Ellis Company (1/2008 to 6/2009); President – Corporate Services Group, Grubb & Ellis Company (10/2007 to 6/2009); Acting President – Global Client Services, Grubb & Ellis Company (1/2008 to 5/2008)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present)
Mark S. Wehrle (56) 7601 Technology Drive Denver, CO 80237	Trustee2 (07/2013 to present)	58
Principal Occupation(s) During Past 5 Years:
Broker, RE/MAX Professionals (04/2011 to present); Adjunct Professor of Accounting, University of Denver School of Accountancy (01/2011 to present); Partner, Deloitte & Touche LLP (09/1987 to 01/2011)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (07/2013 to present)
Scot T. Wetzel (45) 7601 Technology Drive Denver, CO 80237	Trustee2 (10/2011 to present)	58
Principal Occupation(s) During Past 5 Years:
Founder, Managing Director & Chief Executive Officer, Crestmoor Advisors, LLC (2010 to present); Chief Executive Officer, United Western Bancorp, Inc. (2005 to 2010)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Curian Series Trust (11/2010 to present); Inside Director of United Western Bancorp, Inc. (12/2005 to 4/2010)
1 Michael Bell is an “interested person” of the Trust due to his position with Curian Capital , LLC .

2 The Chairman of the Board, interested and independent Trustees are elected to serve for an indefinite term.

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Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Emily Bennett (30) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (5/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Attorney of Jackson National Asset Management, LLC (“JNAM”) (10/2013 to present); Assistant Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (5/2012 to present); Attorney of JNAM (11/2011 to 10/2013); Departmental Specialist, Michigan Public Health Institute (7/2010 to 10/2011); Legal Assistant, Guyselman & Ehnis-Clark (4/2009 to 7/2010)

Danielle A. Bergandine (33) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Senior Compliance Analyst of JNAM (6/2009 to present); Compliance Analyst of JNAM (08/2006 to 6/2009)
Karen J. Buiter (48) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Vice President – Financial Reporting of JNAM (4/2008 to 6/2010); Assistant Treasurer of other investment companies advised by JNAM (12/2008 to present); Assistant Treasurer of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present)

Angela Burke (31) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2013 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Attorney of JNAM (04/2013 to present); Assistant Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (6/2013 to present); Senior Analyst - Tax of JNAM (01/2011 to 04/2013); Senior Consultant of Deloitte Tax LLP (01/2008 to 01/2011)

Kelly L. Crosser (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by JNAM (9/2007 to present); Assistant Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present)

Diana R. Gonzalez (35) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (9/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Associate General Counsel of JNAM (10/2013 to present); Senior Attorney of JNAM (5/2012 to 10/2013 ); Assistant Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (9/2012 to present); Counsel of Sun Life Financial, Inc. (4/2008 to 5/2012); Senior Compliance Manager of Bank of America Corporation (3/2006 to 4/2008)

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Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Daniel W. Koors (43) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of JNAM (1/2009 to present) and Chief Operating Officer of JNAM (5/2011 to present); Chief Financial Officer of JNAM (1/2007 to 4/2011); Vice President of JNAM (1/2007 to 12/2008); Vice President of other investment companies advised by JNAM (12/2006 to present), Treasurer and Chief Financial Officer of other investment companies advised by JNAM (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

Joseph O’Boyle (50) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (5/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer – Curian Funds (4/2012 to present); Chief Compliance Officer, Guggenheim Funds (2011 – 2012); Chief Compliance Officer, Calamos Investments (“Calamos”) (2008 – 2011)

Gerard A. M. Oprins (54) 1 Corporate Way Lansing, MI 48951	Vice President (3/2012 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Financial Officer of JNAM (4/2011 to present); Vice President, Treasurer and Chief Financial Officer of other investment companies advised by JNAM (11/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012 to present); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

Michael Piszczek (56) 1 Corporate Way Lansing, MI 48951	Vice President (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Tax of JNAM (7/2011 to present); Assistant Vice President – Tax of JNAM (11/2007 to 6/2011); Vice President of other investment companies advised by JNAM (11/2007 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007)

Susan S. Rhee (42) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer & Secretary (10/2011 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of JNAM (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of JNAM; Vice President, Counsel, and Secretary of other investment companies advised by JNAM (2/2004 to present); Vice President, Chief Legal Officer & Secretary of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Board Of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management.  The Board consists of five Trustees who are not ‘interested persons’ (the “Independent Trustees”) and one interested Trustee.  The Independent Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

The Chairman of the Board is an Independent Trustee.  The Chairman presides at all meetings of the Board at which the Chairman is present.  The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and

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operating documents and by the Board, which may include acting as a liaison with service providers, attorneys, the Trust’s officers, including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a committee structure to assist in overseeing the Trust.  The Board has established an Audit Committee and a Nominating and Governance Committee (the “Governance Committee”).  Each Committee is comprised exclusively of Independent Trustees.  The chairperson(s) of each committee, among other things, facilitates communication among the Independent Trustees, Trust management, service providers, and the full Board.  The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust, including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of each Fund.  The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Funds.  As part of its oversight of risks, the Board or its Committee receive and consider reports from a number of parties, such as the Investment Adviser, the sub-advisers, portfolio managers, the Trust’s independent registered public accountants, the Trust’s officers, including the Chief Compliance Officer, and outside counsel.  The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks.  It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed.  Further, certain risks may arise that were unforeseen.

Committees of the Board of Trustees

The Audit Committee assists the Board in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports.  The Audit Committee is responsible for providing the Board a recommendation for the Trust’s independent auditor and the auditor’s fee.  The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally.  As of July 1, 2013, Messrs. Agostine, Contillo, Taylor, Wehrle, and Wetzel are members of the Audit Committee.  Mr. Wehrle serves as Chair of the Audit Committee   The Audit Committee had four meetings in the last fiscal year.

The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board.  The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o Chair of the Committee, Gregory Contillo, Curian Variable Series Trust, 7601 Technology Way, Denver, Colorado, 80237.  As of July 1, 2013, Messrs. Agostine, Contillo, Taylor, Wehrle, and Wetzel are members of the Nominating and Governance Committee.  Mr. Contillo serves as Chair of the Nominating and Governance Committee.   The Nominating and Governance Committee had two meetings in the last fiscal year.

Certain Positions of Independent Trustees and their Family Members

As of December 31, 2013 [TO BE UPDATED BY AMENDMENT] , none of the Independent Trustees, nor any member of a Independent Trustee’s immediate family, held a position (other than the Independent Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund, and/or (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

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Ownership of Trustees of Shares in the Funds of the Trust

As is described in the Prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to Jackson qualified and non-qualified retirements plans.  Therefore, as of December 31, 2013 [TO BE UPDATED BY AMENDMENT] , none of the Trustees beneficially owned interests in shares of the Funds.

Ownership by Independent Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2013 [ TO BE UPDATED BY AMENDMENT ] , none of the Independent Trustees, nor any member of an Independent Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

Trustee and Officer Compensation

The Trustee who is an “interested person” receives no compensation from the Trust.  As of January 1, 2014 , each Independent Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $ 100,000 , as well as a fee of $ 7,500 for each meeting of the Board attended.  The Chairman of the Board, if an Independent Trustee, receives an annual retainer of $ 130,000 , as well as a fee of $ 7,500 for each meeting of the Board attended.   The Chair of the Audit Committee receives an additional annual retainer of $13,000 for his services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting.  The Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000 for his services in that capacity.   The members of the Nominating and Governance Committee receive $ 2,500 for each in-person or telephonic Nominating and Governance Committee meeting.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

The Independent Trustees and the Trust’s Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2013 [ TO BE UPDATED BY AMENDMENT ] :

Trustee/Officer	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex1
David W. Agostine		$$0	$0	$
Gregory P. Contillo		$$0	$0	$
Dylan E. Taylor		$$0	$0	$
Mark S. Wehrle 2		$$0	$0	$_____ 3
Scot T. Wetzel		$$0	$0	$ 4
Joseph O’Boyle 5		$$0	$0	$

1 The fees paid to the I ndependent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).   The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.   The total fees paid to all the I ndependent Trustees from the Trust and Fund Complex is $ _______ .
2 Mr. Wehrle was elected a Trustee of the Trust on July 1, 2013.
3 Amount includes $______ deferred by Mr. Wehrle.
4 Amount includes $ ______ deferred by Mr. Wetzel.
5 Mr. O’Boyle’s compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex . The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis on net assets .

Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

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Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board.  The Nominating and Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates.  The Board and Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Nominating and Governance Committee may engage from time to time and will also consider shareholder recommendations.  The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee.  In evaluating Trustee nominees, the Board and the Nominating and Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Board and the Nominating and Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.  There are no differences in the manner in which the Board and the Nominating and Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Nominating and Governance Committee, Gregory Contillo .  At a minimum, the recommendation should include:

•	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

•	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;

•	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and

•
The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Additional Information Concerning The Trustees

Below is a discussion, for each Trustee, of the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee.  The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination.  In reaching its conclusions, the Board considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Michael Bell.  Mr. Bell has served as the President and Chief Executive Officer of Curian Capital and Curian Clearing LLC since 2005.  In addition, Mr. Bell is a certified public accountant and corporate finance attorney.  The Board

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concluded that Mr. Bell is suitable to act as Trustee of the Fund because of his extensive financial experience and professional leadership.

David W. Agostine.  Mr. Agostine has over 18 years experience in planning/executing strategic business development, operational and financial initiatives for investment management organizations.  He currently serves as the Principal for Market Metrics, LLC and prior to that was both the President/Fund Board Trustee of Dividend Capital Investments, Inc. as well as the President of DCI Group/Black Creek Global Advisors.  The Board concluded that Mr. Agostine is suitable to act as Trustee of the Trust because of his understanding of the financial services industry and his prior and current work experience.

Gregory P. Contillo.  Mr. Contillo has been the President of Crystal River Partners since 2005.  In addition, Mr. Contillo from 2007 to 2008 was President of MKA Capital Group Advisors, LLC, where he had primary responsibility to reorganize, restructure, and close two hedge funds.  The Board concluded that Mr. Contillo is suitable to act as Trustee of the Trust because of his understanding of the financial services industry and his prior and current work experience.

Dylan E. Taylor.  Mr. Taylor has been the Chief Executive Officer of USA for Colliers International since 2009.  In addition, he has served as an Advisory Board Member of Metropolitan Capital Bank and as a Board Member of Tecta America.  He also served in numerous capacities, including President, for Grubb & Ellis Company from November 2005 to June 2009.  The Board concluded that Mr. Taylor is suitable to act as Trustee of the Trust because of his professional leadership and directorship experience.

Mark S. Wehrle.   Mr. Wehrle has over 30 years of general business experience and he has specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner serving financial services entities, including mutual funds.  The Board concluded that Mr. Wehrle is suitable to act as Trustee of the Trust because of his accounting and business experience.

Scot T. Wetzel.  Mr. Wetzel is an accomplished banking and business professional, with 20 years of extensive general business and financial services experience in both the public and private sector.  The Board concluded that Mr. Wetzel is suitable to act as Trustee of the Trust because of his substantial knowledge of organizing, managing, and leading public and private company, bank, and civic board of directors.

VII.PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of April ____, 2014 [TO BE UPDATED BY AMENDMENT] , the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.   However, as the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund has not yet commenced operations as of the date of this SAI, the Investment Adviser owned 100% of the outstanding shares of the Fund for the purpose of providing seed capital to the Fund.  Accordingly, as of the date of this SAI, the Investment Adviser owned a controlling interest in the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund.   Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of a Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes

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referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the 1940 Act.

As of April ____, 2014 [TO BE UPDATED BY AMENDMENT] , the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares owned

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant investment divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  As of April ____, 2014 [TO BE UPDATED BY AMENDMENT] , no persons were deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of the Fund(s).

VIII.INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser and Portfolio Managers

Curian Capital, LLC

Curian Capital, 7601 Technology Way, Denver, CO 80237, is the investment adviser to the Trust.  As investment adviser, Curian Capital provides the Trust with professional investment supervision and management.  The Investment Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

Curian Capital acts as investment adviser to the Funds pursuant to an Investment Advisory and Management Agreement (“Investment Advisory Agreement”).

The Investment Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board.  It may be terminated at any time upon 60 days notice by the Investment Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment.  Additional Funds may be subject to a different agreement.  The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays the Investment Adviser a fee in respect of each Fund as described in the Prospectus.  The fee paid by the Trust to the Adviser for the fiscal year ended December 31, 2013 was $________.   [TO BE UPDATED BY AMENDMENT]

For the fiscal years ended December 31, 2013 and 2012 , the fees incurred by each Fund (before any fee waiver) pursuant to the Investment Advisory Agreement were as follows [TO BE UPDATED BY AMENDMENT] :

Fund	December 31, 2013	December 31, 2012
Curian Guidance – Interest Rate Opportunities Fund 2	$	N/A
Curian Guidance – Multi-Strategy Income Fund 3	$	N/A
Curian Guidance – Equity Income Fund 4		$$11,894
Curian Guidance – Conservative Fund 5		$$16,482
Curian Guidance – Moderate Fund 6		$$28,078
Curian Guidance – Growth Fund 7	$	N/A
Curian Guidance – Moderate Growth Fund 8		$$39,573

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Fund	December 31, 2013	December 31, 2012
Curian Guidance – Maximum Growth Fund 9		$$11,708
Curian Guidance – Tactical Moderate Growth Fund 10		$$42,237
Curian Guidance – Tactical Maximum Growth Fund 11		$$14,175
Curian Guidance – Institutional Alt 65 Fund 12		$$29,939
Curian Guidance – Institutional Alt 100 Conservative Fund 13	$	N/A
Curian Guidance – Institutional Alt 100 Moderate Fund 14		$$75,732
Curian Guidance – Institutional Alt 100 Growth Fund 15	$	N/A
Curian Guidance – International Opportunities Conservative Fund 16	$	N/A
Curian Guidance – International Opportunities Moderate Fund 17	$	N/A
Curian Guidance – International Opportunities Growth Fund 18	$	N/A
Curian Guidance – Equity 100 Fund 19		$$705
Curian Guidance – Fixed Income 100 Fund 20		$$1,460
Curian Guidance – Real Assets Fund 21	$	N/A
Curian Tactical Advantage 35 Fund 22		$$44,459
Curian Tactical Advantage 60 Fund 23		$$63,720
Curian Tactical Advantage 75 Fund 24		$$58,794
Curian Dynamic Risk Advantage – Diversified Fund		$$492,133
Curian Dynamic Risk Advantage – Growth Fund		$$198,961
Curian Dynamic Risk Advantage – Income Fund 25		$$220,727
Curian/Aberdeen Latin America Fund	$	N/A
Curian/American Funds Global Growth Fund 2 6	$	N/A
Curian/American Funds Growth Fund 27		$$19,308
Curian/AQR Risk Parity Fund 28	$	N/A
Curian/Ashmore Emerging Market Small Cap Equity Fund	$	N/A
Curian/Baring International Fixed Income Fund	$	N/A
Curian/BlackRock Global Long Short Credit Fund	$	N/A
Curian/DFA U.S. Micro Cap Fund		$$288,688
Curian/DoubleLine® Total Return Fund 29	$	N/A
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$	N/A
Curian/Epoch Global Shareholder Yield Fund		$$75,313
Curian/FAMCO Flex Core Covered Call Fund		$$66,648
Curian Focused International Equity Fund 30	$	N/A
Curian Focused U.S. Equity Fund 31	$	N/A
Curian/Franklin Templeton Frontier Markets Fund		$$490,250
Curian/Franklin Templeton Natural Resources Fund		$$767,963
Curian/Lazard International Strategic Equity Fund	$	N/A
Curian Long Short Credit Fund	$	N/A
Curian/Neuberger Berman Currency Fund		$$428,932
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund 1	N/A	N/A
Curian/Nicholas Convertible Arbitrage Fund		$$886,526
Curian/PineBridge Merger Arbitrage Fund		$$847,204
Curian/PIMCO Credit Income Fund		$$62,305
Curian/Schroder Emerging Europe Fund	$	N/A
Curian/T. Rowe Price Capital Appreciation Fund 32	$	N/A
Curian/The Boston Company Equity Income Fund		$$43,535
Curian/UBS Global Long Short Fixed Income Opportunities Fund 33	$	N/A
Curian/CenterSquare International REIT Fund 34	$	N/A
Curian/Van Eck International Gold Fund		$$207,962

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1 As of December 31, 2013, no fees have been paid by the Fund to the Investment Adviser, because the Fund had not yet commenced operations.
2 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
3 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
4 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
5 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
6 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
7 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
8 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
9 The Investment Adviser waived $______of its management fee for the fiscal years ended December 31, 2013.
10 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
11 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
12 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
13 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
14 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
15 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
16 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
17 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
18 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
19 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
20 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
21 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
22 The Investment Adviser waived $______ and $17,784 of its management fee for the fiscal years ended December 31, 2013 and 2012, respectively.
23 The Investment Adviser waived $______ and $25,488 of its management fee for the fiscal years ended December 31, 2013 and 2012, respectively.
24 The Investment Adviser waived $______ and $23,517 of its management fee for the fiscal years ended December 31, 2013 and 2012, respectively.
25 The Investment Adviser waived $______ and $81,320 of its management fee for the fiscal years ended December 31, 2013 and 2012, respectively.
26 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
27 The Investment Adviser waived $______ and $11,358 of its management fee for the fiscal years ended December 31, 2013 and 2012, respectively.
28 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
29 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
30 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
31 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
32 The Investment Adviser waived $______ of its management fee for the fiscal years ended December 31, 2013.
33 Until September 16, 2013, Fund was named Curian/UBS Global Long Short Income Opportunities Fund.
34 Until April 28, 2014, Fund was named Curian/Urdang International REIT Fund.

Curian Capital determines the allocations for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund.

Portfolio Manager Compensation Structure

Compensation for all Curian Capital portfolio management personnel consists of both a salary and a bonus component.  The salary component is fixed on an annual basis subject to an annual review for potential merit increases.  Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm.  The annual bonus component is discretionary based on the portfolio manager’s individual performance and the overall performance of Curian Capital, taking into account both qualitative and quantitative performance measures in the management of their funds and other responsibilities.  Bonuses are calculated based on a combination of factors, including, assets under management, sales, investment performance, and company profitability.  Portfolio managers may also receive long-term incentive awards in the form of Phantom Options that vest over time, the value of which will increase or decrease based upon the overall performance of the operations of Curian Capital and other U.S. based affiliates.  In order to help retain its employees, the long-term incentive program has a four-year cliff vesting.

70

Employees are also eligible to participate in a 401(k) program which has a company match that includes a contribution based on the profitability of Curian Capital and its U.S. based affiliates.  Employees are not eligible for other deferred compensation or pension plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
James W. Gilmore

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
James W. Gilmore

Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
James W. Gilmore
Brian Hargreaves

71

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
James W. Gilmore
Brian Hargreaves

Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
Clint Pekrul
Jonathan Shiffer

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Steven B. Young
Clint Pekrul
Jonathan Shiffer

Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.  Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  The manager

72

seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While Curian Capital and the Funds have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, Curian Capital and the Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of the Portfolio Managers for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, and Curian Guidance – International Opportunities Growth Fund

Security Ownership of Portfolio Manager	Steven B. Young	James W. Gilmore
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund

Security Ownership of Portfolio Manager	Steven B. Young	James W. Gilmore	Brian Hargreaves
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

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Security Ownership of the Portfolio Managers for the Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund

Security Ownership of Portfolio Manager	Steven B. Young	Clint Pekrul	Jonathan Shiffer
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Investment Sub-Advisers and Portfolio Managers

In addition to providing the services described above, the Investment Adviser may, subject to the approval of the Board, select, contract with and compensate Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Investment Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Board.

Aberdeen Asset Managers Limited (“Aberdeen”)

Aberdeen, located at 10 Queens Terrace, Aberdeen, United Kingdom, AB10 1YG, serves as the Sub-Adviser to the Curian/Aberdeen Latin America Fund.  Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC. Aberdeen provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

Portfolio Manager Compensation

Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager.  The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for its clients and shareholders.  Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

The policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme.  The aggregate value of awards in any year is dependent on the group’s overall performance and profitability.  Consideration is also given to the levels of bonuses paid in the market.  Individual awards which are payable to all members of staff are non-pensionable, are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in AAM PLC or select Aberdeen funds (where applicable).  Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary
Any increase is to reflect inflation and is applied in a manner consistent with other group employees; any other increases must be justified by reference to promotion or changes in responsibilities.  The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.

Annual Bonus
The Policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme.  The Remuneration Committee determines the KPI’s that will be applied in considering the overall size of the bonus pool.

74

In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap.  However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability.  Consideration is also given to the levels of bonuses paid in the market.  Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations.  To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process.  A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes.  Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment.  Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Long-Term Incentives
As part of an effective remuneration package, a long-term incentive plan is used to structure the package so as to retain, motivate, and reward key staff members with a view to improving their performance and thereby increasing the value of the Aberdeen Group for the benefit of shareholders. Long-term incentive plans can be either fund or share based and typically vest over one, two and three year periods.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

75

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Mark Gordon-James
Joanne Irvine
Devan Kaloo
Fiona Manning
Nick Robinson

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Mark Gordon-James
Joanne Irvine
Devan Kaloo
Fiona Manning
Nick Robinson

Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another.  However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account.  The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by Aberdeen or its affiliates.  Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Investment Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that the benefits from the Aberdeen organization outweigh any disadvantage that may arise from exposure to

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simultaneous transactions.  The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Curian/Aberdeen Latin America Fund

Security Ownership of Portfolio Managers	Mark Gordon-James	Joanne Irvine	Devan Kaloo	Fiona Manning	Nick Robinson
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

AQR Capital Management, LLC (“AQR”)

AQR, located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as the Sub-Adviser to the Curian/AQR Risk Parity Fund.  AQR is a Delaware limited liability company formed in 1998.  AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“Holdings”), which has no activities other than holding the interest of AQR.  AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings.  Clifford S. Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in AQR LP.

Portfolio Manager Compensation

Compensation for Portfolio Managers that are Principals:  The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR.  Distributions to each portfolio manager are based on cumulative research, leadership, and other contributions to AQR.  Revenue distributions are also a function of assets under management and performance of the funds managed by AQR.  There is no direct linkage between performance and compensation.  However, there is an indirect linkage in that superior performance tends to attract assets and thus increases revenues.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John M. Liew
Brian K. Hurst
Michael Mendelson
Yao Hua Ooi

77

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John M. Liew
Brian K. Hurst
Michael Mendelson
Yao Hua Ooi

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families.  Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”).  Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Fund, on the one hand, and the management of other accounts on the other.  The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  Because of their position with the Fund, the portfolio managers know the size, timing, and possible market impacts of the Fund’s trades.  It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.  A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with similar investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR or its affiliates, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be a limited opportunity to sell an investment held by the Fund and another account.  Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.  As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice.  Subject to applicable laws and/or account restrictions, AQR may buy, sell, or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

AQR and the Fund’s portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund, other funds managed by AQR or its affiliates, separately managed accounts, and other accounts.

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Security Ownership of Portfolio Managers for the Curian/AQR Risk Parity Fund

Security Ownership of Portfolio Managers	John M. Liew	Brian K. Hurst	Michael Mendelson	Yao Hua Ooi
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Ashmore equity investment management (US) LLC (“Ashmore”)

Ashmore, located at 1001 19th Street North, Arlington, Virginia 22209, serves as Sub-Adviser to the Curian/Ashmore Emerging Market Small Cap Equity Fund.  Ashmore is an investment advisory firm focused on equity investments in emerging markets for institutional investors and has been in business since 1987.   Prior to July 1, 2013, Ashmore operated under the name Ashmore EMM, L.L.C.   Prior to June 1, 2011, Ashmore operated under the name Emerging Markets Management, L.L.C.  Ashmore offers its services through separate accounts, private investment funds, and mutual funds registered under the U.S. Investment Company Act of 1940.  Ashmore is a privately-held company with the ultimate parent company being Ashmore Group plc.  Ashmore Group plc is a public company domiciled in England and listed on the London Stock Exchange.

Portfolio Manager Compensation

Ashmore’s current compensation structure consists of base salary plus bonus. Consistent with Ashmore’s compensation philosophy, bonus payments to analytical and senior non-investment staff consist of at least a 60% pay-out in cash and up to 40% in equity, which will vest five years post grant but have immediate rights to distributions. Additionally, a large percentage of the investment professionals hold direct interests in Ashmore.

Overall performance for the company wide funds, as well as particular country and/or region covered by a Portfolio Manager and/or Analyst (firmwide for all portfolios) determines a key portion of the bonus compensation. Other factors include analytical capabilities and productivity (e.g., company reports, target portfolio reviews, travel to region, etc.). Commitment and communication skills are also factored in the overall assessment. Compensation is primarily dependent on performance as described above rather than asset gathering.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Felicia Morrow
Cindy Chi
John DiTieri
Alejandro Garza
Peter Trofimenko

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Felicia Morrow
Cindy Chi
John DiTieri
Alejandro Garza
Peter Trofimenko

Conflicts of Interest

Conflicts of interest can arise where: (i) the interests of Ashmore conflict with those of a client (firm vs. client conflicts) and (ii) the interests of one client conflict with those of another client (client vs. client conflicts). Ashmore has policies and arrangements in place to identify and manage conflicts of interest that may arise between the firm and its clients or between the firm’s different clients. Ashmore has a policy of independence that requires the firm’s staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail. Ashmore places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Connected entity investment decisions – Ashmore acts as manager, investment manager, advisor, or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the firm may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the firm’s remuneration based thereon, Ashmore will at all times have regard to their obligations to each client, taking into account such clients’ investment restrictions and other relevant factors.

Staff personal investments – certain directors and employees of the firm or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, Ashmore Group plc or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Aggregation of transactions in investments – Ashmore may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client’s exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

Allocation of transactions in investments – Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Ashmore’s clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. Ashmore’s policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients – Ashmore may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the firm or an affiliated company is the manager or investment manager (for example for a fund of fund). Ashmore may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each

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client, on arms’ length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption requirements, and where the firm determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment. Ashmore has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice – In providing the above set of principles through which Ashmore intends to manage any potential conflicts of interest, the firm intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure Ashmore makes no representation or warranty as to how it may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between Ashmore and any client.

Security Ownership of Portfolio Managers for the Curian/Ashmore Emerging Market Small Cap Equity Fund

Security Ownership of Portfolio Managers	Felicia Morrow	Cindy Chi	John DiTieri	Alejandro Garza	Peter Trofimenko
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Baring International Investment Limited (“Barings”)

Barings, located at 155 Bishopsgate, London EC2M-3XY, serves as Sub-Adviser to the Curian/Baring International Fixed Income Fund.  Barings is an indirect wholly-owned subsidiary of MassMutual and has been part of the MassMutual Financial Group since March 2005.  Barings is an autonomous money management firm within the MassMutual family of asset management companies. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management LLC, the “BAM Group”).

Portfolio Manager Compensation

Barings offers a highly competitive compensation package, which is focused on rewarding the people who create the greatest value. It consists of three key components:

•	A competitive base salary

•
An annual bonus - For investment professionals, at least 2/3 of the bonus is based on investment performance, via an analytical system which tracks the one and three-year performance of our investment professionals. The remainder is a subjective assessment of the individual’s sharing of investment insights firm-wide and their efforts in client service. The benefits of this approach are the transparency and accountability that it brings.

•
An equity-based long-term incentive scheme - Approximately 70 key employees, including members of the investment staff, participate. Each year approximately 40% of bonuses are invested directly in phantom equity in Barings with a 2.5 year vesting period. These shares are valued quarterly based on a formula linked to firm revenues, profits, and assets under management. Equity ownership in Barings is designed to promote a partnership culture within the organization.

Barings believes it is critically important to tie our investment teams’ remuneration to the delivery of results for its clients as fund management is our only business and our future depends on delivering strong results.  Its group philosophy on compensation focuses on allowing key employees to participate in the success of our firm. Barings

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is incentive oriented: contributions to client results are more important than an individual's title or longevity with the firm in determining their total compensation.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Richard Balfour, CFA
Angelina Chueh

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Richard Balfour, CFA
Angelina Chueh

Conflicts of Interest

The potential for material conflicts of interest may exist when a portfolio manager has responsibilities for the day-to-day management of multiple accounts. Barings has identified areas where material conflicts of interest are most likely to arise, and has adopted policies and procedures that it believes are reasonably designed to address such conflicts.  It is possible that an investment opportunity may be suitable for both a Fund and other accounts managed by the Portfolio Managers, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. Barings has procedures in place to ensure fair treatment of clients in the allocation of trades. Trades are pre-allocated to the relevant accounts before the order is relayed to the broker. Monitoring is undertaken on a sample basis by compliance to verify that the procedures governing fair allocation and fair participation have been followed and that there are no related issues which give rise to any concerns.  Other conflicts of interest may arise as a result of the Portfolio Managers managing both a Fund’s investments and the investments of other accounts, and the above is not a complete description of every conflict of interest that could be deemed to exist.

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Security Ownership of Portfolio Managers for the Curian/Baring International Fixed Income Fund

Security Ownership of Portfolio Managers	Richard Balfour, CFA	Angelina Chueh
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

BlackRock Financial Management, Inc. (“BFM”) & BlackRock International Limited (“BIL”)

BlackRock Financial Management, Inc. (“BFM”) is located at 55 East 52nd Street, New York, NY 10055 and BlackRock International Limited (“BIL”) is located at 40 Torphichen Street, Edinburgh, United Kingdom EH3 8JB serve as the Sub-Advisers to the Curian/BlackRock Global Long Short Credit Fund.  BFM and BIL are wholly-owned subsidiaries of BlackRock, Inc.

Portfolio Manager Compensation Structure

Portfolio Manager Compensation Overview
BFM and BIL’s financial arrangements with their portfolio managers, their competitive compensation and their career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BFM and BIL such as its Long-Term Retention and Incentive Plan.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary Incentive Compensation
As a general rule, discretionary incentive compensation for Fundamental Equity portfolio managers is based on a formulaic compensation program.  BFM and BIL’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods.  If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  BFM and BIL’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for each team are set out in the below table.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. All factors are considered collectively by BFM and BIL management.

Among other things, BFM and BIL’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1-, 3-, 5- and 10-year periods, as applicable. With respect to the performance of the other Index and Multi-Asset Funds noted herein performance is measured on, among other things, a pre-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable.

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Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BFM and BIL investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BFM and BIL’s ability to sustain and improve its performance over future periods.  Providing a portion of annual bonuses in deferred cash awards that notionally track the BFM and BIL investment products they manage provides direct alignment with investment product results.

Long-Term Retention and Incentive Plan (“LTIP”) — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance.  Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.  Messrs. Phelps and Tarnow have received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BFM and BIL employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options.  Messrs. Phelps and Tarnow have participated in the deferred compensation program.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BFM and BIL employees are eligible to participate, including a 401(k) plan, the BFM and BIL Retirement Savings Plan (RSP), and the BFM and BIL Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BFM and BIL contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Michael Phelps
Joshua Tarnow

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Michael Phelps
Joshua Tarnow

Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BFM and BIL have built professional working environments, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BFM and BIL have adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BFM and BIL furnish investment management and advisory services to numerous clients in addition to the Fund, and BFM and BIL may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BFM or BIM, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BFM and BIL, their affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BFM and/or BIL recommends to the Fund.  BFM and BIL, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BFM and/or BIL with respect to the same securities.  Moreover, BFM and BIL may refrain from rendering any advice or services concerning securities of companies of which any of BFM and BIL’s (or their affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BFM and BIL or any of their affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  It should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As fiduciaries, BFM and BIL owe a duty of loyalty to their clients and must treat each client fairly.  When BFM and BIL purchase or sell securities for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties.  BFM and BIL attempt to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BFM and BIL have adopted policies that are intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  These policies also seek to achieve reasonable efficiency in client transactions and provide BFM and BIL with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

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Security Ownership of Research Portfolio Coordinators for the Curian/BlackRock Global Long Short Credit Fund

Security Ownership of Research Portfolio Coordinators	Michael Phelps	Joshua Tarnow
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Dimensional Fund Advisors LP

Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746, serves as Sub-Adviser to the JNL/DFA U.S. Micro Cap Fund.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of December 31, 2013 , assets under management for all DFA affiliated advisors totaled approximately $ [TO BE UPDATED BY AMENDMENT] billion.

Portfolio Manager Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Global Small & Mid Cap Fund or other accounts that they manage.  DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:

•	BASE SALARY. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.
•	SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based on the factors described above.
•
RESTRICTED STOCK.  Portfolio managers may be awarded the right to purchase restricted shares of DFA’s stock as determined from time to time by the Board of Directors of DFA or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.  In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph H. Chi
Jed S. Fogdall
Henry F. Gray

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph H. Chi
Jed S. Fogdall
Henry F. Gray

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day responsibilities with respect to multiple accounts.  In addition to the Curian/DFA U.S. Micro Cap Fund (“Portfolio”), other accounts may include registered mutual funds, unregistered pooled investment vehicles, and accounts managed for organizations and individuals (“Accounts”).  An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio or apparent conflicts of interest include:

•
TIME MANAGEMENT.  The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts.  DFA seeks to manage such competing interests for the time and attention of the portfolio manager by having the portfolio manager focus on a particular investment discipline.  Certain Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

•
INVESTMENT OPPORTUNITIES.  It is possible that at times identical securities will be held by both the Portfolio and one or more Accounts.  However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts.  To deal with these situations, DFA has adopted procedures for allocating portfolio transactions across the Portfolio and Accounts.

•
BROKER SELECTION. With respect to securities transactions for the Portfolio, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and an Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•
PERFORMANCE-BASED FEES.  For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

•
INVESTMENT IN AN ACCOUNT. A portfolio manager or his/her relatives may invest in an account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which the portfolio manager has portfolio management responsibilities.

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DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Research Portfolio Coordinators for the Curian/DFA U.S. Micro Cap Fund

Security Ownership of Portfolio Manager(s)	Joseph H. Chi	Jed S. Fogdall	Henry F. Gray
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

DoubleLine® Capital LP (“DoubleLine”)

DoubleLine is located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. DoubleLine is an independent, employee-owned money management firm, founded in 2009.  DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of December 31, 2013, DoubleLine had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

Portfolio Manager Compensation Structure

The overall objective of the compensation program for portfolio managers is for DoubleLine to attract competent and expert investment professionals and to retain them over the long-term.  Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and DoubleLine.  Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation in DoubleLine.  Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible.  Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time.  It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses.  However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of DoubleLine, through direct ownership interests in DoubleLine or participation in stock option or stock appreciation plans of DoubleLine. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of DoubleLine as a whole.  Participation is generally determined in the discretion of DoubleLine, taking into account factors relevant to the portfolio manager’s contribution to the success of DoubleLine.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.  DoubleLine may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process.  Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.  Among the factors considered are: relative investment performance of portfolios (although

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there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of DoubleLine’s leadership criteria.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31 , 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jeffrey E. Gundlach
Philip A. Barach

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jeffrey E. Gundlach
Philip A. Barach

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other.  Potential and actual conflicts of interest also may result because of DoubleLine’s other business activities.  Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades.  It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

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Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, DoubleLine’s investment outlook, cash availability and a series of other factors.  DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer.  In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest.  In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of DoubleLine or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities.  Additionally, if DoubleLine acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.  When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Broad and Wide-Ranging Activities. The portfolio managers, DoubleLine and its affiliates engage in a broad spectrum of activities.  In the ordinary course of their business activities, the portfolio managers, DoubleLine and its affiliates may engage in activities where the interests of certain divisions of DoubleLine and its affiliates or the interests of their clients may conflict with the interests of the shareholders of the Fund.

Possible Future Activities. DoubleLine and its affiliates may expand the range of services that it provides over time. Except as provided herein, DoubleLine and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein.  DoubleLine and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by the Fund.  These clients may themselves represent appropriate investment opportunities for the Fund or may compete with a Fund for investment opportunities.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment.  Such circumstances may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.  DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and performance fee based accounts on a fair and equitable basis over time.

Security Ownership of Portfolio Managers for the Curian/DoubleLine Total Return Fund

Security Ownership of Portfolio Manager(s)	Jeffrey E. Gundlach	Philip A. Barach
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

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Eaton Vance Management (“Eaton Vance”)

Eaton Vance, located at Two International Place, Boston, MA, 02110, serves as Sub-Adviser to the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund.  Eaton Vance is a registered investment advisor and is one of the oldest financial services firms in the United States, with a history dating back to 1924.  Eaton Vance’s principal business is creating, marketing and managing investment companies (open-end and closed-end mutual funds) and providing investment management services to individual investors and institutions.

Portfolio Manager Compensation Structure

Compensation of portfolio managers and other investment professionals at Eaton Vance has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance’s employees.  Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Portfolio Manager Compensation. Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration is given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) includes consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

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Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John R. Baur
Michael A. Cirami
Eric A. Stein

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John R. Baur
Michael A. Cirami
Eric A. Stein

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises.

In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate Eaton Vance based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Investment performance is considered on an aggregate basis and thus our portfolio managers are not incentivized to favor one product or account to the detriment of another.

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Security Ownership of Portfolio Managers for the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

Security Ownership of Portfolio Managers	John R. Baur	Michael A. Cirami	Eric A. Stein
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Epoch Investment Partners, Inc. (“Epoch”)

Epoch, located at 399 Park Avenue, New York, New York 10022, serves as Sub-Adviser to the Curian/Epoch Global Shareholder Yield Fund.   Epoch is a wholly owned subsidiary of The Toronto-Dominion Bank, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.

Portfolio Manager Compensation

Epoch seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate all employees. Investment professionals receive a base salary and an annual bonus, a portion of which is deferred and vests over time. Investment professionals are compensated based on the performance of their strategy, their contribution to that performance, the overall performance of the Firm and their contribution to the betterment of the Firm through corporate citizenship. Management reviews product performance, including risk-adjusted returns over one-, three- and five-year periods in assessing an investment professional’s performance and compensation. Each portfolio manager and analyst’s security selection and weighting recommendations are reviewed on an annual basis.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Eric Sappenfield
Michael A. Welhoelter
William W. Priest

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Eric Sappenfield
Michael A. Welhoelter
William W. Priest

Conflicts of Interest

In Epoch’s view, conflicts may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Epoch’s other clients and/or account (together, the “Accounts”), on the other.  Set forth below is a brief description of some of the material conflicts that may arise and Epoch’s policy or procedure for handling them.  Although Epoch has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention.  Epoch seeks to minimize this by utilizing one investment approach (i.e., focus on free-cash-flow), and by managing all Accounts on a strategy specific basis.  Thus, all Global Equity Shareholder Yield Accounts, whether they be fund accounts, institutional accounts, or individual accounts, are managed using the same investment discipline, strategy, and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity.  However, Epoch has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly.  First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/initial order preparation.  Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account.  The only changes to the allocations made at the time of the creation of the order are if there is a partial fill for an order.  Depending on the size of the execution, Epoch may choose to allocate the executed shares through pro rata breakdown, or on random basis.  As with all trade allocations, each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective.  Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Epoch determines which broker to use to execute each order, consistent with its duty to seek best execution.  Epoch will bunch or aggregate like orders where to do so will be beneficial to the Accounts.  However, with respect to certain Accounts, Epoch may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, Epoch may place separate, non-simultaneous transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts.  To address this, Epoch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy.  The Code of Ethics generally requires that most transactions in securities by all Epoch employees and their family members (as defined in the Code), whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel.  Securities for transactions for Access Persons’ personal accounts also are subject to quarterly transaction reporting and annual holdings reporting requirements.

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Epoch manages some Accounts under performance based fee arrangements.  Epoch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest.  This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee.  To prevent conflicts of interest associated with managing accounts with different compensation structures, Epoch generally requires portfolio decisions to be made on a product specific basis.  Epoch also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above.  Additionally, Epoch requires average pricing of all aggregated orders.  Finally, Epoch has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Security Ownership of Portfolio Managers for the Curian/Epoch Global Shareholder Yield Fund

Security Ownership of Portfolio Managers	Eric Sappenfield	Michael A. Welhoelter	William W. Priest
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Fiduciary Asset Management LLC (“FAMCO”)

Fiduciary Asset Management LLC, located at 8235 Forsyth Boulevard, Suite 700, Saint Louis, Missouri 63105, serves as Sub-Adviser to the Curian/FAMCO Flex Core Covered Call Fund.  FAMCO, a Delaware corporation, is an independent, employee owned investment adviser.

Portfolio Manager Compensation

The portfolio managers are compensated by FAMCO.  They are paid a fixed base salary and an annual bonus.  The base salary is set at a level determined to be appropriate based upon the individual’s experience and responsibilities.  The bonus is discretionary and determined by the Chief Executive Officer of FAMCO.  The bonus is based in part on the amount of assets under management of FAMCO, but not on the performance of any fund or managed account.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Wiley D. Angell
Charles D. Walbrandt
Sean C. Hughes

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Wiley D. Angell
Charles D. Walbrandt
Sean C. Hughes

Conflicts of Interest

Actual or apparent conflicts of interest may arise when the portfolio managers have day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, the portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  FAMCO seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline.  Most other accounts managed by the Fund’s portfolio managers are managed using the same investment models that are used in connection with the management of the Fund.

 If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, FAMCO has adopted procedures for allocating portfolio transactions across multiple accounts.  With respect to securities transactions for the Fund, FAMCO determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), FAMCO may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a fund or other account involved.

FAMCO has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Curian/FAMCO Flex Core Covered Call Fund

Security Ownership of Portfolio Managers	Wiley D. Angell	Charles D. Walbrandt	Sean C. Hughes
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisers, Inc. (“Franklin”)

Franklin, located at One Franklin Parkway, San Mateo, California 94403, serves as Sub-Adviser to the Curian/Franklin Templeton Natural Resources Fund.  Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a

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publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation

Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin guidelines.  Portfolio managers are provided no financial incentive to favor one fund or account over another.  Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders.  Each portfolio manager is eligible to receive an annual bonus.  Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources, Inc. and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.  The Chief Investment Officer of Franklin and/or other officers of Franklin, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin guidelines.  The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3, and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources, Inc. stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources, Inc. stock.  Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

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Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Frederick G. Fromm
Matthew Adams
Steve Land

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Frederick G. Fromm
Matthew Adams
Steve Land

Conflicts of Interest

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than those charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.   The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

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The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have also adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the Curian/Franklin Templeton Natural Resources Fund

Security Ownership of Portfolio Managers	Frederick G. Fromm	Matthew Adams	Steve Land
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Lazard Asset Management LLC (“Lazard”)

Lazard, 30 Rockefeller Plaza, New York, New York 10112, serves as Sub-Adviser to the Curian/Lazard International Strategic Equity Fund.  Lazard is a subsidiary of Lazard Frѐres & Co. LLC (“Lazard Frѐres”), a New York limited liability company, which is a member of the New York, American and Chicago Stock Exchanges.  Lazard Frѐres provides its clients with a wide variety of investment banking, brokerage and related services.  Its clients are both individuals and institutions.

Team Management and Model Portfolios. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds.  Lazard manages all portfolios on a team basis.  The team is involved at all levels of the investment process.  This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager.  Lazard manages all like investment mandates against a model portfolio.  Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Portfolio Manager Compensation Structure

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Fund.  Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

•	Performance relative to benchmark

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•	Performance relative to applicable peer group
•	Absolute return
•	Assets under management

The qualitative compensation factors include:

•	Leadership
•	Mentoring
•	Teamwork

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  Various factors are considered in the determination of a portfolio manager’s compensation.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund.  Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund.  As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts.  A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.  Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

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Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Mark Little
Michael A. Bennett
Robin O. Jones
John R. Reinsberg

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Mark Little
Michael A. Bennett
Robin O. Jones
John R. Reinsberg

Conflicts of Interest

Material Conflicts Related to Management of Similar Accounts.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below).  In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard.  Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds

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that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

Security Ownership of Portfolio Managers for the Curian/Lazard International Strategic Equity Fund

Security Ownership of Portfolio Managers	Mark Little	Michael A. Bennett	Robin O. Jones	John R. Reinsberg
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Mellon Capital Management Corporation

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, the Curian Dynamic Risk Advantage – Diversified Fund, the Curian Dynamic Risk Advantage – Aggressive Fund, and the Curian Dynamic Risk Advantage – Income Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed And Actively Managed Mutual Fund Portfolio Manager Compensation

The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital's financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

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Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital's Portfolio Managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine Portfolio Manager compensation with respect to the management of mutual funds and other accounts. Mutual fund Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, and Curian Tactical Advantage 75 Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong
Richard A. Brown
Thomas Durante

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Karen Q. Wong
Richard A. Brown
Thomas Durante

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Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Vassilis Dagioglu
James Stavena

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Vassilis Dagioglu
James Stavena

Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner.  To accomplish this,  Mellon Capital has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters).  These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Security Ownership of Portfolio Managers for the Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, and Curian Tactical Advantage 75 Fund

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Security Ownership of Portfolio Managers	Karen Q. Wong	Richard A. Brown	Thomas Durante
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, and Curian Dynamic Risk Advantage – Income Fund

Security Ownership of Portfolio Managers	Vassilis Dagioglu	James Stavena
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Neuberger Berman Fixed Income LLC

Neuberger Berman Fixed Income LLC (“NBFI”), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as Sub-Adviser to the Curian/Neuberger Berman Currency Fund and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund .  Pursuant to an investment advisory agreement, NBFI is responsible for choosing the Funds ’ investments and handling its day-to-day business; however, certain services may be performed by affiliates of NBFI.  NBFI carries out its duties subject to the policies established by the Board of Trustees.  Together, NBFI and its affiliates (collectively, “Neuberger Berman”) manage approximately $ [TO BE UPDATED BY AMENDMENT] billion in total assets (as of 12/31/ 2013 ) and continue an asset management history that began in 1939.

Portfolio Manager Compensation Structure

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees.  Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking.  It is Neuberger Berman’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

The Fixed Income Portfolio Managers receive a fixed (salary) and variable (bonus) compensation.  The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation.  The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

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The terms of its long-term retention incentives are as follows:

•
Employee-Owned Equity.  An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.  Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•
Contingent Compensation.  Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas.  In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 and 2012 CCP will vest in 1/3 increments each year over a three year period.  Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•
Restrictive Covenants.  Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Curian/Neuberger Berman Currency Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts2

	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)

Portfolio Managers
Ugo Lancioni
Thomas Sontag
Richard Grau

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts2

	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)

Portfolio Managers
Ugo Lancioni
Thomas Sontag
Richard Grau

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts2

	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)

Portfolio Managers
Wai Lee		$		$		$
Hakan Kaya		$		$		$
Thomas Sontag		$		$		$
Richard Grau		$		$		$

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts2

	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)	Number of Accounts1	Total Assets (in millions)

Portfolio Managers
Wai Lee		$		$		$
Hakan Kaya		$		$		$
Thomas Sontag		$		$		$
Richard Grau		$		$		$

(1)
A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

(2)	“Other Accounts” includes, without limitation, managed accounts, which are counted as one account per strategy per managed account platform.

Conflicts of Interest

NBFI’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, NBFI and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

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Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. NBFI has policies and procedures in place that seek to manage and monitor this conflict.

Neuberger Berman has implemented policies and procedures (“MNPI Procedures”) that are reasonably designed to prevent the misuse by Neuberger Berman and its personnel of material information regarding issuers of securities that has not been publicly disseminated (“material nonpublic information”). In general, under the MNPI Procedures and applicable law, when Neuberger Berman is in possession of material non‐public information related to a publicly‐traded security or the issuer of such security, whether acquired unintentionally or otherwise, neither Neuberger Berman nor its personnel are permitted to render investment advice as to, or otherwise trade or recommend a trade in, the securities of such issuer until such time as the information that Neuberger Berman has is no longer deemed to be material non‐public information.

In the ordinary course of operations, certain businesses within Neuberger Berman may seek access to material non‐public information. For instance, the loan and distressed debt businesses within NBFI may utilize material non‐public information in purchasing loans and other debt instruments. The MNPI Procedures address the process by which material non‐public information may be acquired intentionally by Neuberger Berman. When considering whether to acquire material non‐public information, Neuberger Berman will attempt to balance the interests of all clients, taking into consideration relevant factors. The intentional acquisition of material non‐public information may give rise to a potential conflict of interest since NBFI may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NBFI may purchase or potentially limiting the ability of NBFI to sell such securities.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NBFI will frequently aggregate trades (both buys and sells) for a client with other NBFI clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NBFI has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NBFI’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NBFI may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NBFI, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

108

Security Ownership of Research Portfolio Coordinators for the Curian/Neuberger Berman Currency Fund

Security Ownership of Portfolio Manager(s)	Ugo Lancioni	Thomas Sontag	Richard Grau
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Research Portfolio Coordinators for the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund

Security Ownership of Portfolio Manager(s)	Wai Lee	Hakan Kaya	Thomas Sontag	Richard Grau
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Nicholas Investment Partners, L.P. (“Nicholas Investment Partners”)

Nicholas Investment Partners, located at 6451 El Sicomoro Street, Rancho Santa Fe, California 92067, serves as Sub-Adviser to the Curian/Nicholas Convertible Arbitrage Fund.  Nicholas Investment Partners, a Delaware limited partnership, is an independent, employee-owned SEC registered investment adviser that focuses on providing investment advice on an institutional basis.

Portfolio Manager Compensation

The firm’s compensation structure for its portfolio managers aligns their goals with that of their clients, rewards investment performance, and promotes teamwork through their partnership in Nicholas Investment Partners.  The key principals of the firm typically receive a base salary, and as partners of the firm, proportionately share in the aggregate net profits.  Analysts and traders receive a base salary and a bonus.  In addition to cash compensation, Nicholas Investment Partners offers employees a benefit package and long-term opportunities for equity ownership based on individual contribution to the firm’s success.

109

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John Wylie
Catherine C. Nicholas

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
John Wylie
Catherine C. Nicholas

Conflicts of Interest

Nicholas Investment Partners recognizes that potential conflicts of interest may arise as a result of its portfolio management services for other portfolios (including proprietary accounts).  Nicholas Investment Partners has adopted policies and procedures reasonably designed to address these conflicts such as trade allocation and aggregation policies to ensure the investment opportunities are allocated in a fair and equitable manner among all accounts managed by the firm.  If Nicholas Investment Partners is unable to purchase the entire amount of a particular security, the amount available is generally allocated pro-rata among the Fund and other eligible accounts.  Nicholas Investment Partners has also adopted a Code of Ethics policy that covers personal trading restrictions and reporting requirements by all Nicholas Investment Partners employees.  Nicholas vigorously enforces these policies and conducts forensic testing, firm-wide, on a regular basis to monitor the implementation of the guidelines.

Security Ownership of Portfolio Managers for the Curian/Nicholas Convertible Arbitrage Fund

Security Ownership of Portfolio Managers	John Wylie	Catherine C. Nicholas
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, serves as Sub-Adviser to the Curian/PIMCO Credit Income Fund.  PIMCO is an investment management firm founded in 1971.  PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California

110

limited liability company, and certain officers of PIMCO.  Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P.  PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO.  Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•
Base Salary - Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•
Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•
Equity or Long Term Incentive Compensation – Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent performance over a three-year period.  The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

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•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
•	Contributions to asset retention, gathering and client satisfaction;
•	Contributions to mentoring, coaching and/or supervising; and
•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan.  Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Mark Kiesel

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Mark Kiesel

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible

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to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

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Security Ownership of Portfolio Manager for the Curian/PIMCO Credit Income Fund

Security Ownership of Portfolio Managers	Mark Kiesel
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

PineBridge Investments LLC (“PineBridge”)

PineBridge, located at 399 Park Avenue, 4th Floor, New York, New York 10022, serves as Sub-Adviser to the Curian/PineBridge Merger Arbitrage Fund.  PineBridge, formerly known as AIG Global Investment Corp., has provided advisory services to registered investment companies, corporations, and separate advisory accounts of sophisticated institutional clients since 1983.  PineBridge is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is indirectly wholly owned by Richard Li Tzar Kai.

Portfolio Manager Compensation

Compensation for all PineBridge portfolio managers consists of both a salary and a bonus component.  The salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance.  Generally, salary is based upon several factors, including experience and market levels of salary for such position.  The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge.  In assessing individual performance of portfolio managers, both qualitative and quantitative performance measures assessing the management of a portfolio manager’s funds are considered.  A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon the financial performance of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Meg Sullivan
Jason Weiss

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Meg Sullivan
Jason Weiss

Conflicts of Interest

PineBridge is required to act solely in the best interests of clients and to make full and fair disclosure of all material facts, especially where its interests may conflict with the clients’ interests.  Employees of PineBridge are required to ensure that all clients are treated fairly and to avoid the appearance of a conflict of interest.  In that regard, PineBridge has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which PineBridge believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  PineBridge also monitors a variety of areas, including compliance with PineBridge’s Code of Ethics.  Furthermore, PineBridge’s management periodically reviewed the performance of a portfolio manager.  Although PineBridge does not track the time a portfolio manager spends on a single account, PineBridge does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Security Ownership of Portfolio Managers for the Curian/PineBridge Merger Arbitrage Fund

Security Ownership of Portfolio Managers	Meg Sullivan	Jason Weiss
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

PPM America, Inc. (“PPM”)

PPM, which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the Curian Long Short Credit Fund.  PPM, an affiliate of the Investment Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

PPM considers compensation critical to the retention of high quality investment professionals. PPM’s policy is to reward professional staff according to competitive industry scales, personal effort and performance.  This is accomplished through three primary compensation elements:  Fixed base salary, subject to annual merit increases, discretionary bonus, and PPM’s long-term incentive program (“LTIP”).  Base salary and discretionary bonus are evaluated for each professional annually based on tenure, individual performance, and market factors during that time period.  While investment results may be considered, it is not the sole criteria upon which a bonus is rewarded.  The PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting.  The mix of base, discretionary bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through discretionary bonus and LTIP.

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Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following tables reflect information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Anthony Balestrieri
Michael T. Kennedy

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Anthony Balestrieri
Michael T. Kennedy

Conflicts of Interest

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund's investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Certain other accounts managed by Messrs. Balestrieri and Kennedy are managed using similar investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, relative position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for similarly managed funds or accounts other than the Fund may outperform the securities selected for the Curian Long Short Credit Fund.  Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM.  Also, the Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of clients managed by PPM.  Further, the majority of accounts managed by PPM represent assets of, or accounts sponsored by, its affiliates.  PPM seeks to manage such potential conflicts through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among the Fund and other accounts.

Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While the Fund and PPM have

116

adopted a variety of procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PPM and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Curian Long Short Credit Fund

Security Ownership of Portfolio Managers	Anthony Balestrieri	Michael T. Kennedy
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Schroder Investment Management North America Inc. (“SIMNA Inc.”) & Schroder Investment Management North America Ltd. (“SIMNA Ltd.”)

SIMNA Inc., located at 875 Third Avenue, 22nd Floor, New York, New York 10022, serves as Sub-Adviser to the Curian/Schroder Emerging Europe Fund.  SIMNA Inc. was established in 1980 as Schroder Capital Management and provides domestic equity and fixed income investment advice to North American clients.  SIMNA Inc.’s parent organization, Schroders plc, was founded in 1804 and is a global asset management company with more than 200 years of experience in world financial markets.  Through a sub-advisory agreement with SIMNA Inc., SIMNA Ltd., located at located at 31 Gresham Street, London, United Kingdom EC2V 7QA, serves as sub-sub-adviser to the Curian/Schroder Emerging Europe Fund.  SIMNA Ltd. advises a range of international mandates for North American clients through its sub-advisory arrangements with SIMNA Inc.  (SIMNA Inc. and SIMNA Ltd., together with its affiliated companies, are referred to herein as “Schroders.”)

Portfolio Manager Compensation

Schroders aims to provide remuneration packages that are market competitive in order to ensure that Schroders is able to attract and retain top quality professional staff. All investment professionals are paid a package that includes a salary, a discretionary annual bonus, and fringe benefits common to the wider industry such as private medical insurance and pension benefit.

The principle underlying Schroders employee compensation arrangements is that Schroders should reward employees with a remuneration package which reflects their contribution to the success of their team and Schroders’ overall business. Discretionary bonuses are not set at a standard percentage. Bonuses and salary increases are based upon the individual’s performance which is thoroughly assessed in formal annual appraisals.  In the case of investment professionals, incentive compensation is closely tied to the performance of their portfolios/funds against both competitors and benchmark. Qualitative factors, such as an individual's contribution to their team and Schroder's business as a whole are also important factors. Research analysts, responsible for detailed security research, rating and monitoring, are evaluated and their compensation is based on a mixture of quantitative and qualitative factors. Quantitative factors such as evaluation of the performance of their security grades and on the performance of portfolios managed by their team are considered. The qualitative factors include their effectiveness in communicating their ideas, their teamwork with colleagues, the impact of their recommendations on portfolios and how they perform against Schroders core values. At the level of the investment desk, the discretionary pool available for distribution will depend in part on the revenues generated by their products.

Measuring Fund Managers’ Performance.  All fund managers at SIMNA Ltd. are fully accountable for the performance of their client portfolios, and all portfolios are closely monitored.  Comparisons are made with all other

117

salient portfolios and/or with broad market indices where appropriate.  Any portfolios whose performance or tracking error is not within a specified target range are reviewed by the head of the relevant investment team and business head.

For the Emerging Europe team, 70.0% of the regional head’s assessment is determined by quantitative measures of the performance of the portfolios to which he contributes.  The remaining 30.0% depends on qualitative measures, such as his management of the research team, level of participation in meetings and how well he performs against SIMNA Ltd.’s core values.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Allan Conway*
Tom Wilson

* As head of Schroders’ Emerging Market Equities Team, Mr. Conway has an oversight role for all portfolios managed by the team and hence all of these portfolios are listed under his name.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Allan Conway
Tom Wilson

Conflicts of Interest

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts.  For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account.  In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund.  Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

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The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.  Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Manager for the Curian/Schroder Emerging Europe Fund

Security Ownership of Portfolio Managers	Allan Conway	Tom Wilson
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is located at 100 East Pratt Street, Baltimore, Maryland 21202.   T.Rowe Price serves as sub-adviser to Curian/T. Rowe Price Capital Appreciation Fund.   T. Rowe Price was founded in 1937.  T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. As of December 31 , 2013, T. Rowe Price had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

Portfolio Manager Compensation Structure

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors:

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in a fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee, and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance.  Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for a tax-efficient equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on

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the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits. This compensation structure is used for all portfolios managed by the portfolio manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31 , 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
David R. Giroux

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
David R. Giroux

Conflicts of Interest

Portfolio managers at T. Rowe Price and its advisory affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under “Portfolio Manager Compensation” our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Security Ownership of Portfolio Manager for the Curian/T. Rowe Price Capital Appreciation Fund

Security Ownership of Portfolio Manager(s)	David R. Giroux
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

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Templeton Asset Management Limited

Templeton Asset Management Ltd. (“TAML”), whose principal office is 7 Temasek Boulevard, Suntec Tower One, #38-03, Singapore 038987 serves as the Sub-Adviser to the Curian/Franklin Templeton Frontier Markets Fund.  Together, TAML and its affiliates manage as of December 31, 2013 , over $ [TO BE UPDATED BY AMENDMENT] billion in assets, and have been in the investment management business since 1947.

Portfolio Manager Compensation Structure

The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary   Each portfolio manager is paid a base salary.

Annual bonus   Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of a Franklin Templeton fund which vest over a three-year period (17.5% to 25%) and other mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured  relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance. The more qualitative contributions of a portfolio manager to the investment manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Fund, are evaluated in determining the amount of any bonus award.

•	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.
•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation   Portfolio managers may also be awarded restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

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The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Mark Mobius, Ph.D.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Mark Mobius, Ph.D.

Conflicts of Interest

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.   The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions

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reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Research Portfolio Coordinators for the Curian/Franklin Templeton Frontier Markets Fund

Security Ownership of Portfolio Manager(s)	Mark Mobius, Ph.D.
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

The Boston Company Asset Management LLC (“The Boston Company”)

The Boston Company, located at 399 Mellon Center, One Boston Place, 201 Washington Street, 14th Floor, Boston, Massachusetts 02108, serves as Sub-Adviser to the Curian/The Boston Company Equity Income Fund.  The Boston Company, a Delaware limited liability company, is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation

Our rewards program was designed to foster a culture of individual excellence and teamwork and to reward efforts toward these goals accordingly.  The primary mission of our firm is to deliver alpha utilizing a fundamental investment research and portfolio management approach, while being diligent risk managers.  We believe our rewards program provides the appropriate incentives to give us the ability to consistently deliver on that commitment to our clients.

Portfolio Managers:  With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers' compensation is comprised primarily of a market-based salary and incentive compensation, including both annual cash and long-term incentive awards.  Portfolio managers are eligible to receive annual cash bonus awards, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks.  Additionally, most portfolio managers are also eligible to participate in any Franchise Dividend Pool (described separately below) created by their team.  Actual individual awards are determined based on The Boston Company's financial performance, individual investment performance, individual contribution and other qualitative factors.

Select Senior Portfolio Managers:  Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate our top investment professionals for superior investment performance and business results.  The base incentive is a two stage model: an opportunity range is determined based on the level of current business (AUM, revenue) and an assessment of long-term business value (growth, retention, development).  A significant portion of the opportunity awarded is structured and based upon the one-year, three-year and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate peer groups.  Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.) and the asset size and revenue growth or retention of the products managed.  In addition to the base incentive, the senior portfolio managers and their teams are eligible for a Franchise Dividend award, whereby if the team meets a pre-established contribution margin, any excess contribution is shared between the team and The Boston Company and is paid out in both cash and long-term incentives. Lastly, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.

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Research Analysts:  For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above.  Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.  Additionally, most research analysts are also eligible to participate in any Franchise Dividend Pool (described separately above) created by their team.

Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for The Boston Company Annual Incentive Plan and Long-Term Retention Incentive Plan is through a pre-determined fixed percentage of overall Boston Company profitability.  Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Long-Term Retention Incentive Plan:  All portfolio managers and analysts are also eligible to participate in The Boston Company Long-Term Retention Incentive Plan.  This plan provides for an annual award, payable in deferred cash and/or BNY Mellon restricted stock and/or Boston Company restricted shares (three-year cliff vesting period for all).  The final value of the deferred cash portion of the award will be determined by reference to the investment results of select Boston Company products (the “Measurement Funds”).  The final award payment will include any appreciation/depreciation of the principal award over the measurement period.  The appreciation/depreciation will be determined by reference to the investment results of the Measurement Funds.

The final value of The Boston Company restricted shares will be based on any appreciation/depreciation of the fair value of The Boston Company over the measurement period, as determined by a third-party provider using both income and market approaches.  The valuation is based on input and information provided to them by The Boston Company and BNY Mellon Asset Management as well as the provider’s assessment of the firm's growth, risk and profitability in relation to The Boston Company’s industry peer group. Providing this diverse group of “currencies” within our long-term incentive plan allows for The Boston Company’s professionals to be best aligned with our clients, our parent and all of their Boston Company colleagues.

All incentive awards made under our rewards program are subject to standard forfeiture and clawback provisions.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
John C. Bailer

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
John C. Bailer

Conflicts of Interest

A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent.  The Boston Company has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

These conflicts may include, but are not limited to, instances when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another.  Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.  The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.  Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards).  Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall firm profitability.  In general, bonus awards are based initially on The Boston Company’s financial performance.  However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted).  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise.  For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.  To mitigate the conflict in this scenario, The Boston Company has in place a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

A portfolio manager could favor one account over another in the allocation of shares or price in a block trade.  Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than

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accounts that participate subsequent fills.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security for more than one account, firm policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price.   Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts.  Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of firm clients.  Subject to the firm’s personal securities trading policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

Security Ownership of Portfolio Managers for the Curian/The Boston Company Equity Income Fund

Security Ownership of Portfolio Managers	John C. Bailer
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

The London Company of Virginia, LLC (“The London Company”)

The London Company is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226 and serves as sub-adviser to the Curian Focus U.S. Equity Fund .  The London Company is a registered investment adviser and was founded by Stephen M. Goddard as the dedicated equity advisor to First Colony Corporation, a publicly traded Life Insurance Company.  Today, the Richmond, Virginia based company provides large cap, income equity, small cap, small-mid cap, concentrated all cap and mid cap equity portfolio management services to a diverse mix of corporations, trusts, foundations, endowments, pensions, banks, individuals, and mutual fund accounts.  As of December 31 , 2013, The London Company had approximately $ [TO BE UPDATED BY AMENDMENT] in assets under management.

Portfolio Manager Compensation Structure

Portfolio managers are compensated with a combination of salary and bonus.  Investment professionals are evaluated on specific responsibilities that include investment recommendations, quality of research, client retention, and overall contribution to the firm. Annual reviews are given and above average compensation increases plus bonuses are targeted with firm growth and individual performance.  There are no specific incentive arrangements for performance attached to the Fund.  A substantial portion of a portfolio manager’s compensation is not tied to performance of the accounts he or she manages.

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Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31 , 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Stephen M. Goddard

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Stephen M. Goddard

Conflicts of Interest

The London Company believes that there are no foreseen conflicts of interest that may arise in connection with the Portfolio Managers’ management of the Fund’s investments and any other accounts that are managed by the Portfolio Manager.  The London Company has policies and procedures designed to ensure fair allocation of blocked trade transactions, and does not participate in cross transactions.

Security Ownership of the Portfolio Manager for the Curian Focused U.S. Equity Fund

Security Ownership of Portfolio Manager(s)	Stephen M. Goddard
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

UBS Global Asset Management (Americas) Inc.  (“UBS Global AM”)

UBS Global AM, located at 1285 Avenue of the Americas, New York, New York, 10019, serves as Sub-Adviser to the Curian/UBS Global Long Short Fixed Income Opportunities Fund.  UBS Global AM is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.  UBS Global AM is an investment adviser registered with the SEC.

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Portfolio Manager Compensation Structure

UBS Global AM’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Fund’s portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable and discretionary cash component and, for employees whose total compensation exceeds a defined threshold, a variable and discretionary deferred component. These are described in more detail below:

•
The fixed component (base salary and benefits) is set with the aim of being competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

•
Variable compensation is determined annually on a discretionary basis. It is correlated with the individual’s financial and non-financial contribution, as assessed through a rigorous performance assessment process, and on the performance of their respective function, of UBS Global Asset Management and of UBS as a whole. As its name implies, variable compensation is liable to change and is delivered in cash and, when over a defined total compensation threshold, deferred.

•
Variable deferred compensation permits employees to defer a portion of their variable compensation. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests pro rata over a three year period, subject to continued service. Through the Global AM EOP, awards are granted in the form of some combination of vehicles aligned to selected UBS Global AM funds, UBS shares or notional shares. The vehicles aligned to selected UBS Global AM funds are called Alternative Investment Vehicles or AIVs. UBS Global AM believes that not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global AM strongly believes that aligning portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm’s clients. The total annual variable compensation pool available for distribution is generally dependant upon the overall profitability of UBS Group and UBS Global AM.

The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the assets such portfolio manager manages versus the relevant benchmark or index, and, where appropriate, peer strategies, over one and three years.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.  This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Fehrenbach

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Scott E. Dolan
Hongbing Hsu
Branimir Petranovic

1  All accounts were calculated at an exchange rate as of December 31, 2013 of [TO BE UPDATED BY AMENDMENT] .
2  Accounts have assets less than $1 million.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Fehrenbach
Scott E. Dolan
Hongbing Hsu
Branimir Petranovic

Conflicts of Interest

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.

UBS AG (“UBS”) is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for the Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to the Fund or its other clients, or purchase for the Fund or its other clients, securities of issuers in which UBS has an interest as described in this paragraph.

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From time to time and subject to client approval, UBS Global AM may rely on certain affiliates to execute trades for the Fund or its other accounts.  For each security transaction effected by UBS, UBS Global AM may compensate and UBS may retain such compensation for effecting the transaction, and UBS Global AM may receive affiliated group credit for generating such business.

Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund.

UBS Global AM and its advisory affiliates utilize a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global AM’s personnel also provide research and trading support to personnel of certain advisory affiliates.  Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global AM and its advisory affiliates, UBS Global AM and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global AM’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global AM’s clients may benefit advisory affiliates and their clients. UBS Global AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global AM’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While UBS Global AM selects brokers primarily on the basis of the execution capabilities, UBS Global AM, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction.  This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

Security Ownership of Portfolio Managers for the Curian/UBS Global Long Short Fixed Income Opportunities Fund

Security Ownership of Portfolio Managers	Brian Fehrenbach	Scott E. Dolan	Hongbing Hsu	Branimir Petranovic
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Urdang Securities Management, Inc. (“Urdang”)

Urdang, located at 630 West Germantown Pike, Plymouth Meeting, Pennsylvania 19462, serves as Sub-Adviser to the Curian/ CenterSquare International REIT Fund (the “Fund”).  Urdang is a wholly owned subsidiary of Urdang Capital Management (“UCM”), which is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).  UCM was founded in 1987.  Urdang provides investment advisory services to institutional and sub-advised accounts and is a registered investment adviser with the SEC.

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Portfolio Manager Compensation

Our corporate compensation structure, which is applicable to portfolio managers, is comprised of three components: base pay, short-term incentive and deferred incentives. Individuals’ compensation packages are designed with the appropriate component combinations to match specific positions.

•
Base pay: salary is competitive across BNY Mellon’s businesses and geographies; base pay levels link pay with performance and reflect the market value of the position, individual performance and company business results.

•	Short-term annual cash bonus plan: annual cash bonus plan that is discretionary and is based on the factors noted below.
•
Deferred compensation plan: long-term compensation, subject to a three year cliff vesting period, that is made available generally to Senior Executives of the firm; invests in a combination of Bank of New York Mellon stock and in Urdang’s Global Real Estate Securities strategy.

Total short-term and deferred compensation plans are based on a combination of factors, ranging from individual employee performance, performance of the firm, and performance of BNY Asset Management.  In addition to corporate performance-based compensation, employees have either invested or been gifted interest in closed-end funds that invest in direct real estate including office, retail, industrial and multifamily properties.

The compensation of the portfolio managers is not directly tied to individual account performance or assets under management.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
Dean Frankel
Alan Supple
Roberto Versace

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Dean Frankel
Alan Supple
Roberto Versace

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Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The portfolio managers oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the fee charged to the Fund to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of client trades. Additionally, the management of the Fund and other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund or other accounts.

During the normal course of managing assets for multiple clients of varying types and asset levels, the portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of USM's clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of USM or its employees, USM has implemented a series of policies including, but not limited to, its Code of Conduct, which addresses avoidance of conflicts of interest, Personal Security Trading Policy, which addresses personal security trading and requires the use of approved brokers, Trade Allocation/Aggregation Policy, which addresses fairness of trade allocation to client accounts, and the Proxy and Trade Error Policies, which are designed to prevent and detect conflicts when they occur. USM reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Security Ownership of Portfolio Manager for the Curian/ CenterSquare International REIT Fund

Security Ownership of Portfolio Managers	Dean Frankel	Alan Supple	Roberto Versace
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Van Eck Associates Corporation (“Van Eck”)

Van Eck , 335 Madison Avenue, New York, New York 10017 serves as Sub-Adviser to the Curian/Van Eck International Gold Fund (the “Fund”).  Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.  As of December 31, 2013 , Van Eck’s assets under management were approximately $ [TO BE UPDATED BY AMENDMENT] billion.

Portfolio Manager Compensation Structure

Van Eck’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, Van Eck and affiliates manage accounts with incentive fees.

Van Eck’s portfolio managers may serve as portfolio managers to other clients (“Other Clients”). Such Other Clients may have investment objectives or may implement investment strategies similar to those of the Fund. When the

132

portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. The compensation that the Fund’s portfolio manager receives for managing other client accounts may be higher than the compensation the portfolio manager receives for managing the Fund. The portfolio manager does not believe that his activities materially disadvantage the Fund. Van Eck has implemented procedures to monitor trading across funds and its Other Clients.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31, 2013 :

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph M. Foster
Imaru Casanova
Charl P. de M. Malan

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Joseph M. Foster
Imaru Casanova
Charl P. de M. Malan

Conflicts of Interest

Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts. The Other Clients may have investment objectives or may implement investment strategies similar to those of the Fund. When Van Eck implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for the Fund are aggregated with those of Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as adviser to only the Fund. When Other Clients are selling a security that the Fund owns, the price of that security may decline as a result of the sales. The compensation that Van Eck receives from other clients may be higher than the compensation paid by the Fund to Van Eck. Van Eck does not believe that its activities materially disadvantage the Fund. Van Eck has implemented procedures to monitor trading across the Fund and its Other Clients.

Security Ownership of Research Portfolio Coordinators for the Curian/Van Eck International Gold Fund

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Security Ownership of Portfolio Manager(s)	Joseph M. Foster	Imaru Casanova	Charl P. de M. Malan
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

WCM Investment Management (“WCM”)

WCM is located at 281 Brooks Street, Laguna Beach, California 92651 and serves as sub-adviser to the Curian Focused International Equity Fund .  WCM is an independent, employee-owned money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of December 31 , 2013, WCM had approximately $ [TO BE UPDATED BY AMENDMENT] billion in assets under management.

Portfolio Manager Compensation Structure

Compensation for all WCM portfolio management personnel consists of both a salary and a bonus component.  Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm.  The bonus  component is discretionary based on the portfolio manager’s individual performance and the overall performance of WCM, taking into account both qualitative and quantitative performance measures in the management of their funds and other responsibilities.  Bonuses are calculated based on a combination of factors, including, assets under management and company profitability.  Portfolio managers may also receive long-term incentive bonus in the form of shares of the firm.

Employees are also eligible to participate in a 401(k) program which has a company match that includes a contribution based on the profitability of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest   [TO BE UPDATED BY AMENDMENT]

The following table reflects information as of December 31 , 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Paul R. Black
Peter J. Hunkel
Michael B. Trigg
Kurt R. Winrich

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For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Paul R. Black
Peter J. Hunkel
Michael B. Trigg
Kurt R. Winrich

Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.  The firm seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which we believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the Curian Focused International Equity Fund

Security Ownership of Portfolio Manager(s)	Paul R. Black	Peter J. Hunkel	Michael B. Trigg	Kurt R. Winrich
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

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Sub-Advisory Fees

As compensation for their services, the Sub-Advisers receive fees from the Investment Adviser computed separately for each Fund.  The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

The following is a schedule of the management fees the Investment Adviser currently is obligated to pay the Sub-Advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

FUND	ASSETS	FEES
Curian Guidance – Interest Rate Opportunities Fund	All Assets	N/A*
Curian Guidance – Multi-Strategy Income Fund	All Assets	N/A*
Curian Guidance – Equity Income Fund	All Assets	N/A*
Curian Guidance – Conservative Fund	All Assets	N/A*
Curian Guidance – Moderate Fund	All Assets	N/A*
Curian Guidance – Growth Fund	All Assets	N/A*
Curian Guidance – Moderate Growth Fund	All Assets	N/A*
Curian Guidance – Maximum Growth Fund	All Assets	N/A*
Curian Guidance – Tactical Moderate Growth Fund	All Assets	N/A*
Curian Guidance – Tactical Maximum Growth Fund	All Assets	N/A*
Curian Guidance – Institutional Alt 65 Fund	All Assets	N/A*
Curian Guidance – Institutional Alt 100 Conservative Fund	All Assets	N/A*
Curian Guidance – Institutional Alt 100 Moderate Fund	All Assets	N/A*
Curian Guidance – Institutional Alt 100 Growth Fund	All Assets	N/A*
Curian Guidance – International Opportunities Conservative Fund	All Assets	N/A*
Curian Guidance – International Opportunities Moderate Fund	All Assets	N/A*
Curian Guidance – International Opportunities Growth Fund	All Assets	N/A*
Curian Guidance – Equity 100 Fund	All Assets	N/A*
Curian Guidance – Fixed Income 100 Fund	All Assets	N/A*
Curian Guidance – Real Assets Fund	All Assets	N/A*
Curian Tactical Advantage 35 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%

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FUND	ASSETS	FEES
Curian Tactical Advantage 60 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian Tactical Advantage 75 Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian Dynamic Risk Advantage – Diversified Fund	$0 to $100 million $100 million to $200 million Over $200 million	.45% .35% .25%
Curian Dynamic Risk Advantage – Growth Fund	$0 to $100 million $100 million to $200 million Over $200 million	.45% .35% .25%
Curian Dynamic Risk Advantage – Income Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
Curian/Aberdeen Latin America Fund	All Assets	0.950%
Curian/American Funds Global Growth Fund	All Assets	N/A*
Curian/American Funds Growth Fund	All Assets	N/A*
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	.40% .37%
Curian/Ashmore Emerging Market Small Cap Equity Fund	$0 to $125 million Over $125 million	0.800% 0.600%
Curian/Baring International Fixed Income Fund	$0 to $50 million $50 million to $150 million Over $150 million	0.290% 0.250% 0.200%
Curian/BlackRock Global Long Short Credit Fund 1	$0 to $500 million Over $500 million	0.650% 0.600%
Curian/CenterSquare International REIT Fund	$0 to $100 million Over $100 million	0.500% 0.450%
Curian/DFA U.S. Micro Cap Fund	$0 to $100 million Over $100 million	.55% .50%
Curian/DoubleLine Total Return Fund	All Assets	.35%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $1 billion Over $1 billion	0.550% 0.500%
Curian/Epoch Global Shareholder Yield Fund	$0 to $100 million $100 million to $500 million Over $500 million	.45% .40% .35%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $100 million Over $100 million	.30% .20%

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FUND	ASSETS	FEES
Curian Focused International Equity Fund	$0 to $100 million Over $100 million to $500 million Over $500 million	.45% .40% .35%
Curian Focused U.S. Equity Fund	$0 to $300 million Over $300 million	.55% .50%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $50 million $50 million to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Over $750 million	1.10% 1.07% 1.05% 1.00% .95% .90%
Curian/Franklin Templeton Natural Resources Fund 2	$0 to $100 million $100 million to $250 million $250 million to $500 million $500 million to $750 million Over $750 million	.46% .43% .40% .39% .38%
Curian/Lazard International Strategic Equity Fund	$0 to $100 million $100 million to $250 million Over $250 million	0.500% 0.450% 0.400%
Curian Long Short Credit Fund	$0 to $150 million $150 million to $300 million Over $300 million	0.200% 0.175% 0.150%
Curian/Neuberger Berman Currency Fund	$0 to $250 million Over $250 million	.40% .35%
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	$0 to $100 million $100 million to $400 million Over $400 million	.40% .29% .20%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $100 million $100 million to $300 million $300 million to $500 million Over $500 million	.60% .55% .50% .40%
Curian/PIMCO Credit Income Fund	All Assets	.25%
Curian/PineBridge Merger Arbitrage Fund	$0 to $100 million $100 million to $300 million $300 million to $500 million Over $500 million	.60% .55% .50% .40%
Curian/Schroder Emerging Europe Fund 3	$0 to $50 million $50 million to $150 million Over $150 million	0.800% 0.750% 0.700%

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FUND	ASSETS	FEES
Curian/T. Rowe Price Capital Appreciation Fund4
Less than $500 million

$0 to $250 million
Over $250 million to $500 million

Greater than or equal to $500 million, but less than $2 billion

$0 to $1 billion
Over $1 billion

Greater than or equal to $2 billion, but less than $3 billion

$0 to $500 million
Over $500 million

Greater than or equal to $3 billion

All Assets
		.50% .40% .40% .35% .40% .35% .35%
Curian/The Boston Company Equity Income Fund	$0 to $100 million $100 million to $200 million Over $200 million	.25% .20% .15%

Curian/UBS Global Long Short Fixed Income Opportunities Fund	$0 to $100 million $100 million to $200 million $200 million to $300 million Over $300 million	0.350% 0.325% 0.275% 0.250%

Curian/Van Eck International Gold Fund	All Assets	0.50%

* This Fund does not have a sub-adviser.
1 This Fund has two Sub-Advisers, BFM and BIL.  The fee indicated in the chart above is the aggregate fee paid to BFM and BIL, collectively, for sub-advisory services.
2 For purposes of determining the monthly sub-advisory fee rate, the assets of the Curian/Franklin Templeton Natural Resources Fund shall be aggregated with the assets of the JNL/Franklin Templeton Income Fund.  The aggregated assets will be applied to the contractual fee rate schedule and the resulting effective rate shall be applied to the actual assets of the Curian/Franklin Templeton Natural Resources Fund to determine the monthly sub-advisory fee.
3 This Fund has a Sub-Adviser, SIMNA Inc., and a Sub-Sub-Adviser, SIMNA Ltd.  The fee indicated in the chart above is the aggregate fee paid to Schroders for sub-advisory services.
4  For the purpose of calculating the sub-advisory fee for the Fund, the Sub-Adviser applies the following fee discounts based on the average daily aggregate net assets of the Fund together with the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund of the JNL Series Trust, provided such aggregate net assets are at least $1 billion invested in two or more of the strategies as designated by T.Rowe Price, currently represented by the listed funds:  a 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, a 7.5% fee reduction for assets between $2.5 billion and $5 billion, and a 10.0% fee reduction for assets above $5 billion.

For the fiscal year s end ed on December 31, 2013 and 2012 , the fees incurred by the Funds pursuant to each Sub-Advisory Agreement were as follows [TO BE UPDATED BY AMENDMENT] :

Fund	Period Ended December 31, 2013	Period Ended December 31, 2012
Curian Guidance – Interest Rate Opportunities Fund 2	N/A *	N/A*
Curian Guidance – Multi-Strategy Income Fund 2	N/A *	N/A*
Curian Guidance – Equity Income Fund	N/A *	N/A*
Curian Guidance – Conservative Fund	N/A *	N/A*
Curian Guidance – Moderate Fund	N/A *	N/A*

139

Fund	Period Ended December 31, 2013	Period Ended December 31, 2012
Curian Guidance – Growth Fund	N/A *	N/A*
Curian Guidance – Moderate Growth Fund	N/A *	N/A*
Curian Guidance – Maximum Growth Fund	N/A *	N/A*
Curian Guidance – Tactical Moderate Growth Fund	N/A *	N/A*
Curian Guidance – Tactical Maximum Growth Fund	N/A *	N/A*
Curian Guidance – Institutional Alt 65 Fund	N/A *	N/A*
Curian Guidance – Institutional Alt 100 Conservative Fund	N/A *	N/A*
Curian Guidance – Institutional Alt 100 Moderate Fund	N/A *	N/A*
Curian Guidance – Institutional Alt 100 Growth Fund	N/A *	N/A*
Curian Guidance – International Opportunities Conservative Fund	N/A *	N/A*
Curian Guidance – International Opportunities Moderate Fund	N/A *	N/A*
Curian Guidance – International Opportunities Growth Fund	N/A *	N/A*
Curian Guidance – Equity 100 Fund	N/A *	N/A*
Curian Guidance – Fixed Income 100 Fund	N/A *	N/A*
Curian Guidance – Real Assets Fund	N/A *	N/A*
Curian Tactical Advantage 35 Fund		$$5,335
Curian Tactical Advantage 60 Fund		$$7,646
Curian Tactical Advantage 75 Fund		$$7,055
Curian Dynamic Risk Advantage – Diversified Fund		$$228,722
Curian Dynamic Risk Advantage – Growth Fund		$$94,244
Curian Dynamic Risk Advantage – Income Fund		$$20,211
Curian/Aberdeen Latin America Fund	$	N/A
Curian/AQR Risk Parity Fund	$	N/A
Curian/Ashmore Emerging Market Small Cap Equity Fund	$	N/A
Curian/Baring International Fixed Income Fund	$	N/A
Curian/BlackRock Global Long Short Credit Fund	$	N/A
Curian/CenterSquare International REIT Fund 3	$	N/A
Curian/DFA U.S. Micro Cap Fund		$$194,965
Curian/DoubleLine ® Total Return Fund	$	N/A
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$	N/A
Curian/Epoch Global Shareholder Yield Fund		$$48,416
Curian/FAMCO Flex Core Covered Call Fund		$$33,324
Curian Focused International Equity Fund	$	N/A
Curian Focused U.S. Equity Fund	$	N/A
Curian/Franklin Templeton Frontier Markets Fund		$$378,046
Curian/Franklin Templeton Natural Resources Fund		$$378,163
Curian/Lazard International Strategic Equity Fund	$	N/A
Curian Long Short Credit Fund	$	N/A
Curian/Neuberger Berman Currency Fund		$$245,104
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund 1	N/A	N/A
Curian/Nicholas Convertible Arbitrage Fund		$$605,295
Curian/PIMCO Credit Income Fund		$$31,152
Curian/PineBridge Merger Arbitrage Fund		$$579,337
Curian/Schroder Emerging Europe Fund	$	N/A
Curian/T. Rowe Price Capital Appreciation Fund	$	N/A
Curian/The Boston Company Equity Income Fund		$$19,789
Curian/UBS Global Long Short Fixed Income Opportunities Fund 2	$	N/A
Curian/Van Eck International Gold Fund		$$129,976

* This Fund does not have a Sub-Adviser.
1  As of December 31, 2013 , no fees have been paid by the Trust to the Investment Adviser because the Fund had not yet commenced operations.
2 Until September 16, 2013, Fund was named the Curian/UBS Global Long Short Income Opportunities Fund.

140

3   Until April 28, 2014, Fund was named the Curian/Urdang International REIT Fund.

Subject to the supervision of the Investment Adviser and the Board pursuant to investment sub-advisory agreements entered into between the Investment Adviser and each of the Sub-Advisers, the Sub-Advisers invest and reinvest or make recommendations to invest and reinvest the Fund’s assets consistent with the Fund’s respective investment objectives and policies.  Each investment sub-advisory agreement continues in effect for each Fund through December 31st after its initial  term not exceeding two years so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board.  A sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party or under certain sub-advisory agreements, upon 60 days’ notice of the Trust and the Investment Adviser and 60 days’ notice of the Sub-Adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Investment Adviser and the Fund.  Additional Funds may be subject to a different agreement.  Sub-Advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

 Investment Management Arrangement Applicable to the AFIS Feeder Funds.  Curian Capital has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for each AFIS Feeder Fund for such time as the AFIS Feeder Funds are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as each AFIS Feeder Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver. The AFIS Feeder Fund named the Curian/American Funds Global Growth Fund, commenced operations on September 16, 2013. The AFIS Feeder Fund named the Curian/American Funds Growth Fund, commenced operations on February 6, 2012.  As of the date of this SAI, the following management fees were reported for the period ended December 31, 2013 and 2012 , respectively : [TO BE UPDATED BY AMENDMENT]

AFIS Feeder Fund	Period ending December 31, 2013	Period ending December 31, 2012
Curian/American Funds Global Growth Fund	$	N/A
Curian/American Funds Growth Fund		$$19,308

In addition, the Agreement provides that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the AFIS Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary.  Any such subsidiary adviser will be paid solely by CRMC out of its fees.

AFIS Feeder Fund	Amount of Waiver
Curian/American Funds Global Growth Fund	0.65%
Curian/American Funds Growth Fund	0.50%

Investment Management Agreement of the AFIS Master Fund.  Each AFIS Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC.  The Agreements will continue in effect until December 31, 2014 , unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable AFIS Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreements provide that CRMC has no liability to the AFIS Master Funds for its acts or omissions in the performance of its obligations to the AFIS Master Funds not involving willful misconduct, bad faith, gross negligence, or reckless disregard of its obligations under the Agreements.  The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminates in the event of its assignment (as defined in the 1940 Act).

141

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

AFIS Master Global Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

AFIS Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.28%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the AFIS Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the AFIS Master Funds relating to the services furnished by CRMC.  Subject to the expense agreement described below, the AFIS Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the AFIS Master Funds.

CRMC’s total fees paid by each AFIS Master Fund for the AFIS Master Funds’ fiscal years ended December 31, 2013, 2012, and 2011 were: [TO BE UPDATED BY AMENDMENT]

	2013	2012	2011
AFIS Master Global Growth Fund $		$26,852,000	$27,891,000
AFIS Master Growth Fund	$	$78,245,000	$86,558,000

For additional information regarding the AFIS Master Funds investment management agreement, please see the AFIS Master Fund SAI, which is delivered together with this SAI.

Other Accounts Managed by AFIS Master Fund Portfolio Counselors.  The following tables list the number and types of other accounts managed by the AFIS Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the AFIS Master Fund’s most recently completed fiscal year ended December 31, 2013 .   [TO BE UPDATED BY AMENDEMENT]

142

AFIS Master Global Growth Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Isabelle de Wismes
Martin Jacobs
Jonathan Knowles
Steven T. Watson

AFIS Master Growth Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Donnalisa Parks Barnum
Gregg E. Ireland
Gregory D. Johnson
Michael T. Kerr
Ronald B. Morrow

1
Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s).  Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2
Represents funds advised or sub-advised by CRMC or its affiliates and sold outside the United States and/or fixed income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of CRMC.  Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3	Reflects other professionally managed accounts held at companies affiliated with CRMC. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Compensation of AFIS Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC.  In addition, they may receive bonuses based on their individual portfolio results.  Investment professionals also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent years, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages.  For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant AFIS Master Fund invests and measures of the results of comparable mutual funds.  For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.  CRMC also separately compensates analysts for the quality of their research efforts.  The AFIS Master Fund’s portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

AFIS Master Fund	Benchmark
AFIS Global Growth Fund	MSCI All Country World Index, Lipper Global Funds Index
AFIS Growth Fund	S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

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Fund Securities Beneficially Owned by AFIS Master Fund Portfolio Counselors

Shares of the AFIS Master Fund may only be owned by purchasing variable annuity and variable life insurance contracts.  Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.  At this time, the AFIS Master Fund’s portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the AFIS Master Fund’s most recent fiscal year period, they did not hold shares of the AFIS Master Fund.

Administrative Fee.  Each of the Funds pays an Administrative Fee to Curian Capital, LLC (“Administrator”).

The Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian/American Funds Growth Fund, and Curian/American Funds Global Growth Fund pay the Administrator an Administrative Fee of 0.10% of the average daily net assets of each Fund.

The Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Growth Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Ashmore Emerging Market Small Cap Equity Fund, Curian/Baring International Fixed Income Fund, Curian/BlackRock Global Long Short Credit Fund, Curian/CenterSquare International REIT Fund, Curian/DFA U.S. Micro Cap Fund, Curian/DoubleLine Total Return Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Epoch Global Shareholder Yield Fund, Curian/FAMCO Flex Core Covered Call Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Franklin Templeton Natural Resources Fund, Curian/Lazard International Strategic Equity Fund, Curian Long Short Credit Fund, Curian/Neuberger Berman Currency Fund, Curian/Nicholas Convertible Arbitrage Fund, Curian/PIMCO Credit Income Fund, Curian/PineBridge Merger Arbitrage Fund, Curian/Schroder Emerging Europe Fund, Curian/T. Rowe Price Capital Appreciation Fund, Curian/The Boston Company Equity Income Fund, Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, Curian/UBS Global Long Short Fixed Income Opportunities Fund, and Curian/Van Eck International Gold Fund pay the Administrator an Administrative Fee of 0.20% of the average daily net assets of each Fund.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees.  The total fees paid by the Funds to the Administrator for the fiscal year s ended December 31, 2013 and 2012 were $_________ and $1,905,918 , respectively .   No administrative fees were waived for fiscal years ended December 31, 2013 and 2012.  [TO BE UPDATED BY AMENDMENT]

For the fiscal year end on December 31, 2013 , the fees incurred by the Funds (before any fee waiver) pursuant to the Administration Agreement were as follows: [TO BE UPDATED BY AMENDMENT]

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	Administration Fees (Gross Fees)
Fund	December 31, 2013	December 31, 2012
Curian Guidance – Interest Rate Opportunities Fund	$	N/A
Curian Guidance – Multi-Strategy Income Fund	$	N/A
Curian Guidance – Equity Income Fund		$$11,894
Curian Guidance – Conservative Fund		$$16,482
Curian Guidance – Moderate Fund		$$28,078
Curian Guidance – Growth Fund	$	N/A
Curian Guidance – Moderate Growth Fund		$$39,573
Curian Guidance – Maximum Growth Fund		$$11,708
Curian Guidance – Tactical Moderate Growth Fund		$$42,237
Curian Guidance – Tactical Maximum Growth Fund		$$14,175
Curian Guidance – Institutional Alt 65 Fund		$$29,939
Curian Guidance – Institutional Alt 100 Conservative Fund	$	N/A
Curian Guidance – Institutional Alt 100 Moderate Fund		$$75,732
Curian Guidance – Institutional Alt 100 Growth Fund	$	N/A
Curian Guidance – International Opportunities Conservative Fund	$	N/A
Curian Guidance – International Opportunities Moderate Fund	$	N/A
Curian Guidance – International Opportunities Growth Fund	$	N/A
Curian Guidance – Equity 100 Fund		$$705
Curian Guidance – Fixed Income 100 Fund		$$1,460
Curian Guidance – Real Assets Fund	$	N/A
Curian Tactical Advantage 35 Fund		$$11,856
Curian Tactical Advantage 60 Fund		$$16,992
Curian Tactical Advantage 75 Fund		$$15,679
Curian Dynamic Risk Advantage – Diversified Fund		$$103,608
Curian Dynamic Risk Advantage – Growth Fund		$$41,887
Curian Dynamic Risk Advantage – Income Fund		$$46,469
Curian/Aberdeen Latin America Fund	$	N/A
Curian/American Funds Global Growth Fund	$	N/A
Curian/American Funds Growth Fund		$$4,543
Curian/AQR Risk Parity Fund	$	N/A
Curian/Ashmore Emerging Market Small Cap Equity Fund	$	N/A
Curian/Baring International Fixed Income Fund	$	N/A
Curian/BlackRock Global Long Short Credit Fund	$	N/A
Curian/CenterSquare International REIT Fund 3	$	N/A
Curian/DFA U.S. Micro Cap Fund		$$72,172
Curian/DoubleLine® Total Return Fund	$	N/A
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$	N/A
Curian/Epoch Global Shareholder Yield Fund		$$21,518
Curian/FAMCO Flex Core Covered Call Fund		$$22,216
Curian Focused International Equity Fund	$	N/A
Curian Focused U.S. Equity Fund	$	N/A
Curian/Franklin Templeton Frontier Markets Fund		$$70,036
Curian/Franklin Templeton Natural Resources Fund		$$191,992
Curian/Lazard International Strategic Equity Fund	$	N/A
Curian Long Short Credit Fund	$	N/A
Curian/Neuberger Berman Currency Fund		$$122,552

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Administration Fees (Gross Fees)
Fund	December 31, 2013	December 31, 2012
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund 1	N/A	N/A
Curian/Nicholas Convertible Arbitrage Fund		$$208,596
Curian/PineBridge Merger Arbitrage Fund		$$24,922
Curian/PIMCO Credit Income Fund		$$199,343
Curian/Schroder Emerging Europe Fund	$	N/A
Curian/T. Rowe Price Capital Appreciation Fund		$$15,831
Curian/The Boston Company Equity Income Fund		$$15,831
Curian/UBS Global Long Short Fixed Income Opportunities Fund 2	$	N/A
Curian/Van Eck International Gold Fund		$$51,991
1   As of December 31, 2013, no fees have been paid by the Trust to the Administrator, because the Fund had not yet commenced operations.
2   Until September 16, 2013, Fund was named the Curian/UBS Global Long Short Income Opportunities Fund.
3   Until April 28, 2014, Fund was named the Curian/Urdang International REIT Fund.

Custodian and Transfer Agent.  The custodian has custody of all securities and cash of the Trust maintained in the United States and attend s to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds.

The custodian for certain physical commodities held by the Curian/Van Eck International Gold Fund is The Bank of Nova Scotia, ScotiaMoca t ta – New York, Metals Operation, One Liberty Plaza, 25th Floor, New York, NY 10006.

Jackson National Asset Management, LLC, 225 West Wacker, Suite 1200, Chicago, Illinois 60606, is the transfer agent and dividend-paying agent for each Fund of the Trust.

Independent Registered Public Accounting Firm.  The Board has appointed KPMG LLP as the Trust’s independent registered public accounting firm.  KPMG LLP, 200 E. Randolph Street, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 7601 Technology Way, Denver, Colorado 80237, is the distributor of the shares of the Trust on a continuous basis.  The Distributor is not obligated to sell any specific amount of Fund shares.  JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.  An amended and restated Distribution Agreement was last approved by the Board on December 3, 2013 .

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the Prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.

Distribution Plan.  The Board, including all of the Independent Trustees, has approved a Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) with respect to the certain Funds.  In adopting the Plan, the Board, including all of the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood

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that the Plan will benefit each Fund and its shareholders by resulting in greater sales of shares.  For purposes of this section of the SAI only, each Fund covered by the Plan is referred to as a “Fund” and collectively as the “Funds.”

Currently, under the Plan, each Fund, except for the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, and Curian Guidance – Real Assets Fund, will accrue daily and pay monthly to JNLD the Rule 12b-1 fee.  This fee is computed at a maximum annual rate of 0.25% of the average daily net assets of the Fund.  To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

•	Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

•
Obtaining information and providing explanations to Variable Contract owners regarding the Funds’ investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

•	Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

•	Financing any other activity that the Companies’ Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

For the fiscal year ended on December 31, 2013 , the 12b-1 fees paid by the Funds were as follows: [TO BE UPDATED BY AMENDMENT]

Fund	Period Ended December 31, 2013
Curian Tactical Advantage 35 Fund	$
Curian Tactical Advantage 60 Fund1	$
Curian Tactical Advantage 75 Fund	$
Curian Dynamic Risk Advantage – Diversified Fund	$
Curian Dynamic Risk Advantage – Growth Fund	$
Curian Dynamic Risk Advantage – Income Fund	$

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Fund	Period Ended December 31, 2013
Curian/Aberdeen Latin America Fund	$
Curian/American Funds Growth Fund	$
Curian/AQR Risk Parity Fund	$
Curian/Ashmore Emerging Market Small Cap Equity Fund	$
Curian/Baring International Fixed Income Fund	$
Curian/BlackRock Global Long Short Credit Fund	$
Curian/CenterSquare International REIT Fund 3	$
Curian/DFA U.S. Micro Cap Fund	$
Curian/DoubleLine ® Total Return Fund	$
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Epoch Global Shareholder Yield Fund	$
Curian/FAMCO Flex Core Covered Call Fund	$
Curian Focused International Equity Fund	$
Curian Focused U.S. Equity Fund	$
Curian/Franklin Templeton Frontier Markets Fund	$
Curian/Franklin Templeton Natural Resources Fund	$
Curian/Lazard International Strategic Equity Fund	$
Curian Long Short Credit Fund	$
Curian/Neuberger Berman Currency Fund	$
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund 1	N/A
Curian/Nicholas Convertible Arbitrage Fund	$
Curian/PIMCO Credit Income Fund	$
Curian/PineBridge Merger Arbitrage Fund	$
Curian/Schroder Emerging Europe Fund	$
Curian/T. Rowe Price Capital Appreciation Fund	$
Curian/The Boston Company Equity Income Fund	$
Curian/UBS Global Long Short Fixed Income Opportunities Fund 2	$
Curian/Van Eck International Gold Fund	$
1  As of December 31, 2013 , no 12b-1fees have been paid by the Fund because the Fund had not yet commenced operations.
2   Until September 16, 2013, Fund was named the Curian/UBS Global Long Short Income Fund.
3   Until April 28, 2014, Fund was named the Curian/Urdang International REIT Fund.

Distribution Plan of the Master Funds.

Each AFIS Master Fund does not charge a 12b-1 fee for the Class 1 shares into which an AFIS Feeder Fund invests.  For additional information regarding the distribution of the Master Funds, please see each AFIS Master Fund’s SAI, which is delivered together with this SAI.

Fund Transactions and Brokerage.

Because each AFIS Feeder Fund invests its assets into its corresponding AFIS Master Fund, Curian Capital does not currently execute portfolio transactions on behalf of the AFIS Feeder Funds.  However, if Curian Capital or a sub-adviser begins to provide portfolio management services directly to an AFIS Feeder Fund, Curian Capital or the sub-adviser would execute portfolio transactions for the AFIS Feeder Fund pursuant to the policies and procedures described below.  Because the AFIS Feeder Funds do not invest directly in portfolio securities, the AFIS Feeder Funds do not pay any brokerage commissions.  For information about the brokerage commissions paid by each AFIS Master Fund for the AFIS Master Fund’s last three fiscal years ended December 31, see the AFIS Master Fund’s SAI, which was provided with this SAI and is available upon request.

Pursuant to the Investment Sub-Advisory Agreements, the sub-advisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust.  Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the sub-advisers may place portfolio securities orders with broker-dealers selected in their discretion.  The sub-advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results in commission rates and prices paid for securities for the Trust (“best execution”), and each sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation.  In

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doing so, a Fund may pay higher commission rates than the lowest available when a sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, OTC equities, and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds’ transactions.  Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer.  For securities traded primarily in the OTC market, the sub-adviser may deal directly with dealers who make a market in the securities.  Such dealers usually act as principals for their own account.  Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, each applicable sub-adviser considers a number of factors described in its policy and procedures.  The sub-advisers’ policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution.  The sub-adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the sub-adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the sub-advisers also expressly are permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended, and typically referred to as “soft dollars”), including securities research, or statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer.  In placing a purchase or sale order, a sub-adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser.  Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.  A sub-adviser may use research services provided by broker-dealers through which the sub-adviser effects Fund transactions in serving any or all of its accounts, and the sub-adviser may not use all such services in connection with its services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

During the fiscal year ended December 31, 2013 , the following Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which may have provided research services to the Funds’ sub-advisers: [TO BE UPDATED BY AMENDMENT]

Fund	Gross Dollar Value of Purchases/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers1

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct Curian Capital, in its capacity as the Trust’s investment adviser, and each of the sub-advisers retained by Curian Capital (and approved by the Trust) to manage certain of the Funds (each a “Sub-Adviser”), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

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In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, Curian Capital and the Sub-Advisers, may not take into account the broker-dealers’ promotion or sale of variable contracts that invest in Fund shares.  The Trust, Curian Capital, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time, the Board will review whether the Sub-Adviser’s use of the recapture program for the benefit of the Funds, and the portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable.  The Board intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

Subject to Rule 17e-1 under the 1940 Act, portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Investment Adviser, or a Sub-Adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.  The Board has adopted procedures and such transactions are reported to the Board on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, Sub-Advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member.  The Board has adopted procedures and all such transactions are reported to the Board on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, Sub-Advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser.  The Board has adopted procedures and all such transactions are reported to the Board on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Investment Adviser or a Sub-Adviser, or an affiliated company.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Investment Adviser or the Sub-Adviser believes that to do so is in the interest of the Fund and the other accounts participating.  When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the one-year period s ended December 31, 2013 and 2012, respectively, the following Funds paid the following amounts in brokerage commissions for portfolio transactions: [TO BE UPDATED BY AMENDMENT]

Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012
Curian Tactical Advantage 35 Fund		$$1,987
Curian Tactical Advantage 60 Fund		$$2,957
Curian Tactical Advantage 75 Fund		$$3,619
Curian Dynamic Risk Advantage – Diversified Fund		$$16,356
Curian Dynamic Risk Advantage – Growth Fund		$$6,010
Curian Dynamic Risk Advantage – Income Fund		$$18,902
Curian/DFA U.S. Micro Cap Fund		$$142,316
Curian/Epoch Global Shareholder Yield Fund		$$13,992
Curian/FAMCO Flex Core Covered Call Fund		$$69,574
Curian/Franklin Templeton Frontier Markets Fund		$$453,120
Curian/Franklin Templeton Natural Resources Fund		$$158,844
Curian/Nicholas Convertible Arbitrage Fund		$$181,723
Curian/PIMCO Credit Income Fund		$$0 1

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Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012
Curian/Pine B ridge Merger Arbitrage Fund	$$195,299
Curian/The Boston Company Equity Income Fund	$$10,060
Curian/Van Eck International Gold Fund	$$121,102

1 Less than $1.00 in total commissions.

During the one-year period s ended December 31, 2013 , the Funds did not pay any amounts in brokerage commissions to broker-dealers affiliated with the Funds through a Sub-Adviser.

As of December 31, 2013 , the following Funds owned securities of one of each Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealer:   [TO BE UPDATED BY AMENDMENT]

FUND	BROKER-DEALER	VALUE OF SECURITIES OWNED (IN THOUSANDS)

Code of Ethics.  To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Investment Adviser, the Sub-Advisers, the Funds and JNLD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust.  The Trust’s and the Investment Adviser’s Codes comply, in all material respects, with the recommendations of the Investment Company Institute.  Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds.

This section applies to all Funds except the AFIS Feeder Funds that invests in a master-feeder arrangement.  For proxy voting policies and procedures applicable to the Feeder Funds investing in a master-feeder arrangement, please see the section below entitled, “Proxy Voting Policies and Procedures for the AFIS Feeder Funds.”

The Board has approved the proxy voting policy and procedures (“Policy”) of the Investment Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Investment Adviser, and pursuant to which the Investment Adviser has delegated proxy voting responsibility to each of the Sub-Advisers , where applicable.   The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).  The policies and procedures (or summaries) will be filed with this SAI by amendment.

The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, Curian shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

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Proxy Voting Policies and Procedures for Feeder Funds.

When a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  However, the procedures described above (under the heading “Proxy Voting for Securities held by the Funds”) apply if a Fund is removed from the master/feeder structure.

Proxies for the portfolio securities of the AFIS Master Fund will be voted pursuant to the AFIS Master Fund’s proxy voting policies and procedures, which are described in the Master Fund’s SAI.

IX.DISCLOSURE OF PORTFOLIO INFORMATION

This section describes the Policies and Procedures for Disclosure of Portfolio Information for all Funds except the AFIS Feeder Fund.  Under the master-feeder structure, the AFIS Feeder Fund's sole portfolio holding, other than cash or cash equivalents, is shares of the AFIS Master Fund, and so long as the AFIS Feeder Fund operates under the master-feeder structure, the AFIS Feeder Fund will only disclose its holdings of the AFIS Master Fund.  As long as the AFIS Feeder Fund invests all of its assets in the AFIS Master Fund, it will be subject to the AFIS Master Fund’s policies and procedures regarding the disclosure of portfolio holdings.  For information regarding the AFIS Master Funds’ policies and procedures regarding disclosure of portfolio holdings, please see the AFIS Master Fund’s SAI, which is delivered together with this SAI.  If the AFIS Feeder Fund withdraws from the master/feeder structure, the AFIS Feeder Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Funds of the Trust.

Policies and Procedures

The Trust’s investment adviser, the Trust’s distributor, and the Trust’s Board have approved and adopted policies and procedures governing the disclosure of information regarding the portfolio holdings of each Fund.  In adopting these policies and procedures, the Board assessed the use of Fund portfolio information and the manner in which such information is conveyed to other parties, including shareholders.  The procedures are designed to control the disclosure of Fund portfolio information.  The policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information with the interests of the Trust’s investment adviser and the Trust’s distributor in the administration and management of the Funds.

As a general matter, it is the Trust’s policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information.  In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

In order to implement this policy, the procedures generally provide that:

•
Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC.  Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period or after such period required under applicable law.  Information about the Funds’ portfolio holdings may not, except as specified in the policies and procedures, be disclosed until it is either filed with the SEC, mailed to shareholders, or posted on www.jackson.com;

•
Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Trust’s President (in consultation with the Trust’s Chief Compliance Officer, when necessary); and

•
Information about the Funds’ portfolio holdings shall not be disclosed by the Funds and/or the Trust, the Trust’s investment adviser, the Trust’s distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

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Additionally, the Funds and/or the Trust, the Trust’s investment adviser, and the Trust’s distributor may periodically disclose portfolio holdings information in the following instances:

•
The Funds and/or the Trust, the Trust’s investment adviser, and the Trust’s distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of Fund shares.  The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.  The Funds will disclose their ten (10) largest portfolio holdings on www.jackson.com one (1) day prior to the use of any printed materials.

•
Portfolio holdings information may be made available on an ongoing basis to the Trust’s and/or the Funds’ service providers (including the investment adviser, investment sub-advisers, administrator, sub-administrator, custodian, distributor, transfer agent, shareholder servicing agent, independent auditors, or Trust counsel (or any of their affiliates)) that has entered into a written agreement with the Trust and/or a Fund, provided that such information is made available for use by the service provider in the performance of its services to or in the monitoring of, the Trust and/or Fund on a confidential basis, unless the information is publicly available.

•
The Funds may disclose their portfolio holdings to mutual fund databases and rating services under certain circumstances.  The disclosure of portfolio holdings to service providers generally is made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

•	Portfolio holdings information may be made available to investors or potential investors upon request, provided that the information is publicly available.

•
The Funds may disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

•
From time-to-time, the Funds may need to disclose portfolio holdings and other information.  The Trust’s President shall examine appropriateness of any such disclosure(s).  Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and Financial Industry Regulatory Authority (“FINRA”) requirements related to personal trading and access monitoring.  Upon review and authorization by the Trust’s President (in consultation with the Trust’s Chief Compliance Officer, when necessary), in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.

The Board may amend the Trust’s policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders and/or in response to changes in federal securities laws.

X.PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Insurance company plans and the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, and Curian Guidance – Real Assets Fund  may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

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All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

As stated in the Prospectus, the net asset value (“NAV”) of a Fund’s shares is determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The NAV of a Fund’s share may also not be determined on days designated by the Board or on days designated by the SEC.

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the OTC market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Board has adopted procedures pursuant to which the Investment Adviser may determine, subject to ratification by the Board, the “fair value” of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets.  Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of business on each Business Day.  In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund’s NAV is not calculated.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Trust’s procedures for pricing of portfolio securities authorize the Investment Adviser, subject to verification by the Board, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  This will occur if the Investment Adviser determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices are deemed under the Trust’s pricing procedures to be a “significant event.” Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Investment Adviser adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Net Asset Value Calculations Applicable to the AFIS Master Fund.  All portfolio securities of the AFIS Master Fund are valued, and the net asset value per share for each share class is determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange

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or market in which the security trades.  Fixed income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available or at prices for securities of comparable maturity, quality and type.  The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques, and an evaluation of the yield curves as of approximately 3 p.m. (EST).  The Master Fund’s investment adviser performs certain checks on these prices prior to calculation of the Master Fund’s net asset value.  Securities with both fixed income and equity characteristics, or equity securities traded principally among fixed income dealers, are valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the AFIS Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the AFIS Master Fund’s board.  Subject to board oversight, the AFIS Master Fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the “fair value” to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions.  The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States.  Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences.  If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.  Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of the AFIS Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the AFIS Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.  Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

XI.DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares.  The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without

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thereby changing the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of each Fund would participate equally in the earnings, dividends, redemption rights and assets of the particular Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights.  Shareholders are entitled to one vote for each share held.  Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders.  Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act.  As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders.  At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust.  A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy.  Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.  Shares do not have cumulative voting rights.  Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund, even though (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting.  Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  The Agreement and Declaration of Trust for Curian Variable Series Trust provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, and that 30% of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.  As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees.  The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

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No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.  The Board may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

(i)	To change the name of the Trust or any Series;

(ii)	To add to their duties or obligations or surrender any rights or powers granted to them herein;

(iii)
To cure any ambiguity, to correct or supplement any provision  herein which may be inconsistent with any other provision herein or to make any other provisions with respect to matters or questions arising under this Declaration which will not be inconsistent with the provisions of the Declaration; and

(iv)
To eliminate or modify any provision of the Declaration which (a) incorporates, memorializes or sets forth an existing requirement imposed by or under any Federal or state statute or any rule, regulation or interpretation thereof or thereunder or (b) any rule, regulation, interpretation or guideline of any Federal or state agency, now or hereafter in effect, including without limitation, requirements set forth in the 1940 Act and the rules and regulations thereunder (and interpretations thereof), to the extent any change in applicable law liberalizes, eliminates or modifies any such requirements, but the Trustees shall not be liable for failure to do so.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.  Shares have no pre-emptive or conversion rights.  Shares are fully paid and non-assessable when issued.

Shareholder Inquiries.  All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

Information Regarding Master Funds.  For information regarding the Master Funds’ shares, voting rights and policies regarding shareholder inquiries, please see the Master Funds SAI, which is delivered together with this SAI.

XII.TAXATION

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Code.  Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.  Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts.  The interests in each Regulated Investment Company Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust and Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code as well as Jackson National Life Insurance Company.

Prior to the Regulated Investment Company Modernization Act of 2010 (“Act”), if any Regulated Investment Company Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral.  In addition, the Fund may have been required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.  Furthermore, the variable annuity and life insurance contracts could also have lost the tax deferral if the Fund separately failed to satisfy the diversification requirements of Section 817(h).  The Act allows a Fund to cure, under certain circumstances, a failure to satisfy the “qualifying income requirement” or a failure to satisfy the “asset diversification requirement” for taxation as a RIC under the Code.  If such defect is “cured,” such Fund will be treated as never having violated either the “qualifying income requirement” or “asset diversification requirement.”

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The Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the Fund, unless otherwise requested by a shareholder.  The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Under the Act, the Fund will be permitted to carry forward capital losses for an unlimited period.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2013 , the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows: [TO BE UPDATED BY AMENDMENT]

Short Term Capital Losses	Long Term Capital Losses

Contract Owners

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity or life insurance policy.  Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Internal Revenue Code Diversification Requirements

Section 817(h) of the Code imposes certain diversification requirements on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson.  Failure to satisfy those requirements would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy.  Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days after such last day), (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments.  For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Treasury Regulations amplify the diversification requirements set forth in Section 817(h) and provide an alternative to the provision described above.  Section 817(h)(2) and the Treasury Regulations provide that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days after such last day), the assets in the account meet the diversification requirements for a regulated investment company (Section 851(b)(3)) and no more than 55% of those assets consist of cash, cash items, U.S. G overnment securities and securities of other regulated investment companies.  Each Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with all diversification requirements under the Treasury Regulations.  It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

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XIII.FINANCIAL STATEMENTS

The audited financial statements and financial highlights, including notes thereto, and the report of the Fund’s Independent Registered Public Accounting Firm, KPMG LLP, as of and for each of the periods presented through December 31, 2013 , included in the Trust’s annual report to shareholders are incorporated by reference into (which means they legally are part of) this SAI.  The Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.   Information for the Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund has not been included because this Fund has not yet commenced operations.

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APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service

Short-Term Issue Ratings
Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Issue Ratings.
Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C.  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR.  Withdrawn.

Moody’s applies all numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Ratings Services

Short-Term Issue Credit Ratings.
A-1.  A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3.  A small portion of speculative-grade credits, those with outstanding short-term creditworthiness, may obtain an ‘A-3’ short-term rating (i.e., cross over to investment grade for their short-term rating).  These issuers should have relatively low default risk over the near term, despite speculative grade characteristics over medium to long term.

B.  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1.  A short-term obligation rated ‘B-1’ has above average creditworthiness over the short term compared to other speculative-grade issuers, despite credit concerns over the medium to long term.  They should have a combination of very strong liquidity and limited near-term event risk.

B-2.  A short-term obligation rated ‘B-2’ has average speculative-grade creditworthiness.  They should have adequate to good liquidity and may have limited near-term event risk.

B-3.  A short-term obligation rated ‘B-3’ has weak speculative-grade creditworthiness.  They may have poor to merely adequate liquidity and have significant near-term event risk.

C.  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D.  A short-term obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Long-Term Issue Credit Ratings.  Issue credit ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;

2.	Nature of and provisions of the obligation;
3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

AAA.  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA.  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A.  An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB.  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB.  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B.  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC.  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

C.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D.  An obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-).  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r.  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings
Short-Term Issue Ratings.
F1.  Indicates the strongest capacity for the timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2.  Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the ratings.

F3.  Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher-rated categories.

B.  Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C.  Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, our National Short-Term Ratings definitions for F1+, F1, F2 and F3 may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Long-Term Issue Ratings

AAA.
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA.
Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A.
High credit quality. ‘A’ ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.
Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB.
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B.
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C.
High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D.
Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

DBRS Limited
Commercial Paper and Short Term Debt Ratings

R-1 (high)†
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average.  Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors.  Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)†
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree.  Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)†
Short-term debt rated R-1 (low) is of satisfactory credit quality.  The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable.  Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)†
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)†
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality.  Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)†
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit.  However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile.

R-3†
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4†
Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5†
Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D†
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

† R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

CURIAN VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)		Agreement and Declaration of Trust of Registrant dated September 7, 2011.1

(b)	(1)		By-Laws of Registrant dated September 7, 2011.1

(c)			Not Applicable

(d)	(1)		Curian Capital, LLC (“Curian Capital”)

		(i)	Investment Advisory and Management Agreement between Curian Capital and Registrant effective December 19, 2011.2

		(ii)	Amendment, effective March 1, 2012, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.4

		(iii)	Amendment, effective September 10, 2012, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.5

		(iv)	Amendment, effective April 29, 2013, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.7

		(v)	Amendment, effective July 1, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011. 9

		(vi)	Amendment, effective September 16, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011. 9

		(vii)	Investment Advisory Agreement between Curian Capital and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013. 9

		(viii)	Investment Advisory Agreement between Curian Capital and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013. 9

		(ix)	Investment Advisory Agreement between Curian Capital and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., effective April 28, 2014, to be filed by amendment.

	(2)		Aberdeen Asset Managers Limited (“Aberdeen”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Aberdeen effective April 29, 2013.7

	(3)		AQR Capital Management, LLC (“AQR”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and AQR effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and AQR dated December 19, 2011.7

		(iii)	Amendment, effective September 16, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and AQR dated December 19, 2011. 9

		(iv)	Investment Sub-Advisory Agreement between Curian Capital and AQR on behalf of the Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013. 9

	(4)		Ashmore Equity Investment Management (US) LLC (“Ashmore”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Ashmore effective April 29, 2013.7

	(5)		Baring International Investment Limited (“Baring”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Baring effective April 29, 2013.7

	(6)		BlackRock Financial Management, Inc. (“BlackRock Financial”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and BlackRock Financial effective April 29, 2013.7

	(7)		BlackRock International Limited (“BlackRock International”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and BlackRock International effective April 29, 2013.7

	(8)		Dimensional Fund Advisors LP (“DFA”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and DFA effective September 10, 2012.5

		(ii)	Amendment, effective February 5, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and DFA dated September 10, 2012.7

	(9)		DoubleLine Capital LP (“DoubleLine”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and DoubleLine effective September 16, 2013. 9

	(10)		Eaton Vance Management (“Eaton Vance”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Eaton Vance effective April 29, 2013.7

	(11)		Epoch Investment Partners, Inc. (“Epoch”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Epoch effective March 27, 2013. 8

	(12)		Fiduciary Asset Management LLC (“FAMCO”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and FAMCO effective April 30, 2013.8

	(13)		Franklin Advisers, Inc. (“Franklin Advisers”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Franklin Advisers effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and Franklin Advisers dated December 19, 2011.7

	(14)		Lazard Asset Management LLC (“Lazard”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Lazard effective April 29, 2013.7

	(15)		Mellon Capital Management Corporation (“Mellon Capital”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Mellon Capital effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and Mellon Capital dated December 19, 2011.7

		(iii)	Amendment, effective March 13, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Mellon Capital dated December 19, 2011.8

		(iv)	Amendment, effective April 29, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Mellon Capital dated December 19, 2011, attached hereto.

	(16)		Neuberger Berman Fixed Income LLC (“Neuberger Berman”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Neuberger Berman effective September 10, 2012.5

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and Neuberger Berman dated September 10, 2012.7

		(iii)	Amendment, effective February 5, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Neuberger Berman dated September 10, 2012.7

		(iv)	Amendment, effective April 28, 2014, to the Investment Sub-Advisory Agreement between Curian Capital and Neuberger Berman dated September 10, 2012, to be filed by amendment.

(v)
Investment Sub-Advisory Agreement between Curian Capital and Neuberger Berman on behalf of the Curian/Neuberger Berman Risk Balanced Commodity Fund Ltd., effective April 28, 2014, to be filed by amendment.

	(17)		Nicholas Investment Partners, L.P. (“Nicholas”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Nicholas effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and Nicholas dated December 19, 2011.7

	(18)		Pacific Investment Management Company LLC (“PIMCO”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and PIMCO effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and PIMCO dated December 19, 2011.7

	(19)		PineBridge Investments LLC (“PineBridge”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and PineBridge effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and PineBridge dated December 19, 2011.7

	(20)		PPM America, Inc. (“PPM”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and PPM effective April 29, 2013.7

	(21)		Schroder Investment Management North America Inc. (“Schroder Investment Management”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Schroder Investment Management effective April 29, 2013.7

		(ii)	Investment Sub-Sub-Advisory Agreement between Schroder Investment Management and Schroder Investment Management North America Limited effective April 29, 2013.7

	(22)		T. Rowe Price Associates, Inc. (“T. Rowe”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and T. Rowe effective September 16, 2013. 9

	(23)		Templeton Asset Management Ltd. (“Templeton”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Templeton effective September 10, 2012.5

		(ii)	Amendment, effective February 5, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Templeton dated September 10, 2012.7

	(24)		The Boston Company Asset Management LLC (“The Boston Company”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and The Boston Company effective December 19, 2011.2

		(ii)	Amendment, effective December 31, 2012, to the Investment Sub-Advisory Agreement between Curian Capital and The Boston Company dated December 19, 2011.7

		(iii)	Amendment, effective April 28, 2014, to the Investment Sub-Advisory Agreement between Curian Capital and The Boston Company dated December 19, 2011, to be filed by amendment.

	(25)		The London Company of Virginia, LLC (“The London Company”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and The London Company effective September 16, 2013. 9

	(26)		UBS Global Asset Management (Americas) Inc. (“UBS”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and UBS effective April 29, 2013.7

		(ii)	Amendment, effective September 16, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and UBS dated April 29, 2013, attached hereto.

	(27)		Urdang Securities Management, Inc. (“Urdang”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Urdang effective April 29, 2013.7

	(28)		Van Eck Associates Corporation (“Van Eck”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and Van Eck effective September 10, 2012.5

		(ii)	Amendment, effective February 5, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Van Eck dated September 10, 2012.7

		(iii)	Amendment, effective July 1, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Van Eck dated September 10, 2012. 9

		(iv)	Investment Sub-Advisory Agreement between Curian Capital and Van Eck on behalf of the Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013. 9

	(29)		WCM Investment Management (“WCM”)

		(i)	Investment Sub-Advisory Agreement between Curian Capital and WCM effective September 16, 2013. 9

(e)	(1)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company (“Jackson National Life”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. 9

	(2)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York (“JNLNY”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. 9

(3)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (“iShares”) dated January 31, 2012.3

	(4)		Investing Fund Agreement between Registrant, Market Vectors ETF Trust dated February 13, 2013.7

	(5)		Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012.3

(6)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (“PowerShares”) dated January 31, 2012.3

	(7)		Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012.3

	(8)		Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012.3

(9)
Investing Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds (“Vanguard”) dated January 31, 2012.3

	(10)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective September 10, 2012.5

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.7

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. 9

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated March 24, 2011.1

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.1

(iii)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase dated March 24, 2011.1

		(iv)	Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase dated November 30, 2011.2

		(v)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.4

		(vi)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.5

		(vii)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.7

		(viii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.7

		(ix)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. 9

(x)
Addendum, effective July 1, 2013, to the Master Global Custody Agreement (“Cayman Custody Agreement”) between JNL/BlackRock Global Allocation Fund Ltd., JNL/AQR Managed Futures Fund Ltd., and JPMorgan Chase dated June 16, 2011. 9

	(2)		Custody Agreement, effective July 1, 2013, between Curian/Van Eck International Gold Fund Ltd. and The Bank of Nova Scotia (“Scotiabank”). 9

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.4

		(ii)	Amendment, effective September 10, 2012, to Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.5

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and Curian dated March 1, 2012.7

		(iv)	Amendment, effective July 1, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012. 9

		(v)	Amendment, effective August 29, 2013, to the Amended and Restated Administration Agreement between Curian Capital dated March 1, 2012, attached hereto.

		(vi)	Amendment, effective September 16, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012. 9

	(2)		Administration Agreement between Curian Capital and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013. 9

	(3)		Administration Agreement between Curian Capital and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013. 9

	(4)		Administration Agreement between Curian Capital and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., effective April 28, 2014, to be filed by amendment.

	(5)	(i)	Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and Jackson Fund Services (“JFS”) effective July 1, 2013. 9

		(ii)	Amendment, effective September 16, 2013, to the Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and JFS. 9

	(6)		Curian/Van Eck International Gold Fund Ltd. Sub-Administration Agreement between Curian Capital and JFS, effective July 1, 2013. 9

	(7)		Curian/AQR Risk Parity Fund Ltd. Sub-Administration Agreement between Curian Capital and JFS, effective September 16, 2013. 9

	(8)		Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. Sub-Administration Agreement between Curian Capital and JFS, effective April 28, 2014, to be filed by amendment.

	(9)	(i)	Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC (“JNAM”) dated November 29, 2011.2

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.4

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.5

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.7

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011, attached hereto.

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM. 9

	(10)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.2

	(11)	(i)	Fund Compliance Services Agreement between Registrant and JFS effective October 5, 2011.2

		(ii)	Amendment, effective December 14, 2012, to Fund Compliance Services Agreement between Registrant and JFS dated October 5, 2011.7

		(iii)	Amendment, effective August 28, 2013, to Fund Compliance Services Agreement between Registrant and JFS dated October, 2011, attached hereto.

	(12)		Management Fee Waiver Agreement, effective February 1, 2012, between Registrant and Curian Capital.3

	(13)		Management Fee Waiver Agreement, effective June 6, 2013, between Registrant and Curian Capital. 9

	(14)		Management Fee Waiver Agreement, effective August 28, 2013, between Registrant and Curian Capital, attached hereto.

	(15)		Management Fee Waiver Agreement, effective September 16, 2013, between Registrant and Curian Capital. 9

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, to be filed by amendment.

(k)			Not Applicable

(l)	(1)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.2

(m)	(1)	(i)	Distribution Plan, effective September 10, 2012.5

		(ii)	Amendment to Distribution Plan, dated September 11, 2012.7

		(iii)	Amendment to Distribution Plan, effective April 29, 2013.7

		(iv)	Amendment to Distribution Plan, effective September 16, 2013. 9

(n)			Not Applicable

(o)			Not Applicable

(p)	(1)		Code of Ethics for Registrant, dated November 29, 2011.2

	(2)		Code of Ethics for Curian Capital, dated July 24, 2013.9

	(3)		Code of Ethics for JNLD, dated March 2013.9

	(4)		Code of Ethics for Aberdeen, dated October 1, 2013, attached hereto.

	(5)		Code of Ethics for AQR, dated September 13, 2012.7

	(6)		Code of Ethics for Ashmore, dated July 1, 2013, attached hereto.

	(7)		Code of Ethics for Baring, dated April 2013, attached hereto.

	(8)	(i)
Code of Ethics for BlackRock Financial, dated June 5, 2013; and Advisory Employee Investment Transaction Policy dated August 5, 2013, which are collectively considered BlackRock Financial's Code of Ethics, attached hereto.

(ii)
Code of Ethics for BlackRock International, dated June 5, 2013; and Advisory Employee Investment Transaction Policy dated August 5, 2013, which are collectively considered BlackRock International’s Code of Ethics, attached hereto.

	(9)		Code of Ethics for DFA, dated March 1, 2013, attached hereto.

	(10)		Code of Ethics for DoubleLine, dated August 21, 2013, attached hereto.

	(11)		Code of Ethics for Eaton Vance, dated June 1, 2013, attached hereto.

	(12)		Code of Ethics for Epoch, dated May 2013, attached hereto.

	(13)		Code of Ethics for FAMCO, dated April 30, 2013.8

	(14)		Code of Ethics for Franklin Advisers, dated May 2013, attached hereto.

	(15)		Code of Ethics for Lazard, dated September 2012.6

	(16)		Code of Conduct for Mellon Capital, dated June 2013; and Personal Securities Trading Policy dated March 12, 2013, which are collectively considered Mellon Capital’s Code of Ethics, attached hereto.

	(17)		Code of Ethics for Neuberger Berman January 2013.8

	(18)		Code of Ethics for Nicholas, dated September 1, 2012.7

	(19)		Code of Ethics for PIMCO, dated June 2013, attached hereto.

	(20)		Code of Ethics for PineBridge, dated January 2013.8

	(21)		Code of Ethics for PPM, version one dated January 31, 2013, and version two dated January 31, 2013.8

	(22)	(i)	Code of Ethics for Schroder Investment Management, dated June 18, 2013, attached hereto.

		(ii)	Code of Ethics for Schroder Investment Management North America, Limited, dated May 1, 2013, attached hereto.

	(23)		Code of Ethics for T. Rowe, dated June 2013, attached hereto.

	(24)		Code of Ethics for Templeton, dated May 1, 2013, attached hereto.

(25)
Code of Conduct for The Boston Company, dated March 2012; and Personal Trading Policy dated May 29, 2012, and Insider Trading Policy dated September 2012 which are collectively considered The Boston Company’s Code of Ethics, attached hereto.

	(26)		Code of Ethics for The London Company, dated March 2013.8

	(27)		Code of Ethics for UBS, dated January 7, 2013; and Insider Trading Policies and Procedures dated June 19, 2012.8

(28)
Code of Ethics for Urdang, version one dated July 2013, version two dated March 2012; and Personal Securities Trading Policy dated March 12, 2013 which are collectively considered Urdang’s Code of Ethics, attached hereto.

	(29)		Code of Ethics for Van Eck, dated July 1, 2013, attached hereto.

	(30)		Code of Ethics for WCM, dated December 31, 2012.8

1
Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on October 19, 2011.

2	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

3	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

4	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

5	Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

6	Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed with the SEC on February 6, 2013.

7	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

8	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed with the SEC on June 14, 2013.

9	Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Declaration of Trust:  Article IV of the Registrant’s Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to  the Trust are the following: the description of the business of Curian Capital, LLC (“Curian Capital”) contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Bell, Contillo, Koors, O’Boyle, Oprins, Piszczek, Taylor, Wehrle and Wetzel; and Mses. Bennett, Bergandine, Buiter, Burke, Crosser, Gonzalez, and Rhee, contained in the section entitled “Trustees and Officers of the Trust” and the description of Curian Capital contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of Curian Capital: EJB: please confirm that this list has been requested and updated.

NAME & ADDRESS	PRINCIPAL OCCUPATION

Jennifer Alabiso 7601 Technology Way Denver, Colorado, 80237	Assistant Vice President (08/13/2012 to present)

Christopher Baker 7601 Technology Way Denver, Colorado 80237	Vice President (11/19/2007 to present)

Michael Bell 7601 Technology Way Denver, Colorado 80237	President and Chief Executive Officer (12/19/2005 to present)

Holly Burke 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/09/2010 to present)

Gabriel Burstein 7601 Technology Way Denver, Colorado 80237	Vice President (02/01/2013 to present)

Richard Catts 7601 Technology Way Denver, Colorado 80237	Vice President (11/14/2011 to present)

Maura Collins 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Financial Officer (10/29/2010 to present)

Walt Czaicki 7601 Technology Way Denver, Colorado 80237	Vice President (10/17/2011 to present)

Lewis J. Dellarco Jr. 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer (12/12/2008 to present)

Glenn Dorsey 7601 Technology Way Denver, Colorado 80237	Vice President (03/01/2013 to present)

Peter J. Eisenrich 7601 Technology Way Denver, Colorado 80237	Vice President (3/30/2010 to present)

James Ferrin 7601 Technology Way Denver, Colorado 80237	Vice President (8/13/2007 to present)

Jennifer Foss 7601 Technology Way Denver, Colorado 80237	Assistant Vice President ( 08/10/2009 to present)

Shannon Garcia 7601 Technology Way Denver, Colorado 80237	Vice President (12/19/2008 to present)

Matt Gelber 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/07/2013 to present)

James Gilmore 7601 Technology Way Denver, Colorado 80237	Vice President (11/04/2011 to present)

Mark Godfrey 7601 Technology Way Denver, Colorado 80237	Vice President (03/19/2012 to present)

William Harding 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Vice President(02/13/2013 to present)

Brian Hargreaves 7601 Technology Way Denver, Colorado 80237	Vice President (03/12/2012 to present)

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/01/2012 to present) Vice President (12/19/2008 to 12/31/2011) General Counsel (12/19/2008 to present) Assistant Secretary (2/3/2010 to present)

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/1/2002 to present)

Keith Johnson 7601 Technology Way Denver, Colorado 80237	Vice President (12/30/2011 to present)

Susanne Leisy 7601 Technology Way Denver, Colorado 80237	Vice President (5/1/2012 to present)

Peter Lourdel 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2008 to present)

Kristine Lowry 7601 Technology Way Denver, Colorado 80237	Vice President and Controller (01/14/2013 to present)

Kevin R. McIntosh 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (11/29/2010 to present)

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Board of Managers (11/1/2002 to present) Secretary (12/31/2003 to present)

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Board of Managers (02/16/2011 to present)

Pete Muckley 7601 Technology Way Denver, Colorado 80237	Vice President (1/1/2007 to present)

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Board of Managers (01/01/2011 to present)

Tim Parkinson 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (09/07/2010 to present)

Clint Pekrul 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/04/2010 to present)

Mike Petko 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (02/23/2011 to present)

Laura L. Prieskorn 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/27/2012 to present)

Tricia Rieple 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (02/04/2013)

Chris Rosato 7601 Technology Way Denver, Colorado 80237	Senior Vice President (1/1/2007 to present)

Kezia Samuel 7601 Technology Way Denver, Colorado 80237	Vice President (04/24/2013 to present)

Kathryn Santoro 7601 Technology Way Denver, Colorado 80237	Vice President (02/07/2013 to present)

Mark Schoenbeck 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/10/2011 to present)

John Smith 7601 Technology Way Denver, Colorado 80237	Vice President (02/27/2012 to present)

James R. Sopha 1 Corporate Way Lansing, Michigan 48951	Board of Managers (01/01/2011 to present)

Amy Tempkin 7601 Technology Way Denver, Colorado 80237	Vice President (5/7/2012 to present)

MarcVan Rijssen 7601 Technology Way Denver, Colorado 80237	Vice President (01/01/2013to present) Assistant Vice President (01/01/2011 to present)

Greg Verfaillie 7601 Technology Way Denver, Colorado 80237	Senior Vice President and National Sales Manager (10/31/2007 to present)

Shaye Wade 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (07/02/2012 to present)

Thomas Wald 7601 Technology Way Denver, Colorado 80237	Vice President (08/20/2012 to present)

Bret Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President (03/30/2012 to present)

Steve Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Investment Officer (5/18/2005 to present)

Aberdeen Asset Managers Limited; AQR Capital Management, LLC; Ashmore Equity Investment Management (US) LLC; Baring International Investment Ltd.; BlackRock Financial Management, Inc.; BlackRock International Limited; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; Eaton Vance Management; Epoch Investment Partners, Inc.; Fiduciary Asset Management LLC; Franklin Advisers, Inc.; Lazard Asset Management LLC; Mellon Capital Management Corporation; Neuberger Berman Fixed Income LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PineBridge Investments LLC; PPM America, Inc.; Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited; T. Rowe Price Associates, Inc.; Templeton Asset Management Ltd.; The Boston Company Asset Management LLC; The London Company of Virginia, LLC; UBS Global Asset Management (Americas) Inc.; Urdang Securities Management, Inc.; Van Eck Associates Corporation; and WCM Investment Management, the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

Aberdeen Asset Managers Limited	801-75074
AQR Capital Management, LLC	801-55543
Ashmore Equity Investment Management (US) LLC	801-31852
Baring International Investment Ltd.	801-15160
BlackRock Financial Management, Inc.	801-48433
BlackRock International Limited	801-51087
Dimensional Fund Advisors L.P.	801-16283
DoubleLine Capital L.P.	801-70942
Eaton Vance Management	801-15930
Epoch Investment Partners, Inc.	801-63118
Fiduciary Asset Management LLC	801-46751
Franklin Advisers, Inc.	801-26292
Lazard Asset Management LLC	801-61701
Mellon Capital Management Corporation	801-19785
Neuberger Berman Fixed Income LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
PineBridge Investments LLC	801-18759
Schroder Investment Management North America Inc.	801-15834
Schroder Investment Management North America Limited	801-37163
T. Rowe Price Associates, Inc.	801-856
Templeton Asset Management Ltd.	801-46997
The Boston Company Asset Management LLC	801-6829
The London Company of Virginia, LLC	801-46604
UBS Global Asset Management (Americas) Inc.	801-34910
Urdang Securities Management, Inc.	801-51733
Van Eck Associates Corporation	801-21340
WCM Investment Management	801-11916

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Maura Collins 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Chief Financial Officer and FinOp

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Kim Feul 7601 Technology Way Denver, CO 80237	Assistant Vice President

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 6550 Carothers Parkway Franklin, TN 37067	Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manager and Secretary

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Sub-Administrator at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Sub-Administrator at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 7601 Technology Way, Denver, Colorado 80237; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 19 under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 19 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 19th day of December, 2013.

CURIAN VARIABLE SERIES TRUST

/s/ Michael A. Bell by Susan S. Rhee *
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Susan S. Rhee *	December 19, 2013
David W. Agostine
Trustee

/s/ Michael A. Bell by Susan S. Rhee *	December 19, 2013
Michael A. Bell
President and Trustee

/s/ Gregory P. Contillo by Susan S. Rhee *	December 19, 2013
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Susan S. Rhee *	December 19, 2013
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Susan S. Rhee *	December 19, 2013
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Susan S. Rhee *	December 19, 2013
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors by Susan S. Rhee *	December 19, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

Curian/AQR Risk Parity Fund Ltd. has duly caused this Registration Statement of Curian Variable Series Trust, with respect only to information that specifically relates to Curian/AQR Risk Parity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on this 19th day of December, 2013.

CURIAN/AQR RISK PARITY FUND LTD.

/s/ Susan S. Rhee *
Susan S. Rhee
Director of Curian/AQR Risk Parity Fund Ltd.

This Registration Statement of Curian Variable Series Trust, with respect only to information that specifically relates to the Curian/AQR Risk Parity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee *	December 19, 2013
Daniel W. Koors
Director of Curian/AQR Risk Parity Fund Ltd.

/s/ Susan S. Rhee *	December 19, 2013
Susan S. Rhee
Director of Curian/AQR Risk Parity Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

Curian/Van Eck International Gold Fund Ltd. has duly caused this Registration Statement of Curian Variable Series Trust, with respect only to information that specifically relates to Curian/Van Eck International Gold Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on this 19th day of December, 2013.

CURIAN/VAN ECK INTERNATIONAL GOLD FUND LTD.

/s/ Susan S. Rhee *
Susan S. Rhee
Director of Curian/Van Eck International Gold Fund Ltd.

This Registration Statement of Curian Variable Series Trust, with respect only to information that specifically relates to the Curian/Van Eck International Gold Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Daniel W. Koors by Susan S. Rhee *	December 19, 2013
Daniel W. Koors
Director of Curian/Van Eck International Gold Fund Ltd.

/s/ Susan S. Rhee *	December 19, 2013
Susan S. Rhee
Director of Curian/Van Eck International Gold Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of CURIAN VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Curian Variable Series Trust, hereby constitute and appoint Susan S. Rhee, Diana R. Gonzalez, Bonnie Howe, Mark D. Nerud and Michael A. Bell, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ David W. Agostine	August 28, 2013
David W. Agostine
Trustee

/s/ Michael A. Bell	August 28, 2013
Michael A. Bell
Trustee

/s/ Gregory P. Contillo	August 28, 2013
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor	August 28, 2013
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle	August 28, 2013
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel	August 28, 2013
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors	August 28, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(15)	(iv)	Amendment, effective April 29, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and Mellon Capital dated December 19, 2011, attached hereto as EX99.28(d)(15)(iv).

	(26)	(ii)	Amendment, effective September 16, 2013, to the Investment Sub-Advisory Agreement between Curian Capital and UBS dated April 29, 2013, attached hereto as EX99.28(d)(26)(ii).

(h)	(1)	(v)	Amendment, effective August 29, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012, attached hereto as EX99.28(h)(1)(v).

	(9)	(v)	Amendment, effective August 28, 2013, to Transfer Agency Agreement between Registrant and JNAM, attached hereto as EX99.28(h)(9)(v).

	(11)	(iii)	Amendment, effective August 28, 2013, to Fund Compliance Services Agreement between Registrant and JFS dated October, 2011, attached hereto as EX99.28(h)(11)(iii).

	(14)		Management Fee Waiver Agreement, effective August 28, 2013, between Registrant and Curian Capital, attached hereto as EX99.28(h)(14).

(i)			Opinion and Consent of Counsel, attached hereto as EX99.28(i).

(p)	(4)		Code of Ethics for Aberdeen, dated October 1, 2013, attached hereto as EX99.28(p)(4).

	(6)		Code of Ethics for Ashmore, dated July 1, 2013, attached hereto as EX99.28(p)(6).

	(7)		Code of Ethics for Baring, dated April 2013, attached hereto as EX99.28(p)(7).

	(8)	(i)
Code of Ethics for BlackRock Financial, dated June 5, 2013; and Advisory Employee Investment Transaction Policy dated August 5, 2013, which are collectively considered BlackRock Financial's Code of Ethics, attached hereto as EX99.28(p)(8)(i).

(ii)
Code of Ethics for BlackRock International, dated June 5, 2013; and Advisory Employee Investment Transaction Policy dated August 5, 2013, which are collectively considered BlackRock International’s Code of Ethics, attached hereto as EX99.28(p)(8)(ii).

	(9)		Code of Ethics for DFA, dated March 1, 2013, attached hereto as EX99.28(p)(9).

	(10)		Code of Ethics for DoubleLine, dated August 21, 2013, attached hereto as EX99.2(p)(10).

	(11)		Code of Ethics for Eaton Vance, dated June 1, 2013, attached hereto as EX99.28(p)(11).

	(12)		Code of Ethics for Epoch, dated May 2013, attached hereto as EX99.28(p)(12).

	(14)		Code of Ethics for Franklin Advisers, dated May 2013, attached hereto as EX99.28(p)(14).

(16)
Code of Conduct for Mellon Capital, dated June 2013; and Personal Securities Trading Policy dated March 12, 2013, which are collectively considered Mellon Capital’s Code of Ethics, attached hereto as EX99.28(p)(16).

	(19)		Code of Ethics for PIMCO, dated June 2013, attached hereto as EX99.28(p)(19).

	(22)	(i)	Code of Ethics for Schroder Investment Management, dated June 18, 2013, attached hereto as EX99.28(p)(22)(i).

		(ii)	Code of Ethics for Schroder Investment Management North America, Limited, dated May 1, 2013, attached hereto as EX99.28(p)(22)(ii).

	(23)		Code of Ethics for T. Rowe, dated June 2013, attached hereto as EX99.28(p)(23).

	(24)		Code of Ethics for Templeton, dated May 1, 2013, attached hereto as EX99.28(p)(24).

(25)
Code of Conduct for The Boston Company, dated March 2012; and Personal Trading Policy dated May 29, 2012, and Insider Trading Policy dated September 2012 which are collectively considered The Boston Company’s Code of Ethics, attached hereto as EX99.28(p)(25).

(28)
Code of Ethics for Urdang, version one dated July 2013, version two dated March 2012; and Personal Securities Trading Policy dated March 12, 2013 which are collectively considered Urdang’s Code of Ethics, attached hereto as EX99.28(p)(28).

	(29)		Code of Ethics for Van Eck, dated July 1, 2013, attached hereto as EX99.28(p)(29).